UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

April 30, 2022

BALANCED FUND

MID-CAP VALUE FUND

Bal_MCV 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “… to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned -6.83% for the six months ended April 30, 2022, underperforming the 40% Bloomberg U.S. Agg/60% Russell 1000 Value Index return of -6.09% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADBX	(6.73)%	(3.15)%	7.53%	7.23%	8.10%
Y Class (1,6)	ACBYX	(6.71)%	(3.19)%	7.44%	7.19%	8.04%
Investor Class (1,6)	AABPX	(6.83)%	(3.43)%	7.19%	6.93%	7.76%
Advisor Class (1,6)	ABLSX	(6.91)%	(3.56)%	7.01%	6.76%	7.58%
A Class without sales charge (1,2,6)	ABFAX	(6.85)%	(3.45)%	7.18%	6.93%	7.70%
A Class with sales charge (1,2,6)	ABFAX	(12.19)%	(8.98)%	5.09%	5.67%	7.07%
C Class without sales charge (1,3,6)	ABCCX	(7.21)%	(4.19)%	6.38%	6.14%	6.90%
C Class with sales charge (1,3,6)	ABCCX	(8.21)%	(5.19)%	6.38%	6.14%	6.90%

40% Bloomberg U.S. Agg/60% Russell 1000 Value (4)		(6.09)%	(2.58)%	6.30%	6.23%	7.57%
Russell 1000® Value Index (5)		(3.94)%	1.32%	9.58%	9.06%	11.17%
Bloomberg U.S. Aggregate Bond Index (5)		(9.47)%	(8.51)%	0.38%	1.20%	1.73%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the five-year and ten-year periods. A Class has a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the five-year and ten-year periods. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

4.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg U.S. Aggregate Bond Index have been combined in a 60% / 40% proportion, respectively.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Balanced Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, and C Class shares were 0.70%, 0.77%, 0.99%, 1.16%, 1.02%, and 1.75%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Balanced FundSM

Performance Overview

April 30, 2022 (Unaudited)

As of April 30, 2022, the Fund’s asset allocation was 59% in equities (including equitized cash) and 41% in fixed-income securities.

The equity portion of the Fund (excluding equitized cash) returned -4.7% for the period, underperforming the Russell 1000 Value Index (the “Index”) return of -3.9%. The equity portion of the Fund underperformed the Index due to both stock selection and sector allocation.

Security selections in the Materials and Industrials sectors detracted from relative performance during the six-month period. In the Materials sector, International Flavors & Fragrances, Inc. (down 17.3%), followed closely by Air Products and Chemicals, Inc. (down 20.8%) and DuPont de Nemours, Inc. (down 18.2%) hurt performance. Within the Industrials sector, Vertiv Holdings Co. (down 48.8%), followed by General Electric Co. (down 27.9%) negatively impacted performance. Meanwhile, selections in the Information Technology sector modestly offset the Fund’s negative performance, including Broadcom, Inc. (up 5.1%) and Cognizant Tech Solutions Corp, Class A (up 4.5%).

The Fund’s underweight allocation to the Consumer Staples sector (up 11.4%) and overweight to allocation to the Consumer Discretionary sector (down 13.4%) detracted from performance. Conversely, an overweight allocation to the Energy sector (up 34.0%) boosted relative performance.

The fixed-income portion of the Fund returned -9.4% for the six-month period, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Barclays Index”) return of -9.5%. The Fund’s selections within the Service sector contributed value for the period, though this was slightly offset by negative selections in the Foreign Sovereign sector. From a duration perspective, the portfolio was helped by allocations to the Zero- to One-Year range but was hampered by allocations to the Seven- to Ten-Year range. In terms of quality, selections in AA-rated securities buoyed performance during the period.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
Anthem, Inc.		2.0
Wells Fargo & Co.		1.9
American International Group, Inc.		1.8
Hess Corp.		1.4
Citigroup, Inc.		1.3
General Electric Co.		1.3
Oracle Corp.		1.2
Phillips 66		1.1
U.S. Treasury Notes, 1.125%, Due 2/28/2025		1.1
UnitedHealth Group, Inc.		1.1

Total Fund Holdings	476

Sector Allocation (% Equities)
Financials		21.0
Health Care		14.4
Energy		12.4
Industrials		12.3
Information Technology		11.7
Consumer Discretionary		8.8
Communication Services		7.5
Materials		5.5
Utilities		2.5
Consumer Staples		2.1
Real Estate		1.8

American Beacon Balanced FundSM

Performance Overview

April 30, 2022 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	33.1
U.S. Agency Mortgage-Backed Obligations	16.5
Financial	14.1
Consumer, Non-Cyclical	7.0
Communications	5.4
Technology	4.9
Industrial	4.0
Asset-Backed Obligations	3.7
Energy	3.6
Consumer, Cyclical	3.4
Utilities	3.4
Basic Materials	0.4
Commercial Mortgage-Backed Obligations	0.4
Foreign Sovereign Obligations	0.1

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned -4.32% for the six months ended April 30, 2022. The Fund outperformed the Russell Midcap® Value Index (the “Index”) return of -4.84% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AACIX	(4.19)%	(1.98)%	9.36%	7.05%	10.24%
Y Class (1,6)	ACMYX	(4.24)%	(2.06)%	9.30%	6.97%	10.15%
Investor Class (1,6)	AMPAX	(4.32)%	(2.25)%	9.10%	6.79%	9.97%
Advisor Class (1,6)	AMCSX	(4.45)%	(2.55)%	8.76%	6.46%	9.64%
A Class without sales charge (1,2,6)	ABMAX	(4.40)%	(2.35)%	8.94%	6.64%	9.79%
A Class with sales charge (1,2,6)	ABMAX	(9.91)%	(7.95)%	6.82%	5.38%	9.14%
C Class without sales charge (1,3,6)	AMCCX	(4.73)%	(3.06)%	8.18%	5.89%	8.99%
C Class with sales charge (1,3,6)	AMCCX	(5.73)%	(4.06)%	8.18%	5.89%	8.99%
R6 Class (1,4,6)	AMDRX	(4.19)%	(1.98)%	9.46%	7.11%	10.27%

Russell Midcap® Value Index (5)		(4.84)%	0.00%	10.19%	8.61%	11.40%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the R5, Y, Investor, and Advisor Classes of the Fund was waived in 2013, 2021 and 2022. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2021 and 2022. Performance prior to waiving fees was lower than the actual returns shown for periods when waivers were in effect. A Class shares have a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2013, 2021 and 2022. Performance prior to waiving fees was lower than the actual returns shown for periods when waivers were in effect. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/12 through 2/28/18, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/12. A portion of fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than actual returns shown since inception.

5.

The Russell Midcap® Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Mid-Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell Midcap Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 1.08%, 1.15%, 1.37%, 1.70%, 1.45%, 2.17% and 1.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to stock selection while sector allocation detracted for the period.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Fund’s performance related to security selection was mostly attributed to investments in the Financials and Health Care sectors. In Financials, positions in Axis Capital Holdings Ltd. (up 11.8%), Assurant, Inc. (up 13.9%), and not owning KKR & Co., Inc. (down 35.7%) boosted relative performance. Within the Health Care sector, positions in McKesson Corp. (up 50.7%), Cardinal Health, Inc. (up 24.6%) and Encompass Health Corp. (up 10.0%) were top contributors to performance. Within the Materials sector, a position in Axalta Coating Systems Ltd. (down 18.7%) and not owning Nucor Corp. (up 39.7%) partially offset these gains.

From a sector allocation perspective, the Fund’s overweight to the Financials sector (down 12.2%) and underweight to the Consumer Staples sector (up 16.6%) detracted from Fund performance. In contrast, an overweight to Energy (up 34.1%), the best performing sector in the Index added to relative performance.

The sub-advisor’s philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit in the longer term.

Top Ten Holdings (% Net Assets)
Axis Capital Holdings Ltd.		3.1
VICI Properties, Inc.		2.1
American International Group, Inc.		1.5
Element Solutions, Inc.		1.5
Axalta Coating Systems Ltd.		1.4
Lear Corp.		1.4
Newell Brands, Inc.		1.4
Ally Financial, Inc.		1.3
Edison International		1.3
M&T Bank Corp.		1.3

Total Fund Holdings	121

Sector Allocation (% Equities)
Financials		25.0
Industrials		16.3
Consumer Discretionary		14.4
Health Care		9.2
Materials		8.1
Energy		6.6
Utilities		6.3
Information Technology		5.7
Real Estate		5.4
Consumer Staples		1.9
Communication Services		1.1

American Beacon FundsSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$932.70	$3.35
Hypothetical**	$1,000.00	$1,021.32	$3.51
Y Class
Actual	$1,000.00	$932.90	$3.74
Hypothetical**	$1,000.00	$1,020.93	$3.91
Investor Class
Actual	$1,000.00	$931.70	$4.79
Hypothetical**	$1,000.00	$1,019.84	$5.01
Advisor Class
Actual	$1,000.00	$930.90	$5.60
Hypothetical**	$1,000.00	$1,018.99	$5.86
A Class
Actual	$1,000.00	$931.50	$4.88
Hypothetical**	$1,000.00	$1,019.74	$5.11
C Class
Actual	$1,000.00	$927.90	$8.41
Hypothetical**	$1,000.00	$1,016.07	$8.80

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.78%, 1.00%, 1.17%, 1.02%, and 1.76% for the R5, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Mid-Cap Value Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$958.10	$4.42
Hypothetical**	$1,000.00	$1,020.28	$4.56
Y Class
Actual	$1,000.00	$957.60	$4.81
Hypothetical**	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$956.80	$5.68
Hypothetical**	$1,000.00	$1,018.99	$5.86
Advisor Class
Actual	$1,000.00	$955.50	$7.22
Hypothetical**	$1,000.00	$1,017.41	$7.45
A Class
Actual	$1,000.00	$956.00	$6.11
Hypothetical**	$1,000.00	$1,018.55	$6.31
C Class
Actual	$1,000.00	$952.70	$9.73
Hypothetical**	$1,000.00	$1,014.83	$10.04
R6 Class
Actual	$1,000.00	$958.10	$4.37
Hypothetical**	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.91%, 0.99%, 1.17%, 1.49%, 1.26%, 2.01%, and 0.90% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.76%

Communication Services - 4.33%

Entertainment - 1.01%
Electronic Arts, Inc.	5,693	$672,059
Warner Bros Discovery, Inc.A	47,799	867,552

		1,539,611

Interactive Media & Services - 0.78%
Alphabet, Inc., Class AA	520	1,186,739

Media - 1.76%
Altice USA, Inc., Class AA	33,066	306,852
Comcast Corp., Class A	33,926	1,348,898
News Corp., Class A	27,500	546,150
Omnicom Group, Inc.	2,986	227,324
Paramount Global, Class B	8,700	253,344

		2,682,568

Wireless Telecommunication Services - 0.78%
T-Mobile U.S., Inc.A	4,930	607,080
Vodafone Group PLC, ADR	38,132	579,225

		1,186,305

Total Communication Services		6,595,223

Consumer Discretionary - 5.07%

Auto Components - 0.96%
Adient PLCA	4,532	154,723
Aptiv PLCA	3,300	351,120
Goodyear Tire & Rubber Co.A	9,459	125,994
Magna International, Inc.	13,804	831,967

		1,463,804

Automobiles - 0.84%
General Motors Co.A	32,542	1,233,667
Harley-Davidson, Inc.	1,008	36,742

		1,270,409

Hotels, Restaurants & Leisure - 1.52%
Aramark	24,574	890,807
Booking Holdings, Inc.A	160	353,650
Las Vegas Sands Corp.A	30,335	1,074,769

		2,319,226

Multiline Retail - 0.90%
Dollar General Corp.	5,762	1,368,648

Specialty Retail - 0.63%
Advance Auto Parts, Inc.	4,829	964,013

Textiles, Apparel & Luxury Goods - 0.22%
Ralph Lauren Corp.	3,189	332,740

Total Consumer Discretionary		7,718,840

Consumer Staples - 1.21%

Beverages - 0.71%
Coca-Cola Europacific Partners PLC	21,655	1,081,667

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.76% (continued)

Consumer Staples - 1.21% (continued)

Personal Products - 0.50%
Unilever PLC, ADR	16,300	$754,038

Total Consumer Staples		1,835,705

Energy - 7.14%

Energy Equipment & Services - 1.16%
Baker Hughes Co.	6,600	204,732
Halliburton Co.	17,000	605,540
NOV, Inc.	37,600	681,688
Schlumberger NV	7,200	280,872

		1,772,832

Oil, Gas & Consumable Fuels - 5.98%
APA Corp.	27,214	1,113,869
Cenovus Energy, Inc.	17,500	323,400
Hess Corp.	21,152	2,180,137
Marathon Oil Corp.	59,131	1,473,544
Murphy Oil Corp.	9,800	373,184
Phillips 66	19,663	1,705,962
Pioneer Natural Resources Co.	4,685	1,089,122
Shell PLC, ADR	15,835	846,064

		9,105,282

Total Energy		10,878,114

Financials - 12.16%

Banks - 5.21%
Citigroup, Inc.	42,557	2,051,673
Citizens Financial Group, Inc.	10,968	432,139
First Citizens BancShares, Inc., Class A	702	448,845
M&T Bank Corp.	7,353	1,225,304
U.S. Bancorp	17,057	828,288
Wells Fargo & Co.	67,540	2,946,770

		7,933,019

Capital Markets - 2.63%
Bank of New York Mellon Corp.	20,815	875,479
Credit Suisse Group AG, ADRB	53,100	355,770
Goldman Sachs Group, Inc.	3,217	982,761
Northern Trust Corp.	10,067	1,037,404
State Street Corp.	11,206	750,466

		4,001,880

Consumer Finance - 0.53%
American Express Co.	4,604	804,365

Diversified Financial Services - 0.14%
Equitable Holdings, Inc.	7,600	219,108

Insurance - 3.65%
Allstate Corp.	6,933	877,302
American International Group, Inc.	46,604	2,726,800
Hartford Financial Services Group, Inc.	9,900	692,307
Travelers Cos., Inc.	2,657	454,506
Willis Towers Watson PLC	3,794	815,179

		5,566,094

Total Financials		18,524,466

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.76% (continued)

Health Care - 8.33%

Health Care Equipment & Supplies - 1.03%
Medtronic PLC	12,225	$1,275,801
Zimmer Biomet Holdings, Inc.	2,432	293,664

		1,569,465

Health Care Providers & Services - 5.02%
Anthem, Inc.	6,212	3,117,989
Centene Corp.A	7,600	612,180
CVS Health Corp.	14,143	1,359,567
HCA Healthcare, Inc.	2,100	450,555
Humana, Inc.	800	355,648
UnitedHealth Group, Inc.	3,424	1,741,275

		7,637,214

Pharmaceuticals - 2.28%
Bristol-Myers Squibb Co.	3,200	240,864
GlaxoSmithKline PLC, ADR	13,743	622,283
Merck & Co., Inc.	14,770	1,309,951
Perrigo Co. PLC	26,582	911,763
Sanofi, ADR	7,503	392,032

		3,476,893

Total Health Care		12,683,572

Industrials - 7.10%

Aerospace & Defense - 0.33%
Raytheon Technologies Corp.	5,300	503,023

Air Freight & Logistics - 0.72%
FedEx Corp.	5,500	1,093,070

Construction & Engineering - 0.86%
AECOM	16,885	1,191,406
Fluor Corp.A	4,800	118,800

		1,310,206

Electrical Equipment - 0.96%
Emerson Electric Co.	4,054	365,590
Vertiv Holdings Co.	87,207	1,092,703

		1,458,293

Industrial Conglomerates - 1.32%
General Electric Co.	27,062	2,017,472

Machinery - 2.35%
CNH Industrial NV	45,080	639,685
Cummins, Inc.	2,872	543,354
Deere & Co.	2,307	871,008
Iveco Group NVA C	11,255	65,580
PACCAR, Inc.	5,339	443,404
Stanley Black & Decker, Inc.	8,402	1,009,500

		3,572,531

Road & Rail - 0.56%
JB Hunt Transport Services, Inc.	5,034	860,059

Total Industrials		10,814,654

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.76% (continued)

Information Technology - 6.75%

Communications Equipment - 1.01%
F5, Inc.A	6,200	$1,037,942
Telefonaktiebolaget LM Ericsson, ADR	62,520	497,659

		1,535,601

Electronic Equipment, Instruments & Components - 0.68%
Corning, Inc.	16,095	566,383
TE Connectivity Ltd.	3,758	468,923

		1,035,306

IT Services - 1.80%
Cognizant Technology Solutions Corp., Class A	15,847	1,282,022
Fidelity National Information Services, Inc.	12,315	1,221,032
Fiserv, Inc.A	2,400	235,008

		2,738,062

Semiconductors & Semiconductor Equipment - 1.25%
Broadcom, Inc.	1,874	1,038,927
Micron Technology, Inc.	5,000	340,950
QUALCOMM, Inc.	3,804	531,381

		1,911,258

Software - 2.01%
Microsoft Corp.	4,695	1,302,956
Oracle Corp.	24,026	1,763,509

		3,066,465

Total Information Technology		10,286,692

Materials - 3.20%

Chemicals - 3.08%
Air Products & Chemicals, Inc.	5,934	1,388,971
Axalta Coating Systems Ltd.A	24,768	628,364
Corteva, Inc.	11,695	674,685
DuPont de Nemours, Inc.	11,333	747,185
International Flavors & Fragrances, Inc.	10,270	1,245,751

		4,684,956

Containers & Packaging - 0.12%
International Paper Co.	4,025	186,277

Total Materials		4,871,233

Real Estate - 1.03%

Equity Real Estate Investment Trusts (REITs) - 1.03%
VICI Properties, Inc.	52,568	1,567,045

Utilities - 1.44%

Electric Utilities - 1.44%
Pinnacle West Capital Corp.	15,065	1,072,628
PPL Corp.	39,847	1,128,069

		2,200,697

Total Utilities		2,200,697

Total Common Stocks (Cost $71,371,938)		87,976,241

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98%

Basic Materials - 0.07%

Chemicals - 0.04%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$70,000	$66,086

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	44,375

Total Basic Materials		110,461

Communications - 1.47%

Internet - 0.44%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	327,003
1.200%, Due 6/3/2027	250,000	224,033
3.875%, Due 8/22/2037	120,000	117,024

		668,060

Media - 0.43%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	41,585
3.500%, Due 3/1/2042	70,000	51,138
3.700%, Due 4/1/2051	60,000	42,451
Comcast Corp.,
3.150%, Due 3/1/2026	59,000	57,993
3.400%, Due 4/1/2030	80,000	76,317
1.950%, Due 1/15/2031	75,000	63,490
6.550%, Due 7/1/2039	217,000	268,679
2.887%, Due 11/1/2051D	64,000	47,430

		649,083

Telecommunications - 0.60%
AT&T, Inc.,
3.400%, Due 5/15/2025	169,000	170,041
2.250%, Due 2/1/2032	65,000	54,171
5.350%, Due 9/1/2040	65,000	68,700
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	305,000	289,173
Verizon Communications, Inc.,
4.329%, Due 9/21/2028	180,000	180,951
4.500%, Due 8/10/2033	50,000	50,055
3.400%, Due 3/22/2041	130,000	109,537

		922,628

Total Communications		2,239,771

Consumer, Cyclical - 1.39%

Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, Series AA	75,784	68,294

Auto Manufacturers - 0.44%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	49,732
Toyota Motor Credit Corp.,
2.500%, Due 3/22/2024	135,000	133,584
1.800%, Due 2/13/2025	500,000	479,821

		663,137

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	46,267

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98% (continued)

Consumer, Cyclical - 1.39% (continued)

Retail - 0.87%
AutoNation, Inc., 3.850%, Due 3/1/2032	$110,000	$99,355
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	468,802
1.375%, Due 3/15/2031	350,000	283,773
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	80,000	80,668
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	48,699
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	137,665
7.550%, Due 2/15/2030	169,000	212,748

		1,331,710

Total Consumer, Cyclical		2,109,408

Consumer, Non-Cyclical - 2.31%

Agriculture - 0.03%
Cargill, Inc., 1.375%, Due 7/23/2023D	50,000	49,084

Biotechnology - 0.40%
Amgen, Inc.,
3.200%, Due 11/2/2027	500,000	480,663
4.400%, Due 5/1/2045	55,000	51,265
Bio-Rad Laboratories, Inc., 3.700%, Due 3/15/2032	85,000	78,748

		610,676

Commercial Services - 0.12%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	31,665
Quanta Services, Inc.,
2.900%, Due 10/1/2030	100,000	87,354
3.050%, Due 10/1/2041	70,000	52,681

		171,700

Food - 0.33%
Mondelez International, Inc., 1.500%, Due 2/4/2031	65,000	52,676
Nestle Holdings, Inc., 1.150%, Due 1/14/2027D	500,000	451,683

		504,359

Health Care - Products - 0.15%
Medtronic, Inc., 3.500%, Due 3/15/2025	219,000	219,835

Health Care - Services - 0.47%
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	45,593
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	80,000	62,303
Health Care Service Corp., 3.200%, Due 6/1/2050D	40,000	31,717
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	50,000	38,904
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	55,000	47,310
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	333,319
3.875%, Due 12/15/2028	160,000	160,459

		719,605

Pharmaceuticals - 0.81%
AbbVie, Inc.,
4.450%, Due 5/14/2046	60,000	56,636
4.250%, Due 11/21/2049	85,000	78,096
Bristol-Myers Squibb Co.,
0.750%, Due 11/13/2025	350,000	319,246
3.400%, Due 7/26/2029	588,000	570,029

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98% (continued)

Consumer, Non-Cyclical - 2.31% (continued)

Pharmaceuticals - 0.81% (continued)
Cigna Corp., 4.125%, Due 11/15/2025	$50,000	$50,516
CVS Health Corp.,
4.300%, Due 3/25/2028	39,000	39,178
5.050%, Due 3/25/2048	30,000	30,428
Viatris, Inc., 3.850%, Due 6/22/2040	45,000	35,109
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	57,700

		1,236,938

Total Consumer, Non-Cyclical		3,512,197

Energy - 0.85%

Oil & Gas - 0.33%
Chevron USA, Inc., 2.343%, Due 8/12/2050	65,000	46,314
ConocoPhillips Co., 2.125%, Due 3/8/2024	135,000	132,806
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	140,000	124,809
4.250%, Due 3/15/2052	80,000	70,243
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	60,000	62,679
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	45,000	37,311
2.150%, Due 1/15/2031	25,000	21,111

		495,273

Pipelines - 0.52%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	65,000	52,987
MPLX LP,
1.750%, Due 3/1/2026	85,000	77,688
4.125%, Due 3/1/2027	65,000	64,456
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	64,745
Phillips 66 Partners LP, 3.750%, Due 3/1/2028	70,000	68,062
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	195,000	191,438
4.500%, Due 5/15/2030	50,000	49,663
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	75,000	64,947
Williams Cos., Inc.,
2.600%, Due 3/15/2031	120,000	103,924
5.400%, Due 3/4/2044	60,000	60,139

		798,049

Total Energy		1,293,322

Financial - 5.11%

Banks - 3.46%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	195,981
1.734%, Due 7/22/2027, (SOFR + 0.960%)E	350,000	314,346
2.592%, Due 4/29/2031, (SOFR + 2.150%)E	70,000	60,506
2.299%, Due 7/21/2032, (SOFR + 1.220%)E	205,000	169,500
6.110%, Due 1/29/2037	176,000	194,207
3.846%, Due 3/8/2037, (5 Yr. CMT + 2.000%)E	75,000	66,817
2.676%, Due 6/19/2041, (SOFR + 1.930%)E	80,000	59,983
5.000%, Due 1/21/2044	65,000	66,473
Citigroup, Inc.,
1.281%, Due 11/3/2025, (SOFR + 0.528%)E	40,000	37,423
3.400%, Due 5/1/2026	350,000	341,366
4.412%, Due 3/31/2031, (SOFR + 3.914%)E	260,000	254,210
5.875%, Due 1/30/2042	145,000	162,366
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	468,611

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98% (continued)

Financial - 5.11% (continued)

Banks - 3.46% (continued)
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)E	$150,000	$134,003
1.542%, Due 9/10/2027, (SOFR + 0.818%)E	100,000	88,433
2.615%, Due 4/22/2032, (SOFR + 1.281%)E	55,000	46,577
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	437,745
2.301%, Due 10/15/2025, (SOFR + 1.160%)E	180,000	172,680
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	135,000	131,109
2.963%, Due 1/25/2033, (SOFR + 1.260%)E	100,000	88,090
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	90,000	82,857
5.500%, Due 10/15/2040	313,000	339,585
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)E	110,000	102,040
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	145,000	139,020
1.794%, Due 2/13/2032, (SOFR + 1.034%)E	115,000	92,312
2.943%, Due 1/21/2033, (SOFR + 1.290%)E	65,000	56,734
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	80,000	80,517
3.400%, Due 9/15/2026, Series T, (5 Yr. CMT + 2.595%)E F	80,000	68,800
2.550%, Due 1/22/2030	500,000	447,387
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)E	65,000	63,123
2.200%, Due 3/3/2031	55,000	46,764
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)E	55,000	50,015
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)E	160,000	140,242
5.375%, Due 11/2/2043	65,000	67,965

		5,267,787

Diversified Financial Services - 0.29%
American Express Co., 4.200%, Due 11/6/2025	60,000	61,447
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	60,000	59,745
Charles Schwab Corp.,
0.750%, Due 3/18/2024	45,000	43,104
3.250%, Due 5/22/2029	65,000	62,021
CME Group, Inc., 2.650%, Due 3/15/2032	140,000	124,683
Visa, Inc., 3.150%, Due 12/14/2025	95,000	94,394

		445,394

Insurance - 0.82%
Berkshire Hathaway Finance Corp.,
2.300%, Due 3/15/2027	300,000	286,775
3.850%, Due 3/15/2052	65,000	58,038
CNA Financial Corp., 4.500%, Due 3/1/2026	80,000	81,744
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	65,000	45,815
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	198,540
4.721%, Due 12/15/2044	193,000	195,683
Progressive Corp., 2.500%, Due 3/15/2027	70,000	66,393
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	310,176

		1,243,164

REITS - 0.54%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	51,134
American Tower Corp., 2.300%, Due 9/15/2031	90,000	73,265
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	66,249
Crown Castle International Corp.,
3.800%, Due 2/15/2028	60,000	57,822
2.900%, Due 4/1/2041	55,000	41,106

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98% (continued)

Financial - 5.11% (continued)

REITS - 0.54% (continued)
Digital Realty Trust LP, 3.700%, Due 8/15/2027	$55,000	$53,304
Prologis LP, 1.250%, Due 10/15/2030	70,000	56,645
Public Storage, 2.250%, Due 11/9/2031	130,000	112,406
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	312,870

		824,801

Total Financial		7,781,146

Industrial - 1.38%

Aerospace/Defense - 0.26%
Boeing Co., 2.750%, Due 2/1/2026	90,000	85,052
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	49,281
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	217,000	254,134

		388,467

Building Materials - 0.09%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	55,000	53,616
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	90,229

		143,845

Environmental Control - 0.04%
Waste Connections, Inc., 2.200%, Due 1/15/2032	65,000	55,036

Machinery - Construction & Mining - 0.26%
Caterpillar Financial Services Corp., 1.150%, Due 9/14/2026	440,000	398,814

Machinery - Diversified - 0.30%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	459,154

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	53,036

Packaging & Containers - 0.08%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	55,000	47,823
Berry Global, Inc., 1.650%, Due 1/15/2027	80,000	71,003

		118,826

Transportation - 0.32%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	229,456
CSX Corp., 5.500%, Due 4/15/2041	157,000	168,540
FedEx Corp., 3.250%, Due 5/15/2041	55,000	44,120
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	49,373

		491,489

Total Industrial		2,108,667

Technology - 2.02%

Computers - 1.20%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	175,386
2.200%, Due 9/11/2029	300,000	272,675
Dell International LLC / EMC Corp.,
5.300%, Due 10/1/2029	180,000	183,902
3.450%, Due 12/15/2051D	70,000	49,522
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	530,514
HP, Inc., 4.050%, Due 9/15/2022	145,000	146,040
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	472,011

		1,830,050

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 15.98% (continued)

Technology - 2.02% (continued)

Semiconductors - 0.70%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	$70,000	$67,463
Intel Corp., 1.600%, Due 8/12/2028	500,000	440,414
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	35,255
1.900%, Due 6/15/2030	105,000	89,819
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	440,573

		1,073,524

Software - 0.12%
Oracle Corp., 4.300%, Due 7/8/2034	127,000	114,840
VMware, Inc., 2.200%, Due 8/15/2031	80,000	65,182

		180,022

Total Technology		3,083,596

Utilities - 1.38%

Electric - 1.26%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	120,000	116,505
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	23,679
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	267,178
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09-C	169,000	182,428
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	54,201
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	50,852
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	115,000	105,885
Duke Energy Corp., 2.650%, Due 9/1/2026	80,000	75,784
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	120,000	112,267
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	249,042
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	45,603
Entergy Corp., 2.800%, Due 6/15/2030	45,000	39,579
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	46,422
Exelon Corp., 4.050%, Due 4/15/2030	60,000	58,648
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	47,403
Kentucky Utilities Co., 3.300%, Due 6/1/2050	85,000	69,001
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	65,000	61,348
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	52,373
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	54,235
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	85,000	83,149
Sempra Energy, 3.300%, Due 4/1/2025	130,000	128,258

		1,923,840

Gas - 0.12%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	76,781
NiSource, Inc., 3.950%, Due 3/30/2048	55,000	46,841
Southern California Gas Co., 2.550%, Due 2/1/2030	55,000	48,821

		172,443

Total Utilities		2,096,283

Total Corporate Obligations (Cost $26,280,322)		24,334,851

FOREIGN CORPORATE OBLIGATIONS - 2.91%

Basic Materials - 0.10%

Mining - 0.10%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	60,000	50,157
Teck Resources Ltd., 6.000%, Due 8/15/2040	90,000	96,056

		146,213

Total Basic Materials		146,213

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.91% (continued)

Communications - 0.76%

Internet - 0.21%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	$313,000	$312,120

Media - 0.22%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	147,146
3.850%, Due 9/29/2024	193,000	193,456

		340,602

Telecommunications - 0.33%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	195,599
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	23,935
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042D	150,000	148,553
TELUS Corp., 3.400%, Due 5/13/2032	150,000	137,614

		505,701

Total Communications		1,158,423

Consumer, Non-Cyclical - 0.54%

Agriculture - 0.10%
BAT Capital Corp., 2.259%, Due 3/25/2028	105,000	89,763
Reynolds American, Inc., 5.700%, Due 8/15/2035	65,000	64,220

		153,983

Beverages - 0.44%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	34,577
Anheuser-Busch InBev Worldwide, Inc.,
5.450%, Due 1/23/2039	500,000	532,342
5.550%, Due 1/23/2049	35,000	37,511
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	63,140

		667,570

Total Consumer, Non-Cyclical		821,553

Energy - 0.60%

Oil & Gas - 0.34%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	500,000	472,598
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	70,000	55,611

		528,209

Pipelines - 0.26%
Enbridge, Inc., 2.500%, Due 2/14/2025	80,000	77,519
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	146,126
1.000%, Due 10/12/2024	80,000	75,116
6.100%, Due 6/1/2040	82,000	92,366

		391,127

Total Energy		919,336

Financial - 0.66%

Banks - 0.57%
Bank of Montreal, 3.300%, Due 2/5/2024	75,000	75,038
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	71,952
Royal Bank of Canada,
2.250%, Due 11/1/2024	115,000	111,606
1.200%, Due 4/27/2026	500,000	451,508
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	160,256

		870,360

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.91% (continued)

Financial - 0.66% (continued)

Financial Services - 0.09%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	$150,000	$130,527

Total Financial		1,000,887

Industrial - 0.25%

Aerospace/Defense - 0.20%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	311,986

Transportation - 0.05%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	95,000	73,816

Total Industrial		385,802

Total Foreign Corporate Obligations (Cost $4,585,631)		4,432,214

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $70,184)
Mexico Government International Bonds, 4.600%, Due 1/23/2046	65,000	55,315

ASSET-BACKED OBLIGATIONS - 1.50%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	85,000	83,910
0.340%, Due 12/18/2026, 2021 2 A3	70,000	68,002
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	115,000	108,778
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	61,750	61,186
0.400%, Due 12/15/2025, 2021 A A3	95,000	91,576
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 2 A3	150,000	150,170
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	110,000	100,279
GM Financial Automobile Leasing Trust, 1.900%, Due 3/20/2025, 2022 1 A3	105,000	102,965
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	58,239	58,193
1.490%, Due 12/16/2024, 2020 2 A3	28,144	28,040
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	90,000	80,975
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	120,000	116,703
John Deere Owner Trust, 2.320%, Due 9/16/2026, 2022 A A3	95,000	92,890
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	150,000	145,629
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	125,000	112,264
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	41,631	41,708
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	99,750	87,558
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	135,000	126,307
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	99,583	99,172
1.230%, Due 6/15/2026, 2022 A A3	95,000	91,691
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	189,301
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	146,560	146,552
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	110,000	105,707

Total Asset-Backed Obligations (Cost $2,383,707)		2,289,556

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.17%
BX Commercial Mortgage Trust, 1.254%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	140,000	137,033
Cold Storage Trust, 1.454%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	113,044	111,730
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	8,502	8,497

Total Commercial Mortgage-Backed Obligations (Cost $261,716)		257,260

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.76%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	$18,790	$18,919
3.000%, Due 11/1/2032	59,049	58,575
5.000%, Due 8/1/2033	20,839	22,062
5.500%, Due 2/1/2034	20,960	22,324
2.500%, Due 6/1/2035	82,432	79,116
2.000%, Due 3/1/2036	229,851	215,794
2.000%, Due 10/1/2040	87,480	78,812
2.000%, Due 1/1/2041	202,569	182,497
4.000%, Due 1/1/2041	55,227	55,961
4.500%, Due 2/1/2041	39,539	41,194
2.500%, Due 9/1/2041	319,955	297,061
2.500%, Due 11/1/2041	331,614	307,884
3.500%, Due 5/1/2042	160,000	157,166
3.500%, Due 6/1/2042	172,856	171,214
3.000%, Due 4/1/2047	184,642	177,233
3.500%, Due 1/1/2048	176,112	173,336
4.000%, Due 4/1/2048	84,789	85,420
3.000%, Due 8/1/2048	132,192	126,072
3.000%, Due 11/1/2049	266,069	253,183

		2,523,823

Federal National Mortgage Association,
3.500%, Due 1/1/2028G	14,711	14,797
5.000%, Due 3/1/2034G	22,802	23,804
4.500%, Due 4/1/2034	37,092	38,165
3.000%, Due 10/1/2034	5,376	5,320
2.000%, Due 11/1/2035G	174,530	163,866
2.000%, Due 12/1/2035G	74,191	69,653
2.000%, Due 1/1/2036G	132,180	124,095
2.000%, Due 5/1/2036	64,377	60,439
2.000%, Due 6/1/2036	95,484	89,638
3.500%, Due 6/1/2037	103,898	104,365
5.500%, Due 6/1/2038	4,765	5,058
4.500%, Due 1/1/2040	39,849	41,568
5.000%, Due 5/1/2040	69,425	73,942
5.000%, Due 6/1/2040	50,514	53,741
4.000%, Due 9/1/2040	35,429	35,869
4.000%, Due 1/1/2041	74,518	75,328
2.500%, Due 11/1/2041	135,145	125,474
3.000%, Due 6/1/2043	329,398	318,622
3.500%, Due 7/1/2043	68,811	67,986
3.000%, Due 8/1/2043	302,808	291,443
4.000%, Due 11/1/2044G	48,274	49,007
4.000%, Due 7/1/2045	192,103	193,888
3.500%, Due 8/1/2045	37,250	36,826
3.500%, Due 11/1/2045	321,306	316,861
3.500%, Due 1/1/2046	133,197	131,456
3.500%, Due 5/1/2046	35,945	35,305
4.000%, Due 7/1/2046	68,951	69,700
3.000%, Due 10/1/2046	26,207	25,117
3.000%, Due 11/1/2046	158,669	152,235
3.000%, Due 12/1/2046G	92,717	89,048
3.500%, Due 3/1/2047	36,522	35,990
4.500%, Due 7/1/2047	23,673	24,325
4.500%, Due 8/1/2047	32,666	33,585
3.500%, Due 9/1/2047	44,377	43,498
4.000%, Due 3/1/2048	55,800	55,868
4.500%, Due 4/1/2048	16,727	17,043

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.76% (continued)
Federal National Mortgage Association, (continued)
4.500%, Due 7/1/2048G	$41,951	$43,185
4.500%, Due 7/1/2048	54,415	55,670
4.500%, Due 10/1/2049	124,771	127,343
4.000%, Due 11/1/2049	207,982	208,709
2.500%, Due 8/1/2050	200,183	183,376
2.500%, Due 8/1/2050G	195,969	179,320
3.000%, Due 8/1/2050	109,079	103,436
2.500%, Due 9/1/2050	132,421	121,296
2.500%, Due 10/1/2050G	61,944	56,744
3.000%, Due 10/1/2050G	260,211	246,850
3.000%, Due 11/1/2050G	68,970	65,384
2.000%, Due 3/1/2051G	487,928	432,368
2.000%, Due 4/1/2051G	277,138	245,832
3.000%, Due 5/1/2051G	135,274	128,256
3.000%, Due 6/1/2051	148,698	140,700
3.500%, Due 6/1/2051G	168,669	164,177
3.000%, Due 11/1/2051G	193,422	183,251

		5,778,822

Government National Mortgage Association,
6.500%, Due 8/15/2027	14,035	14,835
6.500%, Due 11/15/2027	17,102	18,077
7.500%, Due 12/15/2028	15,629	16,803
5.500%, Due 7/15/2033	21,398	23,453
6.000%, Due 12/15/2033	30,039	33,347
5.500%, Due 2/20/2034	30,131	32,124
5.000%, Due 10/15/2039	50,212	53,382
3.500%, Due 9/15/2041	101,431	101,845
3.500%, Due 8/20/2047	19,497	19,283
3.500%, Due 10/20/2047	18,022	17,825
4.000%, Due 1/20/2048	90,674	92,071
5.000%, Due 1/20/2050	45,225	46,991
4.500%, Due 2/20/2050	41,010	41,952
5.000%, Due 2/20/2050	24,445	25,470
2.500%, Due 6/20/2051	175,042	163,147
3.000%, Due 6/20/2051	77,927	74,694
2.500%, Due 7/20/2051	273,332	254,732
3.000%, Due 8/20/2051	166,033	160,699
2.500%, Due 11/20/2051	136,519	127,213
3.000%, Due 12/20/2051	332,067	317,700
3.500%, Due 1/20/2052	118,791	116,615
4.000%, Due 3/20/2052	244,337	245,579

		1,997,837

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,082,334)		10,300,482

U.S. TREASURY OBLIGATIONS - 13.55%
U.S. Treasury Bills, 1.168%, Due 2/23/2023	250,000	246,426

U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	313,799
5.250%, Due 11/15/2028	217,000	246,592
4.750%, Due 2/15/2037	304,000	372,388
4.500%, Due 8/15/2039	241,000	289,642
2.250%, Due 5/15/2041	410,000	356,204
1.750%, Due 8/15/2041	200,000	158,906
2.750%, Due 8/15/2042	250,000	233,799
2.875%, Due 5/15/2049	500,000	486,992
1.375%, Due 8/15/2050	1,530,000	1,058,210

		3,516,532

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 13.55% (continued)
U.S. Treasury Notes,
1.750%, Due 9/30/2022	$250,000	$250,439
1.625%, Due 11/15/2022	964,000	964,527
2.000%, Due 2/15/2023	500,000	500,371
1.250%, Due 7/31/2023	270,000	266,340
2.750%, Due 7/31/2023	500,000	502,324
2.500%, Due 8/15/2023	964,000	965,318
2.125%, Due 11/30/2023	250,000	248,398
2.375%, Due 2/29/2024	200,000	199,031
0.250%, Due 3/15/2024	150,000	143,426
2.125%, Due 7/31/2024	250,000	246,484
1.250%, Due 8/31/2024	1,245,000	1,201,620
1.750%, Due 12/31/2024	700,000	680,176
1.125%, Due 1/15/2025	250,000	238,750
1.125%, Due 2/28/2025	1,820,000	1,734,759
2.875%, Due 7/31/2025	500,000	499,590
0.625%, Due 7/31/2026	500,000	453,965
1.625%, Due 10/31/2026	500,000	472,520
2.000%, Due 11/15/2026	500,000	479,824
1.750%, Due 12/31/2026	650,000	616,764
1.500%, Due 1/31/2027	1,765,000	1,653,722
2.875%, Due 5/15/2028	200,000	199,086
2.875%, Due 8/15/2028	100,000	99,520
2.625%, Due 2/15/2029	450,000	441,264
2.375%, Due 5/15/2029	450,000	434,039
1.625%, Due 8/15/2029	350,000	320,674
1.750%, Due 11/15/2029	1,700,000	1,568,848
1.500%, Due 2/15/2030	1,660,000	1,499,188

		16,880,967

Total U.S. Treasury Obligations (Cost $21,955,520)		20,643,925

	Shares

SHORT-TERM INVESTMENTS - 2.20% (Cost $3,343,564)

Investment Companies - 2.20%
American Beacon U.S. Government Money Market Select Fund, 0.15%H I	3,343,564	3,343,564

SECURITIES LENDING COLLATERAL - 0.13% (Cost $198,545)

Investment Companies - 0.13%
American Beacon U.S. Government Money Market Select Fund, 0.15%H I	198,545	198,545

TOTAL INVESTMENTS - 101.00% (Cost $141,533,461)		153,831,953
LIABILITIES, NET OF OTHER ASSETS - (1.00%)		(1,521,655)

TOTAL NET ASSETS - 100.00%		$152,310,298

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $65,580 or 0.04% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,501,286 or 1.64% of net assets. The Fund has no right to demand registration of these securities.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2022.

F Perpetual maturity. The date shown, if any, is the next call date.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	15	June 2022	$3,298,289	$3,095,625	$(202,664)

			$3,298,289	$3,095,625	$(202,664)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$87,910,661	$65,580	$-	$87,976,241
Corporate Obligations	-	24,334,851	-	24,334,851
Foreign Corporate Obligations	-	4,432,214	-	4,432,214
Foreign Sovereign Obligations	-	55,315	-	55,315
Asset-Backed Obligations	-	2,289,556	-	2,289,556
Commercial Mortgage-Backed Obligations	-	257,260	-	257,260
U.S. Agency Mortgage-Backed Obligations	-	10,300,482	-	10,300,482
U.S. Treasury Obligations	-	20,643,925	-	20,643,925
Short-Term Investments	3,343,564	-	-	3,343,564
Securities Lending Collateral	198,545	-	-	198,545

Total Investments in Securities - Assets	$91,452,770	$62,379,183	$-	$153,831,953

Financial Derivative Instruments - Liabilities
Futures Contracts	$(202,664)	$-	$-	$(202,664)

Total Financial Derivative Instruments - Liabilities	$(202,664)	$-	$-	$(202,664)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.03%

Communication Services - 1.09%

Entertainment - 0.51%
Cinemark Holdings, Inc.A	45,771	$725,928

Media - 0.58%
Liberty Broadband Corp., Class CA	7,361	823,107

Total Communication Services		1,549,035

Consumer Discretionary - 13.79%

Auto Components - 1.79%
Dana, Inc.	41,236	610,705
Lear Corp.	15,125	1,935,093

		2,545,798

Diversified Consumer Services - 0.54%
Adtalem Global Education, Inc.A	26,120	765,577

Hotels, Restaurants & Leisure - 4.78%
Aramark	32,630	1,182,837
Marriott Vacations Worldwide Corp.	9,542	1,424,907
MGM Resorts International	15,214	624,383
SeaWorld Entertainment, Inc.A	19,898	1,341,921
Travel + Leisure Co.	27,357	1,517,766
Wyndham Hotels & Resorts, Inc.	8,199	721,184

		6,812,998

Household Durables - 2.12%
Mohawk Industries, Inc.A	7,627	1,075,865
Newell Brands, Inc.	83,974	1,943,998

		3,019,863

Specialty Retail - 2.47%
Advance Auto Parts, Inc.	5,579	1,113,736
CarMax, Inc.A B	13,686	1,173,985
Gap, Inc.B	37,739	468,718
Lithia Motors, Inc.	2,708	766,716

		3,523,155

Textiles, Apparel & Luxury Goods - 2.09%
Gildan Activewear, Inc.	27,491	931,395
PVH Corp.	10,780	784,569
Ralph Lauren Corp.	2,880	300,499
Skechers USA, Inc., Class AA	25,340	970,522

		2,986,985

Total Consumer Discretionary		19,654,376

Consumer Staples - 1.80%

Beverages - 0.79%
Coca-Cola Europacific Partners PLC	22,407	1,119,230

Food & Staples Retailing - 1.01%
U.S. Foods Holding Corp.A	38,461	1,446,903

Total Consumer Staples		2,566,133

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.03% (continued)

Energy - 6.34%

Energy Equipment & Services - 1.94%
Baker Hughes Co.	6,728	$208,703
Halliburton Co.	33,560	1,195,407
NOV, Inc.	51,547	934,547
TechnipFMC PLCA	61,762	427,393

		2,766,050

Oil, Gas & Consumable Fuels - 4.40%
APA Corp.	33,873	1,386,422
Cenovus Energy, Inc.	34,980	646,430
Cheniere Energy, Inc.	4,820	654,604
EQT Corp.	17,735	704,966
Hess Corp.	14,350	1,479,055
Pioneer Natural Resources Co.	6,031	1,402,027

		6,273,504

Total Energy		9,039,554

Financials - 24.05%

Banks - 5.73%
Fifth Third Bancorp	33,025	1,239,428
KeyCorp	61,470	1,186,986
M&T Bank Corp.	10,766	1,794,046
Pinnacle Financial Partners, Inc.	6,060	469,953
Regions Financial Corp.	64,484	1,336,109
Signature Bank	4,405	1,067,111
Texas Capital Bancshares, Inc.A	21,034	1,080,306

		8,173,939

Capital Markets - 2.58%
Evercore, Inc., Class A	4,408	466,146
Invesco Ltd.	43,006	790,450
Jefferies Financial Group, Inc.	36,448	1,121,140
Northern Trust Corp.	12,631	1,301,625

		3,679,361

Consumer Finance - 3.28%
Ally Financial, Inc.	44,693	1,785,932
OneMain Holdings, Inc.	24,218	1,112,333
PROG Holdings, Inc.A	45,673	1,208,964
SLM Corp.	33,630	562,630

		4,669,859

Diversified Financial Services - 2.07%
Equitable Holdings, Inc.	54,988	1,585,304
Voya Financial, Inc.	21,590	1,363,193

		2,948,497

Insurance - 10.39%
American Financial Group, Inc.	4,796	664,150
American International Group, Inc.	35,719	2,089,919
Arch Capital Group Ltd.A	26,072	1,190,708
Assurant, Inc.	5,174	941,047
Axis Capital Holdings Ltd.	75,944	4,353,870
CNO Financial Group, Inc.	58,644	1,415,666
Fidelity National Financial, Inc.	22,285	887,389
Markel Corp.A	536	725,358
Reinsurance Group of America, Inc.	11,743	1,260,259
Willis Towers Watson PLC	5,940	1,276,268

		14,804,634

Total Financials		34,276,290

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.03% (continued)

Health Care - 8.81%

Health Care Equipment & Supplies - 2.82%
Envista Holdings Corp.A	20,044	$794,143
Hologic, Inc.A	12,141	874,031
LivaNova PLCA	12,247	938,855
Zimmer Biomet Holdings, Inc.	11,683	1,410,722

		4,017,751

Health Care Providers & Services - 4.74%
Cardinal Health, Inc.	11,694	678,837
Encompass Health Corp.	16,299	1,121,860
Fresenius Medical Care AG & Co. KGaA, ADR	43,297	1,339,176
Henry Schein, Inc.A	11,426	926,649
McKesson Corp.	4,082	1,263,828
Universal Health Services, Inc., Class B	11,665	1,429,312

		6,759,662

Life Sciences Tools & Services - 0.60%
Avantor, Inc.A	26,846	855,851

Pharmaceuticals - 0.65%
Perrigo Co. PLC	27,034	927,266

Total Health Care		12,560,530

Industrials - 15.66%

Aerospace & Defense - 1.94%
BWX Technologies, Inc.	19,426	1,008,598
L3Harris Technologies, Inc.	4,886	1,134,822
TransDigm Group, Inc.A	1,057	628,714

		2,772,134

Airlines - 0.29%
Alaska Air Group, Inc.A	7,582	412,385

Building Products - 2.00%
Carlisle Cos., Inc.	4,931	1,278,904
JELD-WEN Holding, Inc.A	75,544	1,570,560

		2,849,464

Commercial Services & Supplies - 0.90%
Republic Services, Inc.	9,506	1,276,371

Construction & Engineering - 2.27%
AECOM	19,235	1,357,222
MasTec, Inc.A	11,705	842,877
MDU Resources Group, Inc.	40,424	1,041,322

		3,241,421

Electrical Equipment - 0.90%
Vertiv Holdings Co.	101,896	1,276,757

Machinery - 4.52%
Dover Corp.	9,538	1,271,415
Fortive Corp.	18,016	1,035,920
Stanley Black & Decker, Inc.	8,657	1,040,139
Terex Corp.	39,587	1,345,958
Westinghouse Air Brake Technologies Corp.	19,442	1,748,030

		6,441,462

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.03% (continued)

Industrials - 15.66% (continued)

Professional Services - 0.53%
Alight, Inc., Class AA	87,488	$751,522

Road & Rail - 1.09%
JB Hunt Transport Services, Inc.	7,676	1,311,445
Ryder System, Inc.	3,551	248,215

		1,559,660

Trading Companies & Distributors - 1.22%
AerCap Holdings NVA	37,258	1,740,321

Total Industrials		22,321,497

Information Technology - 5.51%

Electronic Equipment, Instruments & Components - 2.07%
Avnet, Inc.	35,132	1,533,863
Mirion Technologies, Inc.A	119,918	946,153
Zebra Technologies Corp., Class AA	1,268	468,729

		2,948,745

IT Services - 2.24%
Cognizant Technology Solutions Corp., Class A	14,119	1,142,227
Global Payments, Inc.	8,930	1,223,232
SS&C Technologies Holdings, Inc.	12,897	833,920

		3,199,379

Semiconductors & Semiconductor Equipment - 0.88%
Microchip Technology, Inc.	19,162	1,249,362

Technology Hardware, Storage & Peripherals - 0.32%
Hewlett Packard Enterprise Co.	30,115	464,072

Total Information Technology		7,861,558

Materials - 7.79%

Chemicals - 6.96%
Axalta Coating Systems Ltd.A	78,652	1,995,401
Corteva, Inc.	12,280	708,433
Dow, Inc.	20,306	1,350,349
Eastman Chemical Co.	7,651	785,528
Element Solutions, Inc.	105,296	2,171,204
International Flavors & Fragrances, Inc.	11,319	1,372,995
Olin Corp.	26,852	1,541,305

		9,925,215

Containers & Packaging - 0.83%
Sealed Air Corp.	18,449	1,184,610

Total Materials		11,109,825

Real Estate - 5.15%

Equity Real Estate Investment Trusts (REITs) - 4.61%
American Campus Communities, Inc.	14,299	924,717
AvalonBay Communities, Inc.	2,936	667,881
Lamar Advertising Co., Class A	7,213	796,387
Medical Properties Trust, Inc.	25,851	475,400
STAG Industrial, Inc.	19,100	712,812
VICI Properties, Inc.	100,494	2,995,731

		6,572,928

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.03% (continued)

Real Estate - 5.15% (continued)

Real Estate Management & Development - 0.54%
Howard Hughes Corp.A	7,631	$765,313

Total Real Estate		7,338,241

Utilities - 6.04%

Electric Utilities - 4.47%
Edison International	27,130	1,866,273
Entergy Corp.	13,456	1,599,245
NRG Energy, Inc.	41,869	1,503,097
Pinnacle West Capital Corp.	19,649	1,399,009

		6,367,624

Gas Utilities - 0.52%
UGI Corp.	21,713	744,756

Multi-Utilities - 1.05%
CenterPoint Energy, Inc.	48,876	1,496,094

Total Utilities		8,608,474

Total Common Stocks (Cost $107,684,785)		136,885,513

SHORT-TERM INVESTMENTS - 4.16% (Cost $5,926,941)

Investment Companies - 4.16%
American Beacon U.S. Government Money Market Select Fund, 0.15%C D	5,926,941	5,926,941

TOTAL INVESTMENTS - 100.19% (Cost $113,611,726)		142,812,454
LIABILITIES, NET OF OTHER ASSETS - (0.19%)		(265,872)

TOTAL NET ASSETS - 100.00%		$142,546,582

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s MidCap 400 Index Futures	22	June 2022	$5,684,628	$5,489,220	$(195,408)

			$5,684,628	$5,489,220	$(195,408)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$136,885,513	$-	$-	$136,885,513
Short-Term Investments	5,926,941	-	-	5,926,941

Total Investments in Securities - Assets	$142,812,454	$-	$-	$142,812,454

Financial Derivative Instruments - Liabilities
Futures Contracts	$(195,408)	$-	$-	$(195,408)

Total Financial Derivative Instruments - Liabilities	$(195,408)	$-	$-	$(195,408)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$150,289,844	$136,885,513
Investments in affiliated securities, at fair value‡	3,542,109	5,926,941
Cash collateral held at broker for futures contracts	169,000	375,000
Dividends and interest receivable	478,024	75,157
Deposits with broker for futures contracts	94,076	36,746
Receivable for investments sold	286,339	1,048,122
Receivable for fund shares sold	18,354	71,369
Receivable for tax reclaims	1,969	–
Receivable for expense reimbursement (Note 2)	–	58,798
Prepaid expenses	51,779	60,735

Total assets	154,931,494	144,538,381

Liabilities:
Payable for investments purchased	269,678	787,479
Payable for fund shares redeemed	1,709,522	762,606
Management and sub-advisory fees payable (Note 2)	128,672	102,403
Service fees payable (Note 2)	24,219	19,280
Transfer agent fees payable (Note 2)	5,309	6,604
Payable upon return of securities loaned (Note 9)§	198,545	–
Custody and fund accounting fees payable	20,409	19,684
Professional fees payable	44,801	65,449
Trustee fees payable (Note 2)	455	883
Payable for prospectus and shareholder reports	14,942	22,244
Payable for variation margin from open futures contracts (Note 5)	202,665	195,389
Other liabilities	1,979	9,778

Total liabilities	2,621,196	1,991,799

Net assets	$152,310,298	$142,546,582

Analysis of net assets:
Paid-in-capital	$128,850,289	$91,928,110
Total distributable earnings (deficits)A	23,460,009	50,618,472

Net assets	$152,310,298	$142,546,582

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	1,355,941	2,731,461

Y Class	2,531,802	1,886,132

Investor Class	5,085,621	3,136,232

Advisor Class	102,226	27,874

A Class	1,076,562	153,674

C Class	1,524,996	101,215

R6 Class	N/A	55,893

Net assets:
R5 Class	$19,785,788	$47,937,281

Y Class	$37,283,917	$32,764,184

Investor Class	$62,004,038	$56,086,825

Advisor Class	$1,364,705	$478,776

A Class	$13,077,956	$2,633,173

C Class	$18,793,894	$1,663,176

R6 Class	N/A	$983,167

Net asset value, offering and redemption price per share:
R5 Class	$14.59	$17.55

Y Class	$14.73	$17.37

Investor Class	$12.19	$17.88

Advisor Class	$13.35	$17.18

A Class	$12.15	$17.13

A Class (offering price)	$12.89	$18.18

C Class	$12.32	$16.43

R6 Class	N/A	$17.59

† Cost of investments in unaffiliated securities	$137,991,352	$107,684,785
‡ Cost of investments in affiliated securities	$3,542,109	$5,926,941
§ Fair value of securities on loan	$337,982	$1,365,787

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2022 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,064,530	$1,850,672	A
Dividend income from affiliated securities (Note 2)	728	988
Interest income (net of foreign taxes)†	819,412	1,019
Income derived from securities lending (Note 9)	1,748	3,230

Total investment income	1,886,418	1,855,909

Expenses:
Management and sub-advisory fees (Note 2)	457,866	760,717
Transfer agent fees:
R5 Class (Note 2)	2,363	10,561
Y Class (Note 2)	20,743	20,644
Investor Class	10,321	2,260
Advisor Class	121	555
A Class	369	258
C Class	620	405
R6 Class	–	323
Custody and fund accounting fees	29,736	28,655
Professional fees	41,383	52,247
Registration fees and expenses	40,766	46,741
Service fees (Note 2):
Investor Class	119,711	114,688
Advisor Class	1,924	554
A Class	5,664	1,512
C Class	8,180	906
Distribution fees (Note 2):
Advisor Class	2,104	648
A Class	16,924	4,034
C Class	108,392	9,965
Prospectus and shareholder report expenses	16,633	15,433
Trustee fees (Note 2)	6,113	6,718
Loan expense (Note 10)	408	199
Other expenses	12,098	11,309

Total expenses	902,439	1,089,332

Net fees waived and expenses (reimbursed) / recouped (Note 2)	–	(174,086)

Net expenses	902,439	915,246

Net investment income	983,979	940,663

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	12,181,398	25,233,951
Commission recapture (Note 1)	–	4,377
Foreign currency transactions	80	2
Futures contracts	92,250	573,637
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesC	(24,680,835)	(32,574,649)
Foreign currency transactions	–	(4)
Futures contracts	(375,288)	(276,756)

Net (loss) from investments	(12,782,395)	(7,039,442)

Net (decrease) in net assets resulting from operations	$(11,798,416)	$(6,098,779)

† Foreign taxes	$4,909	$576

A Includes significant dividends from one issuer of $192,650.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$983,979	$1,975,674	$940,663	$1,965,718
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	12,273,728	14,551,895	25,811,967	51,142,520
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(25,056,123)	36,525,055	(32,851,409)	64,300,201

Net increase (decrease) in net assets resulting from operations	(11,798,416)	53,052,624	(6,098,779)	117,408,439

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,700,246)	(2,868,929)	(6,930,035)	(1,595,645)
Y Class	(3,011,585)	(5,530,045)	(4,589,019)	(883,163)
Investor Class	(7,364,722)	(10,889,450)	(5,893,103)	(515,548)
Advisor Class	(140,221)	(246,705)	(47,939)	(19,048)
A Class	(1,231,654)	(1,705,799)	(353,623)	(60,706)
C Class	(1,903,357)	(3,318,336)	(201,631)	(26,795)
R6 Class	–	–	(1,261,536)	(218,896)

Net distributions to shareholders	(15,351,785)	(24,559,264)	(19,276,886)	(3,319,801)

Capital share transactions (Note 11):
Proceeds from sales of shares	21,924,346	41,247,243	15,710,858	55,028,276
Reinvestment of dividends and distributions	14,744,079	23,515,594	19,240,779	3,286,217
Cost of shares redeemed	(45,786,365)	(77,566,519)	(70,806,486)	(257,462,469)

Net (decrease) in net assets from capital share transactions	(9,117,940)	(12,803,682)	(35,854,849)	(199,147,976)

Net increase (decrease) in net assets	(36,268,141)	15,689,678	(61,230,514)	(85,059,338)

Net assets:
Beginning of period	188,578,439	172,888,761	203,777,096	288,836,434

End of period	$152,310,298	$188,578,439	$142,546,582	$203,777,096

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2022, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Balanced Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Mid-Cap Value Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC for the Balanced Fund. In addition, the Manager manages a portion of the Balanced Fund pursuant to the Management Agreement. The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Pzena Investment Management, LLC; and WEDGE Capital Management, LLP for the Mid-Cap Value Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets.

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2022 were as follows:

Balanced Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$313,063
Sub-Advisor Fees	0.17%	144,803

Total	0.52%	$457,866

Mid-Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$309,370
Sub-Advisor Fees	0.51%	451,347

Total	0.86%	$760,717

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2022, the Manager received securities lending fees of $192 and $314 for the securities lending activities of Balanced Fund and Mid-Cap Value Fund, respectively.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$21,699
Mid-Cap Value	26,702

As of April 30, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$5,129
Mid-Cap Value	3,716

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2022 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$3,343,564	$-	$-	$728	$3,343,564
U.S. Government Money Market Select	Securities Lending	Balanced	198,545	-	-	N/A	198,545
U.S. Government Money Market Select	Direct	Mid-Cap Value	5,926,941	-	-	988	5,926,941

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2022, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,471	$254	$2,725
Mid-Cap Value	2,860	37	2,897

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2022, the Balanced Fund borrowed on average $2,507,468 for 2 days at an average interest rate of 1.14% with interest charges of $223. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended April 30, 2022, the Mid-Cap Value Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Mid-Cap Value Fund, through February 28, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended April 30, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2021 - 4/30/2022	Reimbursed Expenses	(Recouped) Expenses
Mid-Cap Value	R5	0.91%	$51,678	$–	2024-2025
Mid-Cap Value	Y	0.99%	31,637	–	2024-2025
Mid-Cap Value	Investor	1.17%	81,832	–	2024-2025
Mid-Cap Value	Advisor	1.49%	616	–	2024-2025
Mid-Cap Value	A	1.26%	2,318	–	2024-2025
Mid-Cap Value	C	2.01%	1,658	–	2024-2025
Mid-Cap Value	R6	0.90%	4,347	–	2024-2025

Of the above amounts, $58,798 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2022 for the Mid-Cap Value Fund.

During the period ended April 30, 2022, there were no reimbursed or recouped expenses for the Balanced Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover		Expired Expense Carryover	Expiration of Reimbursed Expenses
Mid-Cap Value	$-	$6,931	*	$-	2022-2023
Mid-Cap Value	-	342,190		-	2023-2024

* Amount related to R6 Class

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2022, RID collected $4,000 and $171 for Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2022, there were no CDSC fees collected for the A Class of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2022, CDSC fees of $410 were collected for the C Class Shares of Balanced Fund. There were no CDSC fees collected for the Class C Shares of Mid-Cap Value Fund.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Balanced Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the

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securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2022 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain

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other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

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U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Balanced Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2022, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2022
Balanced	16
Mid-Cap Value	21

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The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Balanced Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(202,664)	$(202,664)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$92,250	$92,250

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(375,288)	$(375,288)

Mid-Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(195,408)	$(195,408)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$573,637	$573,637

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(276,756)	$(276,756)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as

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such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2022.

Balanced Fund

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$202,664

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$202,664

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(202,664)

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$198,545	$-	$-	$-	$198,545

Total Borrowings	$198,545	$-	$-	$-	$198,545

Gross amount of recognized liabilities for securities lending transactions					$198,545

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$195,408

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$195,408

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(195,408)

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may

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increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less

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government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

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Liquidity Risk

The Funds are susceptible to the risk that certain investments held by a Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. A Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force a Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

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April 30, 2022 (Unaudited)

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a Fund for investment would be reduced.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Funds invest in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

In addition, when a Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if a Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As a Fund’s portfolio changes over time, a Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

As of April 30, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$144,028,881	$19,255,167	$(9,452,095)	$9,803,072
Mid-Cap Value	116,337,460	33,029,455	(6,554,465)	26,474,990

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2021, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$25,654,431	$6,732,223	$45,842,234	$6,024,249
Mid-Cap Value	24,368,692	–	79,804,602	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2022 were as follows:

Fund	Type of Transaction	October 31, 2021 Shares/Fair Value	Purchases	Sales	April 30, 2022 Shares/Fair Value
Balanced	Direct	$4,053,731	$55,320,167	$56,030,334	$3,343,564
Balanced	Securities Lending	572,921	3,649,094	4,023,470	198,545
Mid-Cap Value	Direct	5,317,283	72,674,234	72,064,576	5,926,941
Mid-Cap Value	Securities Lending	671,946	2,969,588	3,641,534	-

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$337,982	$198,545	$141,959	$340,504
Mid-Cap Value	1,365,787	–	1,451,560	1,451,560

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Funds did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	73,737	$1,164,814	120,721	$1,931,788
Reinvestment of dividends	108,567	1,691,126	193,779	2,855,565
Shares redeemed	(166,641)	(2,620,267)	(540,429)	(8,429,094)

Net increase (decrease) in shares outstanding	15,663	$235,673	(225,929)	$(3,641,741)

	Y Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	365,835	$5,817,470	941,367	$15,550,576
Reinvestment of dividends	170,123	2,673,801	332,973	4,939,228
Shares redeemed	(397,545)	(6,327,223)	(1,893,140)	(30,069,383)

Net increase (decrease) in shares outstanding	138,413	$2,164,048	(618,800)	$(9,579,579)

	Investor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	894,639	$11,767,245	1,413,967	$19,561,973
Reinvestment of dividends	554,719	7,226,570	851,015	10,672,318
Shares redeemed	(2,302,805)	(29,821,942)	(1,820,132)	(24,764,742)

Net increase (decrease) in shares outstanding	(853,447)	$(10,828,127)	444,850	$5,469,549

	Advisor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	3,364	$50,180	10,067	$147,698
Reinvestment of dividends	9,835	140,221	18,158	246,705
Shares redeemed	(46,960)	(692,982)	(24,084)	(357,831)

Net increase (decrease) in shares outstanding	(33,761)	$(502,581)	4,141	$36,572

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	A Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	183,506	$2,409,352	237,914	$3,301,777
Reinvestment of dividends	86,549	1,123,180	122,623	1,533,096
Shares redeemed	(166,569)	(2,183,611)	(425,388)	(5,764,728)

Net increase (decrease) in shares outstanding	103,486	$1,348,921	(64,851)	$(929,855)

	C Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	53,184	$715,285	53,546	$753,431
Reinvestment of dividends	143,346	1,889,181	259,684	3,268,682
Shares redeemed	(309,576)	(4,140,340)	(587,209)	(8,180,741)

Net (decrease) in shares outstanding	(113,046)	$(1,535,874)	(273,979)	$(4,158,628)

	R5 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	304,911	$5,772,787	1,246,663	$23,276,443
Reinvestment of dividends	379,387	6,927,604	98,960	1,574,461
Shares redeemed	(1,605,351)	(30,376,023)	(3,195,796)	(57,118,702)

Net (decrease) in shares outstanding	(921,053)	$(17,675,632)	(1,850,173)	$(32,267,798)

	Y Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	135,012	$2,554,316	545,635	$10,603,550
Reinvestment of dividends	252,138	4,558,662	55,418	874,492
Shares redeemed	(971,373)	(18,240,813)	(1,867,296)	(32,744,203)

Net (decrease) in shares outstanding	(584,223)	$(11,127,835)	(1,266,243)	$(21,266,161)

	Investor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	230,691	$4,473,589	606,863	$11,174,025
Reinvestment of dividends	316,302	5,892,703	31,633	513,090
Shares redeemed	(305,069)	(5,818,295)	(9,173,222)	(153,379,178)

Net increase (decrease) in shares outstanding	241,924	$4,547,997	(8,534,726)	$(141,692,063)

	Advisor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,901	$35,138	6,162	$106,606
Reinvestment of dividends	2,677	47,939	1,219	19,048
Shares redeemed	(9,664)	(194,217)	(71,189)	(1,204,065)

Net (decrease) in shares outstanding	(5,086)	$(111,140)	(63,808)	$(1,078,411)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	A Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	19,943	$373,008	84,871	$1,533,868
Reinvestment of dividends	19,811	353,622	3,860	60,258
Shares redeemed	(68,511)	(1,260,870)	(120,724)	(2,259,422)

Net (decrease) in shares outstanding	(28,757)	$(534,240)	(31,993)	$(665,296)

	C Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,702	$47,437	14,141	$263,317
Reinvestment of dividends	11,573	198,713	1,721	25,972
Shares redeemed	(39,245)	(714,013)	(126,341)	(2,156,797)

Net (decrease) in shares outstanding	(24,970)	$(467,863)	(110,479)	$(1,867,508)

	R6 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	127,415	$2,454,583	430,455	$8,070,467
Reinvestment of dividends	68,936	1,261,536	13,733	218,896
Shares redeemed	(753,598)	(14,202,255)	(454,750)	(8,600,102)

Net (decrease) in shares outstanding	(557,247)	$(10,486,136)	(10,562)	$(310,739)

12.  Subsequent Events

On June 8, 2022, the Board of Trustees of the Trust approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Mid-Cap Value Fund (the “Target Fund”), a series of the Trust, into the American Beacon Shapiro SMID Cap Equity Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders. Subject to the shareholders approving the Reorganization Plan of the Target Fund, the Reorganization is expected to take effect on or about October 28, 2022.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020B	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$16.93		$14.35	$16.36	$16.20	$17.30	$15.26

Income (loss) from investment operations:
Net investment income	0.12		0.19	0.20	0.31	0.28	0.36
Net gains (losses) on investments (both realized and unrealized)	(1.18)		4.34	(0.80)	1.23	(0.10)	2.04

Total income (loss) from investment operations	(1.06)		4.53	(0.60)	1.54	0.18	2.40

Less distributions:
Dividends from net investment income	(0.10)		(0.30)	(0.24)	(0.26)	(0.48)	(0.36)
Distributions from net realized gains	(1.18)		(1.65)	(1.17)	(1.12)	(0.80)	–

Total distributions	(1.28)		(1.95)	(1.41)	(1.38)	(1.28)	(0.36)

Net asset value, end of period	$14.59		$16.93	$14.35	$16.36	$16.20	$17.30

Total returnC	(6.73	)%D	33.80%	(4.14)%	10.89%	0.84%	15.82%

Ratios and supplemental data:
Net assets, end of period	$19,785,788		$22,687,613	$22,476,942	$46,593,155	$60,191,704	$88,015,702
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.70	%E	0.70%	0.88%	0.66%	0.62%	0.59%
Expenses, net of reimbursements and/or recoupments	0.70	%E	0.70%	0.88%	0.66%	0.62%	0.59%
Net investment income, before expense reimbursements and/or recoupments	1.41	%E	1.37%	1.82%	2.24%	1.95%	1.80%
Net investment income, net of reimbursements and/or recoupments	1.41	%E	1.37%	1.82%	2.24%	1.95%	1.80%
Portfolio turnover rate	19	%D	37%	82%	68%	28%	32%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$17.07		$14.46	$16.47	$16.31	$17.39	$15.30

Income (loss) from investment operations:
Net investment income	0.12		0.20	0.25	0.33	0.35	0.24
Net gains (losses) on investments (both realized and unrealized)	(1.19)		4.35	(0.86)	1.20	(0.16)	2.20

Total income (loss) from investment operations	(1.07)		4.55	(0.61)	1.53	0.19	2.44

Less distributions:
Dividends from net investment income	(0.09)		(0.29)	(0.23)	(0.25)	(0.47)	(0.35)
Distributions from net realized gains	(1.18)		(1.65)	(1.17)	(1.12)	(0.80)	–

Total distributions	(1.27)		(1.94)	(1.40)	(1.37)	(1.27)	(0.35)

Net asset value, end of period	$14.73		$17.07	$14.46	$16.47	$16.31	$17.39

Total returnB	(6.71	)%C	33.66%	(4.17)%	10.75%	0.88%	16.05%

Ratios and supplemental data:
Net assets, end of period	$37,283,917		$40,858,765	$43,550,846	$62,956,422	$71,296,735	$64,926,394
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78	%D	0.77%	0.96%	0.74%	0.70%	0.68%
Expenses, net of reimbursements and/or recoupments	0.78	%D	0.77%	0.96%	0.74%	0.70%	0.68%
Net investment income, before expense reimbursements and/or recoupments	1.33	%D	1.31%	1.71%	2.15%	1.86%	1.67%
Net investment income, net of reimbursements and/or recoupments	1.33	%D	1.31%	1.71%	2.15%	1.86%	1.67%
Portfolio turnover rate	19	%C	37%	82%	68%	28%	32%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$14.35		$12.43	$14.36	$14.41	$15.51	$13.71

Income (loss) from investment operations:
Net investment income	0.07	B	0.22	0.03	0.18	0.20	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.97)		3.61	(0.58)	1.11	(0.07)	1.96

Total income (loss) from investment operations	(0.90)		3.83	(0.55)	1.29	0.13	2.11

Less distributions:
Dividends from net investment income	(0.08)		(0.26)	(0.21)	(0.22)	(0.43)	(0.31)
Distributions from net realized gains	(1.18)		(1.65)	(1.17)	(1.12)	(0.80)	–

Total distributions	(1.26)		(1.91)	(1.38)	(1.34)	(1.23)	(0.31)

Net asset value, end of period	$12.19		$14.35	$12.43	$14.36	$14.41	$15.51

Total returnC	(6.83	)%D	33.32%	(4.41)%	10.50%	0.62%	15.52%

Ratios and supplemental data:
Net assets, end of period	$62,004,038		$85,251,213	$68,284,615	$96,065,263	$107,677,984	$124,143,894
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.00	%E	0.99%	1.20%	0.97%	0.95%	0.89%
Expenses, net of reimbursements and/or recoupments	1.00	%E	0.99%	1.20%	0.97%	0.95%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.11	%E	1.07%	1.47%	1.92%	1.62%	1.48%
Net investment income, net of reimbursements and/or recoupments	1.11	%E	1.07%	1.47%	1.92%	1.62%	1.48%
Portfolio turnover rate	19	%D	37%	82%	68%	28%	32%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020A		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$15.59		$13.35	$15.34		$15.29	$16.38	$14.46

Income (loss) from investment operations:
Net investment income	0.07	B	0.15	0.18	B	0.26	0.16	0.21
Net gains (losses) on investments (both realized and unrealized)	(1.07)		3.97	(0.81)		1.11	(0.06)	1.99

Total income (loss) from investment operations	(1.00)		4.12	(0.63)		1.37	0.10	2.20

Less distributions:
Dividends from net investment income	(0.06)		(0.23)	(0.19)		(0.20)	(0.39)	(0.28)
Distributions from net realized gains	(1.18)		(1.65)	(1.17)		(1.12)	(0.80)	–

Total distributions	(1.24)		(1.88)	(1.36)		(1.32)	(1.19)	(0.28)

Net asset value, end of period	$13.35		$15.59	$13.35		$15.34	$15.29	$16.38

Total returnC	(6.91	)%D	33.17%	(4.65)%		10.41%	0.42%	15.31%

Ratios and supplemental data:
Net assets, end of period	$1,364,705		$2,120,450	$1,760,622		$6,039,168	$6,174,284	$10,944,675
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17	%E	1.16%	1.36%		1.14%	1.12%	1.08%
Expenses, net of reimbursements and/or recoupments	1.17	%E	1.16%	1.36%		1.14%	1.12%	1.08%
Net investment income, before expense reimbursements and/or recoupments	0.94	%E	0.91%	1.29%		1.76%	1.45%	1.29%
Net investment income, net of reimbursements and/or recoupments	0.94	%E	0.91%	1.29%		1.76%	1.45%	1.29%
Portfolio turnover rate	19	%D	37%	82%		68%	28%	32%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020A	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$14.31		$12.39	$14.33	$14.38		$15.48	$13.69

Income (loss) from investment operations:
Net investment income	0.13		0.11	0.15	0.22		0.22	0.16
Net gains (losses) on investments (both realized and unrealized)	(1.03)		3.71	(0.71)	1.07		(0.07)	1.93

Total income (loss) from investment operations	(0.90)		3.82	(0.56)	1.29		0.15	2.09

Less distributions:
Dividends from net investment income	(0.08)		(0.25)	(0.21)	(0.22)		(0.45)	(0.30)
Distributions from net realized gains	(1.18)		(1.65)	(1.17)	(1.12)		(0.80)	–

Total distributions	(1.26)		(1.90)	(1.38)	(1.34)		(1.25)	(0.30)

Net asset value, end of period	$12.15		$14.31	$12.39	$14.33		$14.38	$15.48

Total returnB	(6.85	)%C	33.39%	(4.49)%	10.54%		0.73%	15.36%

Ratios and supplemental data:
Net assets, end of period	$13,077,956		$13,922,687	$12,863,938	$16,228,685		$18,121,273	$21,934,880
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%D	1.02%	1.21%	1.01%		0.91%	0.99%
Expenses, net of reimbursements and/or recoupments	1.02	%D	1.02%	1.21%	1.01	%E	0.83%	0.99%
Net investment income, before expense reimbursements and/or recoupments	1.09	%D	1.04%	1.46%	1.88%		1.66%	1.39%
Net investment income, net of reimbursements and/or recoupments	1.09	%D	1.04%	1.46%	1.88%		1.74%	1.39%
Portfolio turnover rate	19	%C	37%	82%	68%		28%	32%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$14.49		$12.53		$14.48	$14.55		$15.64	$13.83

Income (loss) from investment operations:
Net investment income	0.02	B	0.04	B	0.05	0.10		0.13	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.99)		3.72		(0.70)	1.09		(0.09)	1.92

Total income (loss) from investment operations	(0.97)		3.76		(0.65)	1.19		0.04	2.00

Less distributions:
Dividends from net investment income	(0.02)		(0.15)		(0.13)	(0.14)		(0.33)	(0.19)
Distributions from net realized gains	(1.18)		(1.65)		(1.17)	(1.12)		(0.80)	–

Total distributions	(1.20)		(1.80)		(1.30)	(1.26)		(1.13)	(0.19)

Net asset value, end of period	$12.32		$14.49		$12.53	$14.48		$14.55	$15.64

Total returnC	(7.21	)%D	32.32%		(5.09)%	9.63%		0.04%	14.50%

Ratios and supplemental data:
Net assets, end of period	$18,793,894		$23,737,711		$23,951,798	$30,848,500		$36,046,543	$42,575,983
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.76	%E	1.75%		1.95%	1.76%		1.66%	1.73%
Expenses, net of reimbursements and/or recoupments	1.76	%E	1.75%		1.95%	1.76%	F	1.54%	1.73%
Net investment income, before expense reimbursements and/or recoupments	0.35	%E	0.32%		0.72%	1.13%		0.91%	0.63%
Net investment income, net of reimbursements and/or recoupments	0.35	%E	0.32%		0.72%	1.13%		1.02%	0.63%
Portfolio turnover rate	19	%D	37%		82%	68%		28%	32%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.40		$13.19		$15.41	$15.52	$17.25	$14.03

Income (loss) from investment operations:
Net investment income	0.18	B	0.23	C	0.33	0.25	0.21	0.16
Net gains (losses) on investments (both realized and unrealized)	(0.95)		7.29		(2.29)	0.65	(1.34)	3.28

Total income (loss) from investment operations	(0.77)		7.52		(1.96)	0.90	(1.13)	3.44

Less distributions:
Dividends from net investment income	(0.17)		(0.31)		(0.26)	(0.22)	(0.16)	(0.22)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(2.08)		(0.31)		(0.26)	(1.01)	(0.60)	(0.22)

Net asset value, end of period	$17.55		$20.40		$13.19	$15.41	$15.52	$17.25

Total returnD	(4.19	)%E	57.68%		(13.03)%	7.08%	(6.89)%	24.71%

Ratios and supplemental data:
Net assets, end of period	$47,937,281		$74,512,300		$72,565,048	$168,201,120	$248,752,034	$265,934,589
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08	%F	1.08%		0.95%	0.93%	0.85%	0.89%
Expenses, net of reimbursements and/or recoupments	0.91	%F	0.94	%G	0.95%	0.93%	0.85%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.05	%B F	0.78	%C	1.45%	1.40%	1.19%	1.06%
Net investment income, net of reimbursements and/or recoupments	1.22	%B F	0.92	%C	1.45%	1.40%	1.19%	1.06%
Portfolio turnover rate	14	%E	30%		35%	30%	34%	28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Qurate Retail Inc. amounting to $0.0215.
C	Net investment income includes a significant dividend payment from Qurate Retail Inc. amounting to $0.0381.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.22		$13.07		$15.27	$15.39	$17.11	$13.92

Income (loss) from investment operations:
Net investment income	0.09	A	0.17	B	0.19	0.22	0.19	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.86)		7.27		(2.14)	0.65	(1.32)	3.25

Total income (loss) from investment operations	(0.77)		7.44		(1.95)	0.87	(1.13)	3.40

Less distributions:
Dividends from net investment income	(0.17)		(0.29)		(0.25)	(0.20)	(0.15)	(0.21)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(2.08)		(0.29)		(0.25)	(0.99)	(0.59)	(0.21)

Net asset value, end of period	$17.37		$20.22		$13.07	$15.27	$15.39	$17.11

Total returnC	(4.24	)%D	57.60%		(13.08)%	6.97%	(6.96)%	24.60%

Ratios and supplemental data:
Net assets, end of period	$32,764,184		$49,952,999		$48,840,223	$84,763,978	$96,799,413	$100,190,167
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%E	1.15%		1.03%	0.98%	0.93%	0.97%
Expenses, net of reimbursements and/or recoupments	0.99	%E	1.02	%F	1.03%	0.98%	0.93%	0.97%
Net investment income, before expense reimbursements and/or recoupments	0.98	%A E	0.71	%B	1.37%	1.36%	1.11%	0.98%
Net investment income, net of reimbursements and/or recoupments	1.13	%A E	0.84	%B	1.37%	1.36%	1.11%	0.98%
Portfolio turnover rate	14	%D	30%		35%	30%	34%	28%

A	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0210.
B	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0412.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.75		$13.32		$15.56	$15.65	$17.40	$14.14

Income (loss) from investment operations:
Net investment income	0.07	A	0.48	B	0.17	0.18	0.16	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.88)		7.11		(2.20)	0.69	(1.34)	3.31

Total income (loss) from investment operations	(0.81)		7.59		(2.03)	0.87	(1.18)	3.45

Less distributions:
Dividends from net investment income	(0.15)		(0.16)		(0.21)	(0.17)	(0.13)	(0.19)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(2.06)		(0.16)		(0.21)	(0.96)	(0.57)	(0.19)

Net asset value, end of period	$17.88		$20.75		$13.32	$15.56	$15.65	$17.40

Total returnC	(4.32	)%D	57.34%		(13.30)%	6.79%	(7.13)%	24.52%

Ratios and supplemental data:
Net assets, end of period	$56,086,825		$60,065,449		$152,245,804	$229,639,964	$379,123,913	$274,552,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.45	%E	1.37%		1.21%	1.18%	1.12%	1.09%
Expenses, net of reimbursements and/or recoupments	1.17	%E	1.18	%F	1.21%	1.18%	1.12%	1.09%
Net investment income, before expense reimbursements and/or recoupments	0.61	%A E	0.74	%B	1.19%	1.12%	0.92%	0.86%
Net investment income, net of reimbursements and/or recoupments	0.89	%A E	0.93	%B	1.19%	1.12%	0.92%	0.86%
Portfolio turnover rate	14	%D	30%		35%	30%	34%	28%

A	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0184.
B	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0322.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$19.93		$12.88		$15.06	$15.17	$16.83	$13.69

Income (loss) from investment operations:
Net investment income	0.04	A	0.06	B C	0.16	0.15	0.10	0.10
Net gains (losses) on investments (both realized and unrealized)	(0.84)		7.19		(2.16)	0.66	(1.29)	3.18

Total income (loss) from investment operations	(0.80)		7.25		(2.00)	0.81	(1.19)	3.28

Less distributions:
Dividends from net investment income	(0.04)		(0.20)		(0.18)	(0.13)	(0.03)	(0.14)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(1.95)		(0.20)		(0.18)	(0.92)	(0.47)	(0.14)

Net asset value, end of period	$17.18		$19.93		$12.88	$15.06	$15.17	$16.83

Total returnD	(4.45	)%E	56.71%		(13.51)%	6.50%	(7.38)%	24.10%

Ratios and supplemental data:
Net assets, end of period	$478,776		$656,892		$1,245,906	$3,163,999	$3,597,339	$3,682,231
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.73	%F	1.70%		1.53%	1.45%	1.39%	1.40%
Expenses, net of reimbursements and/or recoupments	1.49	%F	1.55	%G	1.53%	1.45%	1.39%	1.40%
Net investment income, before expense reimbursements and/or recoupments	0.38	%A F	0.21	%C	0.92%	0.90%	0.64%	0.55%
Net investment income, net of reimbursements and/or recoupments	0.62	%A F	0.36	%C	0.92%	0.90%	0.64%	0.55%
Portfolio turnover rate	14	%E	30%		35%	30%	34%	28%

A	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0225.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0260.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$19.95		$12.91		$15.03	$15.15	$16.84	$13.70

Income (loss) from investment operations:
Net investment income	0.17	A	0.16	B	0.23	0.49	0.18	0.13
Net gains (losses) on investments (both realized and unrealized)	(0.96)		7.14		(2.20)	0.32	(1.36)	3.18

Total income (loss) from investment operations	(0.79)		7.30		(1.97)	0.81	(1.18)	3.31

Less distributions:
Dividends from net investment income	(0.12)		(0.26)		(0.15)	(0.14)	(0.07)	(0.17)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(2.03)		(0.26)		(0.15)	(0.93)	(0.51)	(0.17)

Net asset value, end of period	$17.13		$19.95		$12.91	$15.03	$15.15	$16.84

Total returnC	(4.40	)%D	57.15%		(13.31)%	6.57%	(7.32)%	24.26%

Ratios and supplemental data:
Net assets, end of period	$2,633,173		$3,639,123		$2,767,845	$3,748,595	$12,080,510	$18,170,218
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.40	%E	1.45%		1.30%	1.35%	1.25%	1.27%
Expenses, net of reimbursements and/or recoupments	1.26	%E	1.30	%F	1.30%	1.35%	1.25%	1.27%
Net investment income, before expense reimbursements and/or recoupments	0.70	%A E	0.36	%B	1.09%	0.94%	0.78%	0.69%
Net investment income, net of reimbursements and/or recoupments	0.84	%A E	0.51	%B	1.09%	0.94%	0.78%	0.69%
Portfolio turnover rate	14	%D	30%		35%	30%	34%	28%

A	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0199.
B	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0380.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$19.16		$12.39		$14.49	$14.60	$16.27	$13.26

Income (loss) from investment operations:
Net investment income (loss)	0.01	AB	(0.27	)C	0.01	0.02	0.03	(0.03)
Net gains (losses) on investments (both realized and unrealized)	(0.83)		7.17		(2.02)	0.69	(1.26)	3.11

Total income (loss) from investment operations	(0.82)		6.90		(2.01)	0.71	(1.23)	3.08

Less distributions:
Dividends from net investment income	–		(0.13)		(0.09)	(0.03)	–	(0.07)
Distributions from net realized gains	(1.91)		–		–	(0.79)	(0.44)	–

Total distributions	(1.91)		(0.13)		(0.09)	(0.82)	(0.44)	(0.07)

Net asset value, end of period	$16.43		$19.16		$12.39	$14.49	$14.60	$16.27

Total returnD	(4.73	)%E	55.99%		(13.99)%	5.94%	(7.85)%	23.27%

Ratios and supplemental data:
Net assets, end of period	$1,663,176		$2,417,639		$2,932,329	$4,349,946	$5,840,412	$6,520,983
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.18	%F	2.17%		2.05%	2.02%	1.87%	2.04%
Expenses, net of reimbursements and/or recoupments	2.01	%F	2.05	%G	2.05%	2.02%	1.87%	2.04%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.05	)%B F	(0.30	)%C	0.35%	0.32%	0.17%	(0.09)%
Net investment income (loss), net of reimbursements and/or recoupments	0.12	%B F	(0.18	)%C	0.35%	0.32%	0.17%	(0.09)%
Portfolio turnover rate	14	%E	30%		35%	30%	34%	28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Quarte Retail, Inc. amounting to $0.0197.
C	Net investment income includes a significant dividend payment from Quarte Retail, Inc. amounting to $0.0368.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,				February 28, 2018A to October 31,
	2022		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$20.44		$13.21		$15.42	$15.52	$16.94

Income (loss) from investment operations:
Net investment income	0.11	B C	0.15	D	0.28	0.20	0.10
Net gains (losses) on investments (both realized and unrealized)	(0.88)		7.40		(2.23)	0.71	(1.52)

Total income (loss) from investment operations	(0.77)		7.55		(1.95)	0.91	(1.42)

Less distributions:
Dividends from net investment income	(0.17)		(0.32)		(0.26)	(0.22)	–
Distributions from net realized gains	(1.91)		–		–	(0.79)	–

Total distributions	(2.08)		(0.32)		(0.26)	(1.01)	–

Net asset value, end of period	$17.59		$20.44		$13.21	$15.42	$15.52

Total returnE	(4.19	)%F	57.80%		(12.93)%	7.15%	(8.38	)%F

Ratios and supplemental data:
Net assets, end of period	$983,167		$12,532,694		$8,239,279	$2,253,328	$191,772
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%G	1.05%		0.96%	0.90%	3.09	%G
Expenses, net of reimbursements and/or recoupments	0.90	%G	0.89	%H	0.87%	0.83%	0.88	%G
Net investment income (loss), before expense reimbursements	1.07	%C G	0.74	%D	1.34%	1.51%	(0.88	)%G
Net investment income, net of reimbursements and/or recoupments	1.19	%C G	0.90	%D	1.43%	1.58%	1.32	%G
Portfolio turnover rate	14	%F	30%		35%	30%	34	%F

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0309.
D	Net investment income includes a significant dividend payment from Qurate Retail, Inc. amounting to $0.0467.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

April 30, 2022

GARCIA HAMILTON QUALITY BOND FUND

Garcia 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This report may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “… to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned -6.13% for the six months ended April 30, 2022. The Bloomberg U.S. Aggregate Bond Index (the “Index”) returned -9.47% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception (04/04/2016)
R5 Class (1,4)	GHQIX	(5.85)%	(6.29)%	(0.14)%	0.79%	0.67%
Y Class (1,4)	GHQYX	(5.97)%	(6.35)%	(0.22)%	0.72%	0.58%
Investor Class (1,4)	GHQPX	(6.13)%	(6.65)%	(0.52)%	0.41%	0.29%
R6 Class (1,3,4)	GHQRX	(5.83)%	(6.25)%	(0.10)%	0.82%	0.69%

Bloomberg U.S. Aggregate Bond Index (2)		(9.47)%	(8.51)%	0.38%	1.20%	1.18%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

3.

Fund performance for the five-year and since inception periods represent the returns achieved by the R5 Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, and R6 Class shares were 0.67%, 0.74%, 1.29%, and 0.64%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed during the period due primarily to its short duration as interest rates rose across the yield curve. The Fund’s duration began the period at 2.4 years and ended at 5.3 years, as compared to approximately 6.6 years for the Index. As interest rates rose, the Fund gradually increased its duration to take advantage of higher yields.

The U.S. Federal Reserve Bank’s (the “Fed”) first interest rate hike came in mid-March 2022 (a 0.25% increase) with indication that several more rate hikes were on the way. In fact, near period end, investors began to anticipate that the Fed would accelerate its pace of rate hikes with several 0.50% increases to catch up with stubbornly high inflation. In addition to the stimulus provided by the Fed and U.S. Congress following the outbreak of Covid-19, the conflict in Ukraine also added upward pressure on inflation as oil and commodity prices rose and global supply chains were further disrupted.

Nearly all segments of the U.S. bond market posted negative returns during the period with longer maturities reporting the worst results. In the Index, the 0-3 year maturity segment returned -3.3%, 5-7 year maturities returned -8.1% and 10+ year maturities returned -18.8%. In response to significant yield curve flattening, the Fund reduced its barbell exposure as the 2-year treasury yield was nearly flat with the 10-year yield at period end.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2022 (Unaudited)

Investment-grade credit spreads widened during the quarter as investors sought to avoid fixed-income securities. The economy was generally performing well with unemployment low and corporate profitability high, but rising rates and fears of an economic slowdown (due to the rising rates) left investors with lower risk appetites. Spread widening was fairly consistent across the investment-grade credit quality spectrum, although triple-B rated securities, where the Fund was underweight, posted the lowest results.

Given the weakness in spreads during the quarter, the Fund’s sector allocation weighed on returns. The Fund was overweight Agency Mortgage-Backed securities (with maximum maturities of 15 to 20 years), and underweight U.S. Treasuries. Mortgage spreads widened as prepayments slowed causing mortgages to underperform Treasuries on a duration-adjusted basis. The overweight position, however, is ultimately expected to benefit the Fund as longer-term treasury yields continue to rise.

In Corporates, the Fund held a neutral allocation, which also suffered from credit spread widening; however, the Fund’s holdings were primarily floating-rate securities which outperformed as yields rose. The Fund took advantage of higher yields and wider spreads by selectively adding to fixed-rate positions near period end.

The primary components of the Fund’s strategy are to actively manage duration, sector allocation and yield-curve exposures based on top-down views of interest rates and other macroeconomic variables. The Fund invests in high-quality, low-volatility securities that provide the benefit of fixed-income investing when investors need it most. No derivatives, leverage, foreign currency or high-yield bonds are used in the strategy.

Top Ten Holdings (% Net Assets)
U.S. Treasury Bonds, 3.750%, Due 8/15/2041		6.6
U.S. Treasury Notes, 2.250%, Due 11/15/2027		5.8
U.S. Treasury Notes, 1.500%, Due 2/15/2030		5.4
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD LIBOR + 1.338%)		4.7
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3 mo. USD LIBOR + 1.301%)		4.6
Wells Fargo & Co., 4.478%, Due 4/4/2031, (SOFR + 4.032%)		4.2
Federal Home Loan Mortgage Corp., 3.500%, Due 8/1/2039		3.5
International Business Machines Corp., 3.500%, Due 5/15/2029		3.0
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD LIBOR + 1.210%)		3.0
U.S. Treasury Notes, 2.375%, Due 5/15/2027		3.0

Total Fund Holdings	40

Sector Allocation (% Investments)
U.S. Agency Mortgage-Backed Obligations		50.0
U.S. Treasury Obligations		23.4
Financial		20.7
Technology		3.0
Communications		2.9

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$941.50	$2.17
Hypothetical**	$1,000.00	$1,022.56	$2.26
Y Class
Actual	$1,000.00	$940.30	$2.45
Hypothetical**	$1,000.00	$1,022.27	$2.56
Investor Class
Actual	$1,000.00	$938.70	$3.99
Hypothetical**	$1,000.00	$1,020.68	$4.16
R6 Class
Actual	$1,000.00	$941.70	$1.97
Hypothetical**	$1,000.00	$1,022.76	$2.06

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.51%, 0.83%, and 0.41% for the R5, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 26.40%

Communications - 2.89%

Media - 2.89%
Walt Disney Co., 3.800%, Due 3/22/2030	$11,730,000	$11,518,279

Financial - 20.49%

Banks - 20.49%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD LIBOR + 1.210%)A	12,336,000	11,919,316
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD LIBOR + 1.338%)A	19,365,000	18,605,744
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3 mo. USD LIBOR + 1.301%)A	18,650,000	18,240,119
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (SOFR + 1.510%)A	8,750,000	7,780,077
Morgan Stanley, 3.622%, Due 4/1/2031, (SOFR + 3.120%)A	9,140,000	8,561,318
Wells Fargo & Co., 4.478%, Due 4/4/2031, (SOFR + 4.032%)A	16,630,000	16,579,422

		81,685,996

Total Financial		81,685,996

Technology - 3.02%

Computers - 3.02%
International Business Machines Corp., 3.500%, Due 5/15/2029	12,464,000	12,050,845

Total Corporate Obligations (Cost $114,353,431)		105,255,120

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 49.56%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	7,249,026	7,394,725
3.000%, Due 2/1/2035	9,254,013	9,104,012
4.000%, Due 2/1/2039	5,258,418	5,299,989
4.000%, Due 4/1/2039	7,107,409	7,182,150
3.500%, Due 8/1/2039	14,024,833	13,807,661
3.500%, Due 10/1/2039	4,568,140	4,496,265
3.000%, Due 1/1/2040	4,511,562	4,329,149
3.500%, Due 8/1/2040	5,941,538	5,848,562
Federal National Mortgage Association,
4.000%, Due 2/1/2034B	10,367,629	10,579,049
4.000%, Due 6/1/2034B	7,171,007	7,353,181
3.000%, Due 5/1/2035	11,829,141	11,637,280
3.500%, Due 5/1/2035B	6,917,340	6,939,393
3.500%, Due 3/1/2037	4,774,702	4,709,575
3.000%, Due 10/1/2037	9,228,635	8,927,962
4.000%, Due 5/1/2039	8,799,777	8,884,821
4.500%, Due 6/1/2039B	10,587,902	10,983,210
4.000%, Due 9/1/2039	6,676,565	6,726,770
3.500%, Due 10/1/2039	6,266,617	6,151,858
3.500%, Due 11/1/2039B	4,944,022	4,851,845
4.000%, Due 1/1/2040B	8,622,294	8,694,621
4.000%, Due 3/1/2040B	9,957,859	10,031,694
3.500%, Due 4/1/2040B	6,200,413	6,101,477
3.000%, Due 7/1/2040B	8,178,654	7,839,067
3.000%, Due 8/1/2040B	5,336,934	5,115,714
4.000%, Due 8/1/2040B	5,564,804	5,627,724
4.000%, Due 6/1/2049B	8,968,892	8,953,665

Total U.S. Agency Mortgage-Backed Obligations (Cost $210,071,238)		197,571,419

U.S. TREASURY OBLIGATIONS - 23.23%
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	24,045,000	26,152,695
U.S. Treasury Notes,
2.375%, Due 5/15/2027	12,085,000	11,772,017
2.250%, Due 11/15/2027	24,160,000	23,301,187
1.500%, Due 2/15/2030	24,000,000	21,675,000

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 23.23% (continued)
U.S. Treasury Notes (continued)
1.125%, Due 2/15/2031	$11,250,000	$9,720,264

Total U.S. Treasury Obligations (Cost $93,522,280)		92,621,163

TOTAL INVESTMENTS - 99.19% (Cost $417,946,949)		395,447,702
OTHER ASSETS, NET OF LIABILITIES - 0.81%		3,216,533

TOTAL NET ASSETS - 100.00%		$398,664,235

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2022.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$105,255,120	$-	$105,255,120
U.S. Agency Mortgage-Backed Obligations	-	197,571,419	-	197,571,419
U.S. Treasury Obligations	-	92,621,163	-	92,621,163

Total Investments in Securities - Assets	$-	$395,447,702	$-	$395,447,702

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$395,447,702
Cash	14,255,588
Interest receivable	2,214,358
Receivable for fund shares sold	134,970
Receivable for expense reimbursement (Note 2)	70,328
Prepaid expenses	59,538

Total assets	412,182,484

Liabilities:
Payable for investments purchased	13,058,151
Payable for fund shares redeemed	57,483
Dividends payable	134,194
Management and sub-advisory fees payable (Note 2)	182,987
Service fees payable (Note 2)	295
Transfer agent fees payable (Note 2)	8,013
Custody and fund accounting fees payable	23,626
Professional fees payable	40,860
Payable for prospectus and shareholder reports	12,587
Other liabilities	53

Total liabilities	13,518,249

Net assets	$398,664,235

Analysis of net assets:
Paid-in-capital	$432,917,306
Total distributable earnings (deficits)A	(34,253,071)

Net assets	$398,664,235

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	18,076,143

Y Class	2,041,712

Investor Class	103,131

R6 Class	23,162,733

Net assets:
R5 Class	$166,187,686

Y Class	$18,771,985

Investor Class	$947,236

R6 Class	$212,757,328

Net asset value, offering and redemption price per share:
R5 Class	$9.19

Y Class	$9.19

Investor Class	$9.18

R6 Class	$9.19

† Cost of investments in unaffiliated securities	$417,946,949

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2022 (Unaudited)

Investment income:
Interest income	$1,680,250

Total investment income	1,680,250

Expenses:
Management and sub-advisory fees (Note 2)	1,164,538
Transfer agent fees:
R5 Class (Note 2)	23,137
Y Class (Note 2)	10,434
Investor Class	618
R6 Class	2,538
Custody and fund accounting fees	32,570
Professional fees	42,758
Registration fees and expenses	28,534
Service fees (Note 2):
Investor Class	1,841
Prospectus and shareholder report expenses	10,429
Trustee fees (Note 2)	12,280
Loan expense (Note 8)	406
Other expenses	13,658

Total expenses	1,343,741

Net fees waived and expenses (reimbursed) (Note 2)	(425,577)

Net expenses	918,164

Net investment income	762,086

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(3,635,722)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(22,577,488)

Net (loss) from investments	(26,213,210)

Net (decrease) in net assets resulting from operations	$(25,451,124)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$762,086	$(292,642)
Net realized gain (loss) from investments in unaffiliated securities	(3,635,722)	1,160,239
Change in net unrealized (depreciation) of investments in unaffiliated securities	(22,577,488)	(3,726,085)

Net (decrease) in net assets resulting from operations	(25,451,124)	(2,858,488)

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,710,598)	(5,803,467)
Y Class	(176,412)	(627,250)
Investor Class	(7,043)	(11,855)
R6 Class	(1,994,003)	(5,233,037)

Net distributions to shareholders	(3,888,056)	(11,675,609)

Capital share transactions (Note 9):
Proceeds from sales of shares	91,268,820	108,964,171
Reinvestment of dividends and distributions	3,280,700	10,629,729
Cost of shares redeemed	(47,957,419)	(57,610,072)

Net increase in net assets from capital share transactions	46,592,101	61,983,828

Net increase in net assets	17,252,921	47,449,731

Net assets:
Beginning of period	381,411,314	333,961,583

End of period	$398,664,235	$381,411,314

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2022, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives the fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2022 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$741,070
Sub-Advisor Fees	0.20%	423,468

Total	0.55%	$1,164,538

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$30,157

As of April 30, 2022, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$6,546

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2022, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 28, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2021 – 2/28/2022	3/1/2022 – 4/30/2022	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$179,249	$-	2024-2025
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	21,014	-	2024-2025
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	1,410	-	2024-2025
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	223,904	-	2024-2025

Of the above amounts, $70,328 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at April 30, 2022.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$453,653	$291,740	2021-2022
Garcia Hamilton Quality Bond	-	855,336	-	2022-2023
Garcia Hamilton Quality Bond	-	814,374	-	2023-2024

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee

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Notes to Financial Statements

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meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed

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delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

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MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

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U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) , Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

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Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

LIBOR Risk

Certain of the instruments identified in the Fund’s principal investment strategies have variable or floating coupon rates that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Funding Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under

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certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market

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funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or

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other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations.

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U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR, SOFR, or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

24

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2022, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$418,652,863	$193	$(23,205,354)	$(23,205,161)
Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain its character as short-term and/or long-term losses.

As of October 31, 2021, the Fund had $3,865,914 short-term and $551,990 long-term capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$99,034,046	$178,850,457	$102,608,331	$39,169,352

8.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

25

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Fund did not utilize these facilities.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2,260,151	$21,915,897	6,823,749	$68,605,815
Reinvestment of dividends	115,206	1,103,242	472,898	4,759,799
Shares redeemed	(3,861,440)	(36,733,138)	(4,558,386)	(46,119,650)

Net increase (decrease) in shares outstanding	(1,486,083)	$(13,713,999)	2,738,261	$27,245,964

	Y Class
	Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2021
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	460,146	$4,405,843	1,072,363	$10,776,226
Reinvestment of dividends	18,428	176,412	62,184	625,100
Shares redeemed	(601,928)	(5,787,896)	(812,784)	(8,188,628)

Net increase (decrease) in shares outstanding	(123,354)	$(1,205,641)	321,763	$3,212,698

	Investor Class
	Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2021
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	3,790	$36,793	70,673	$700,509
Reinvestment of dividends	738	7,043	1,178	11,819
Shares redeemed	(2,131)	(20,492)	(6,723)	(67,047)

Net increase in shares outstanding	2,397	$23,344	65,128	$645,281

	R6 Class
	Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2021
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	6,625,361	$64,910,287	2,863,007	$28,881,621
Reinvestment of dividends	208,717	1,994,003	520,965	5,233,011
Shares redeemed	(558,154)	(5,415,893)	(324,677)	(3,234,747)

Net increase in shares outstanding	6,275,924	$61,488,397	3,059,295	$30,879,885

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.85		$10.27		$10.05	$9.79	$9.91	$9.98

Income (loss) from investment operations:
Net investment income (loss)	0.02	B	(0.01	)B	0.11	0.24	0.20	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.59)		(0.08)		0.28	0.26	(0.13)	(0.05)

Total income (loss) from investment operations	(0.57)		(0.09)		0.39	0.50	0.07	0.09

Less distributions:
Dividends from net investment income	(0.09)		(0.14)		(0.17)	(0.24)	(0.19)	(0.15)
Distributions from net realized gains	–		(0.19)		–	–	–	(0.01)

Total distributions	(0.09)		(0.33)		(0.17)	(0.24)	(0.19)	(0.16)

Net asset value, end of period	$9.19		$9.85		$10.27	$10.05	$9.79	$9.91

Total returnC	(5.85	)%D	(0.84)%		3.93%	5.20%	0.74%	0.91%

Ratios and supplemental data:
Net assets, end of period	$166,187,686		$192,774,622		$172,774,140	$316,582,604	$234,919,975	$132,575,412
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.64	%E	0.67%		0.68%	0.66%	0.69%	0.70%
Expenses, net of reimbursements and/or recoupments	0.45	%E	0.45%		0.45%	0.45%	0.45%	0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	0.14	%E	(0.32)%		1.15%	2.18%	1.68%	1.12%
Net investment income (loss), net of reimbursements and/or recoupments	0.33	%E	(0.10)%		1.38%	2.39%	1.92%	1.37%
Portfolio turnover rate	38	%D	71%		122%	58%	143%	52%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

27

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.86		$10.27		$10.05	$9.79	$9.90	$9.98

Income (loss) from investment operations:
Net investment income	0.00	A	(0.00	)A	0.13	0.24	0.18	0.13
Net gains (losses) on investments (both realized and unrealized)	(0.59)		(0.08)		0.25	0.25	(0.11)	(0.06)

Total income (loss) from investment operations	(0.59)		(0.08)		0.38	0.49	0.07	0.07

Less distributions:
Dividends from net investment income	(0.08)		(0.14)		(0.16)	(0.23)	(0.18)	(0.14)
Distributions from net realized gains	–		(0.19)		–	–	–	(0.01)

Total distributions	(0.08)		(0.33)		(0.16)	(0.23)	(0.18)	(0.15)

Net asset value, end of period	$9.19		$9.86		$10.27	$10.05	$9.79	$9.90

Total returnB	(5.97	)%C	(0.81)%		3.83%	5.09%	0.74%	0.71%

Ratios and supplemental data:
Net assets, end of period	$18,771,985		$21,340,613		$18,928,869	$17,927,537	$3,685,857	$3,133,476
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%D	0.74%		0.74%	0.73%	0.75%	0.77%
Expenses, net of reimbursements and/or recoupments	0.51	%D	0.52	%E	0.55%	0.55%	0.55%	0.55%
Net investment income (loss), before expense reimbursements	0.06	%D	(0.38)%		1.03%	2.14%	1.58%	1.05%
Net investment income (loss), net of reimbursements	0.27	%D	(0.16)%		1.22%	2.32%	1.78%	1.27%
Portfolio turnover rate	38	%C	71%		122%	58%	143%	52%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021		2020		2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.85		$10.26		$10.05		$9.79	$9.91	$9.99

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)AB	(0.04	)A	0.13	A	0.21	0.15	0.10
Net gains (losses) on investments (both realized and unrealized)	(0.60)		(0.07)		0.22		0.26	(0.11)	(0.06)

Total income (loss) from investment operations	(0.60)		(0.11)		0.35		0.47	0.04	0.04

Less distributions:
Dividends from net investment income	(0.07)		(0.11)		(0.14)		(0.21)	(0.16)	(0.11)
Distributions from net realized gains	–		(0.19)		–		–	–	(0.01)

Total distributions	(0.07)		(0.30)		(0.14)		(0.21)	(0.16)	(0.12)

Net asset value, end of period	$9.18		$9.85		$10.26		$10.05	$9.79	$9.91

Total returnC	(6.13	)%D	(1.11)%		3.54%		4.80%	0.36%	0.43%

Ratios and supplemental data:
Net assets, end of period	$947,236		$991,788		$365,190		$14,904,591	$10,995,242	$9,724,030
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%E	1.29%		1.20%		1.04%	0.92%	0.94%
Expenses, net of reimbursements and/or recoupments	0.83	%E	0.83%		0.83%		0.83%	0.83%	0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.33	)%E	(0.91)%		0.90%		1.81%	1.41%	0.89%
Net investment income (loss), net of reimbursements and/or recoupments	(0.04	)%E	(0.45)%		1.27%		2.02%	1.50%	0.99%
Portfolio turnover rate	38	%D	71%		122%		58%	143%	52%

A	Based on average shares outstanding for the period.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

29

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,			February 28, 2019A to October 31,

	2022		2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$9.85		$10.26		$10.04	$9.87

Income from investment operations:
Net investment income (loss)	0.07		(0.01	)B	0.14	0.17
Net gains (losses) on investments (both realized and unrealized)	(0.64)		(0.06)		0.25	0.17

Total income (loss) from investment operations	(0.57)		(0.07)		0.39	0.34

Less distributions:
Dividends from net investment income	(0.09)		(0.15)		(0.17)	(0.17)
Distributions from net realized gains	–		(0.19)		–	–

Total distributions	(0.09)		(0.34)		(0.17)	(0.17)

Net asset value, end of period	$9.19		$9.85		$10.26	$10.04

Total returnC	(5.83	)%D	(0.70)%		3.97%	3.44	%D

Ratios and supplemental data:
Net assets, end of period	$212,757,328		$166,304,291		$141,893,384	$130,208,195
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.62	%E	0.64%		0.64%	0.66	%E
Expenses, net of reimbursements and/or recoupments	0.41	%E	0.41%		0.41%	0.41	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.19	%E	(0.28)%		1.13%	1.90	%E
Net investment income (loss), net of reimbursements and/or recoupments	0.40	%E	(0.05)%		1.36%	2.15	%E
Portfolio turnover rate	38	%D	71%		122%	58	%F

A	Commencement of operations.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

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32

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

American Beacon® FUNDS

2022 SEMI-ANNUAL REPORT

April 30, 2022

INTERNATIONAL EQUITY FUND

TOCQUEVILLE INTERNATIONAL VALUE FUND

IE_TIV 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TOCQUEVILLE INTERNATIONAL VALUE FUND

Investing in foreign securities including emerging markets may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “... to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned -11.67% for the six months ended April 30, 2022. The Fund outperformed the MSCI EAFE Index (Net) (the “Index”) return of -11.80%.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Month*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,5)	AAIEX	(11.57)%	(9.56)%	1.61%	2.36%	4.59%
Y Class (1,5)	ABEYX	(11.56)%	(9.64)%	1.53%	2.28%	4.50%
Investor Class (1,5)	AAIPX	(11.67)%	(9.83)%	1.29%	2.02%	4.23%
Advisor Class (1,5)	AAISX	(11.71)%	(9.97)%	1.16%	1.90%	4.10%
A Class without sales charge (1,2,5)	AIEAX	(11.73)%	(9.89)%	1.21%	1.96%	4.15%
A Class with sales charge (1,2,5)	AIEAX	(16.79)%	(15.07)%	(0.76)%	0.76%	3.53%
C Class without sales charge (1,2,5)	AILCX	(12.02)%	(10.58)%	0.46%	1.21%	3.38%
C Class with sales charge (1,2,5)	AILCX	(13.02)%	(11.58)%	0.46%	1.21%	3.38%
R6 Class (1,3,5)	AAERX	(11.51)%	(9.47)%	1.69%	2.44%	4.62%

MSCI EAFE Index (Net)** (4)		(11.80)%	(8.15)%	4.44%	4.77%	5.77%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015.

2.	The maximum sales charge for A Class is 5.75%. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/12 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/12. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.73%, 0.79%, 1.06%, 1.20%, 1.13%, 1.86%, and 0.71%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to country allocation, while stock selection was a drag on relative returns.

The Fund’s relative performance benefitted from country allocation, particularly by its overweight allocation to the United Kingdom (down 1.3%) and out-of-Index Canada (up 3.9%). Underweighting Australia (up 0.4%) partially offset the Fund’s relative performance during the period.

Security selections, especially within the United Kingdom, detracted from the Fund’s relative performance over the six-month period, despite some contribution from selections in France. Within the United Kingdom

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2022 (Unaudited)

investments in Rolls-Royce Holdings PLC (down 43.2%) and Barclays PLC (down 32.1%) detracted from returns. Conversely, investments in France, including Sanofi (up 6.0%) and TotalEnergies SE (up 3.0%) contributed to relative returns.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
Sanofi		3.9
GlaxoSmithKline PLC		2.2
Barclays PLC		2.0
Novartis AG		1.9
Takeda Pharmaceutical Co. Ltd.		1.8
AstraZeneca PLC		1.7
Bayerische Motoren Werke AG		1.6
RELX PLC		1.6
Enel SpA		1.5
UniCredit SpA		1.4

Total Fund Holdings	133

Sector Allocation (% Equities)
Financials		19.8
Health Care		19.0
Consumer Discretionary		15.5
Industrials		14.0
Information Technology		6.6
Consumer Staples		6.4
Communication Services		6.1
Energy		4.7
Materials		3.8
Utilities		3.5
Real Estate		0.6

Country Allocation (% Equities)
United Kingdom		19.6
Japan		16.2
France		14.2
Germany		9.7
Switzerland		6.2
Netherlands		5.6
United States		4.2
Spain		4.1
China/Hong Kong		3.5
Italy		3.1
Canada		3.0
Republic of Korea		2.2
Sweden		1.6
Ireland		1.3
Denmark		0.9
Norway		0.9
Finland		0.8
Singapore		0.7
South Africa		0.7
Israel		0.6
Portugal		0.5
Brazil		0.4

3

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Tocqueville International Value Fund (the “Fund”) returned -16.96% for the six-month period ending April 30, 2022, which underperformed the MSCI EAFE Index (Net) (the “Index”) return of -11.80% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,3,5)	TOVIX	(16.86)%	(17.20)%	1.52%	1.41%	5.34%
Y Class (1,2,5)	TOVYX	(16.86)%	(17.24)%	1.45%	1.36%	5.31%
Investor Class (1,5)	TIVFX	(16.96)%	(17.42)%	1.24%	1.22%	5.24%

MSCI EAFE Index (Net)** (4)		(11.80)%	(8.15)%	4.44%	4.77%	5.77%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2019. Performance prior to waiving fees was lower than the actual returns shown for that period.

2.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/12 up to 1/18/19, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/12.

3.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/12 up to 1/18/19, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 4/30/12. A portion of fees charged to the R5 Class of the Fund was waived from Class inception through 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

4.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 0.92%, 0.98% and 1.20%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection and country allocation.

Stock selections within Japan, Germany and France primarily weighed on the Fund’s relative performance, while stock selections in Australia added value. Detracting securities within Japan included Makita Corp. (down 33.7%), and Sony Group Corp., ADR (down 25.7%). Within Germany, detracting securities included Infineon Technologies AG (down 37.8%) and Duerr AG (down 41.5%). Additionally, Orpea SA (down 66.1%) and Bollore SE (down 20.4%) in France also detracted. Meanwhile, the Fund’s investments in Australia, especially BHP Group Ltd., ADR (up 26.9%) helped relative performance during the prior six months.

From a country allocation perspective, an overweight allocation to Germany (down 21.1%) and underweight allocation to Australia (up 0.4%) detracted the most from the Fund’s performance relative to the Index. On the other hand, an allocation to out-of-Index Canada (down 3.4%) partially contributed to performance during the period.

4

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
Diageo PLC		3.3
EssilorLuxottica SA		3.3
Bureau Veritas SA		3.2
BP PLC		3.1
Asahi Group Holdings Ltd.		3.0
UBS Group AG		3.0
Samsung Electronics Co. Ltd.		2.9
Sanofi		2.9
Bollore SE		2.6
Hitachi Ltd.		2.6

Total Fund Holdings	51

Sector Allocation (% Equities)
Industrials		23.7
Information Technology		13.5
Health Care		12.2
Consumer Discretionary		11.7
Communication Services		10.7
Consumer Staples		10.1
Materials		7.8
Financials		5.7
Energy		3.2
Real Estate		1.4

Country Allocation (% Equities)
Japan		20.0
France		18.4
Germany		15.4
United Kingdom		14.1
Switzerland		8.0
Spain		4.1
Mexico		3.3
Republic of Korea		3.0
Australia		2.6
Belgium		2.6
Ireland		2.1
United States		1.9
Canada		1.7
China/Hong Kong		1.4
Taiwan		1.4

5

American Beacon FundsSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon International Equity Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$884.30	$3.46
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$884.40	$3.88
Hypothetical**	$1,000.00	$1,020.68	$4.16
Investor Class
Actual	$1,000.00	$883.30	$5.09
Hypothetical**	$1,000.00	$1,019.39	$5.46
Advisor Class
Actual	$1,000.00	$882.90	$5.70
Hypothetical**	$1,000.00	$1,018.75	$6.11
A Class
Actual	$1,000.00	$882.70	$5.41
Hypothetical**	$1,000.00	$1,019.04	$5.81
C Class
Actual	$1,000.00	$879.80	$8.81
Hypothetical**	$1,000.00	$1,015.42	$9.44
R6 Class
Actual	$1,000.00	$884.90	$3.22
Hypothetical**	$1,000.00	$1,021.37	$3.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.83%, 1.09%, 1.22%, 1.16%, 1.89%, and 0.69% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Tocqueville International Value Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$831.40	$4.04
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$831.40	$4.31
Hypothetical**	$1,000.00	$1,020.08	$4.76
Investor Class
Actual	$1,000.00	$830.40	$5.36
Hypothetical**	$1,000.00	$1,018.94	$5.91

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.95%, and 1.18% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

Brazil - 0.33% (Cost $5,443,994)

Common Stocks - 0.33%
ERO Copper Corp.A	391,172	$5,624,059

Canada - 2.81%

Common Stocks - 2.81%
Air CanadaA B	176,500	3,091,309
Alimentation Couche-Tard, Inc.	58,800	2,617,656
CAE, Inc.A	220,477	5,243,119
Canadian National Railway Co.	62,769	7,381,887
Cogeco Communications, Inc.	56,375	4,629,714
Linamar Corp.	206,307	8,171,019
Suncor Energy, Inc.	454,165	16,326,112

Total Common Stocks		47,460,816

Total Canada (Cost $ 47,286,600)		47,460,816

China/Hong Kong - 3.33%

Common Stocks - 3.33%
Alibaba Group Holding Ltd.A C	672,300	8,216,716
Baidu, Inc., Class AA C	824,800	12,947,776
ESR Cayman Ltd.A C D	3,325,000	10,085,122
Sands China Ltd.A C	3,912,000	8,588,611
Tencent Holdings Ltd.C	347,300	16,290,239

Total Common Stocks		56,128,464

Total China/Hong Kong (Cost $85,237,504)		56,128,464

Denmark - 0.81%

Common Stocks - 0.81%
Carlsberg AS, Class BC	77,385	9,795,027
Vestas Wind Systems ASC	151,447	3,896,297

Total Common Stocks		13,691,324

Total Denmark (Cost $13,267,018)		13,691,324

Finland - 0.74%

Common Stocks - 0.74%
Nordea Bank AbpC	779,334	7,762,342
Sampo OYJ, Class AC	97,385	4,692,740

Total Common Stocks		12,455,082

Total Finland (Cost $11,772,575)		12,455,082

France - 13.45%

Common Stocks - 13.45%
Air Liquide SAC	106,868	18,450,014
Alstom SAC	444,888	9,684,880
Atos SEC	178,961	4,329,830
AXA SAC	355,181	9,403,656
BNP Paribas SAB C	435,472	22,333,711
Capgemini SEC	52,333	10,645,941
Carrefour SAC	146,723	3,110,271
Danone SAC	196,226	11,796,611
Engie SAC	1,114,574	13,092,697
Pernod Ricard SAC	22,928	4,723,967
Publicis Groupe SAC	287,040	17,181,682
SanofiB C	627,888	66,085,877
Thales SAC	58,651	7,513,242
TotalEnergies SEC	349,893	17,239,790

See accompanying notes

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

France - 13.45% (continued)

Common Stocks - 13.45% (continued)
ValeoC	197,535	$3,562,091
Vinci SAC	78,142	7,539,469

Total Common Stocks		226,693,729

Total France (Cost $223,018,947)		226,693,729

Germany - 9.15%

Common Stocks - 8.30%
Bayer AGC	122,600	8,080,899
Bayerische Motoren Werke AGC	329,242	27,260,842
Continental AGA C	349,918	24,363,347
Infineon Technologies AGC	218,313	6,315,872
Mercedes-Benz Group AGC	302,240	21,388,036
Merck KGaAC	70,820	13,133,251
MTU Aero Engines AGC	52,395	10,596,249
RWE AGC	334,452	13,972,515
SAP SEC	143,385	14,789,166

Total Common Stocks		139,900,177

Preferred Stocks - 0.85%
Volkswagen AGC E	91,094	14,290,795

Total Germany (Cost $154,128,032)		154,190,972

Ireland - 1.19% (Cost $18,692,973)

Common Stocks - 1.19%
Ryanair Holdings PLC, ADRA	229,184	20,012,347

Israel - 0.61% (Cost $6,542,600)

Common Stocks - 0.61%
Bank Leumi Le-Israel BMC	983,278	10,313,535

Italy - 2.96%

Common Stocks - 2.96%
Enel SpAC	3,941,505	25,474,195
UniCredit SpAC	2,678,070	24,424,497

Total Common Stocks		49,898,692

Total Italy (Cost $62,847,708)		49,898,692

Japan - 15.34%

Common Stocks - 15.34%
Alfresa Holdings Corp.C	679,800	9,259,463
Asics Corp.C	402,500	6,271,686
Bandai Namco Holdings, Inc.C	107,300	7,302,126
Digital Garage, Inc.C	129,300	4,285,529
Disco Corp.C	21,100	5,200,603
Dowa Holdings Co. Ltd.C	113,500	4,845,222
FANUC Corp.C	103,700	16,038,814
Haseko Corp.C	1,013,000	11,080,931
Hazama Ando Corp.C	501,200	3,486,510
Hitachi Ltd.C	155,100	7,222,445
Makita Corp.C	259,300	7,703,984
MatsukiyoCocokara & Co.C	265,800	8,807,772
Mitsubishi UFJ Financial Group, Inc.C	2,408,900	14,000,180
Mizuho Financial Group, Inc.C	1,215,680	14,774,451
Murata Manufacturing Co. Ltd.C	131,000	7,843,055

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

Japan - 15.34% (continued)

Common Stocks - 15.34% (continued)
Nexon Co. Ltd.C	335,859	$7,669,414
Nippon Television Holdings, Inc.C	116,800	1,120,842
Nissan Motor Co. Ltd.A B C	4,230,600	16,777,458
Olympus Corp.C	478,200	8,470,032
Sumitomo Mitsui Financial Group, Inc.C	766,500	23,074,373
Sumitomo Rubber Industries Ltd.C	730,700	6,323,786
Suzuken Co. Ltd.C	273,700	8,106,760
Suzuki Motor Corp.C	210,100	6,301,863
Taisei Corp.C	385,300	10,447,660
Takeda Pharmaceutical Co. Ltd.C	1,044,600	30,303,378
Toho Holdings Co. Ltd.B C	233,500	3,793,972
Yamaha Corp.C	211,300	8,110,696

Total Common Stocks		258,623,005

Total Japan (Cost $313,711,591)		258,623,005

Netherlands - 5.24%

Common Stocks - 5.24%
Aegon NVC	3,674,124	19,006,930
Akzo Nobel NVC	229,933	19,838,581
ING Groep NVC	854,338	7,995,068
Koninklijke Philips NVC	218,444	5,730,649
Shell PLCC	521,106	14,087,486
Universal Music Group NVC	392,790	9,087,358
Wolters Kluwer NVC	124,839	12,627,496

Total Common Stocks		88,373,568

Total Netherlands (Cost $78,524,782)		88,373,568

Norway - 0.87%

Common Stocks - 0.87%
Equinor ASAC	189,816	6,468,501
Telenor ASAC	582,667	8,221,472

Total Common Stocks		14,689,973

Total Norway (Cost $12,569,441)		14,689,973

Portugal - 0.46% (Cost $6,997,148)

Common Stocks - 0.46%
Galp Energia SGPS SAC	641,761	7,830,663

Republic of Korea - 2.10%

Common Stocks - 2.10%
Hana Financial Group, Inc.C	85,396	3,180,826
Osstem Implant Co. Ltd.	42,390	3,796,875
Samsung Electronics Co. Ltd.C	317,051	16,846,224
SK Hynix, Inc.C	132,506	11,544,286

Total Common Stocks		35,368,211

Total Republic of Korea (Cost $32,145,106)		35,368,211

Singapore - 0.66% (Cost $6,328,705)

Common Stocks - 0.66%
DBS Group Holdings Ltd.C	458,810	11,112,919

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

South Africa - 0.70% (Cost $11,220,503)

Common Stocks - 0.70%
Anglo American PLCC	267,666	$11,877,818

Spain - 3.84%

Common Stocks - 3.84%
Aena SME SAA C D	63,273	8,942,922
Amadeus IT Group SAA C	274,663	17,126,128
Banco Bilbao Vizcaya Argentaria SAC	1,619,964	8,524,160
CaixaBank SAC	2,431,184	7,758,449
Iberdrola SAC	314,145	3,589,334
Indra Sistemas SAA C	455,059	4,638,215
Industria de Diseno Textil SAC	380,719	7,983,661
Telefonica SAC	1,260,507	6,133,492

Total Common Stocks		64,696,361

Total Spain (Cost $64,775,095)		64,696,361

Sweden - 1.48%

Common Stocks - 1.48%
Electrolux AB, Class BC	470,611	7,181,314
Sandvik ABB C	493,727	9,283,516
Swedbank AB, Class AC	540,229	8,524,779

Total Common Stocks		24,989,609

Total Sweden (Cost $28,084,103)		24,989,609

Switzerland - 5.85%

Common Stocks - 5.85%
ABB Ltd.C	382,837	11,467,982
Credit Suisse Group AGC	3,100,090	20,964,282
Novartis AGC	358,966	31,756,797
Roche Holding AGC	63,514	23,523,468
Zurich Insurance Group AGC	23,855	10,850,132

Total Common Stocks		98,562,661

Total Switzerland (Cost $110,114,418)		98,562,661

United Kingdom - 18.53%

Common Stocks - 18.53%
3i Group PLCC	457,771	7,469,601
ASOS PLCA C	439,946	7,625,559
AstraZeneca PLCC	109,560	14,554,155
AstraZeneca PLC, ADR	443,828	29,470,179
Balfour Beatty PLCC	462,304	1,393,352
Barclays PLCC	18,707,128	34,182,039
BP PLCC	2,727,848	13,318,982
British American Tobacco PLCC	208,776	8,798,463
Capita PLCA C	3,019,838	891,328
Compass Group PLCC	866,316	18,247,727
Imperial Brands PLCC	556,427	11,615,533
Prudential PLCC	1,601,665	19,909,427
Reckitt Benckiser Group PLCC	158,974	12,401,831
RELX PLCB C	911,392	27,219,121
RELX PLCC	190,637	5,683,483
Rolls-Royce Holdings PLCA C	18,060,304	18,442,308
Smith & Nephew PLCC	470,152	7,606,381
Standard Chartered PLCC	1,297,899	8,891,442
Taylor Wimpey PLCC	10,834,100	17,014,180
Tesco PLCC	1,483,832	5,040,821

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

United Kingdom - 18.53% (continued)

Common Stocks - 18.53% (continued)
Unilever PLCC	477,407	$22,174,614
WH Smith PLCA C	341,439	6,140,985
WPP PLCC	1,158,424	14,368,229

Total Common Stocks		312,459,740

Total United Kingdom (Cost $328,250,694)		312,459,740

United States - 3.92%

Common Stocks - 3.92%
Aon PLC, Class A	57,045	16,428,389
BRP, Inc.B	59,258	4,800,514
Ferguson PLCC	56,715	7,152,527
GlaxoSmithKline PLCC	1,672,032	37,649,299

Total Common Stocks		66,030,729

Total United States (Cost $52,351,482)		66,030,729

SHORT-TERM INVESTMENTS - 5.01% (Cost $84,548,196)

Investment Companies - 5.01%
American Beacon U.S. Government Money Market Select Fund, 0.15%F G	84,548,196	84,548,196

SECURITIES LENDING COLLATERAL - 1.92% (Cost $32,391,408)

Investment Companies - 1.92%
American Beacon U.S. Government Money Market Select Fund, 0.15%F G	32,391,408	32,391,408

TOTAL INVESTMENTS - 101.30% (Cost $1,790,250,623)		1,708,023,881
LIABILITIES, NET OF OTHER ASSETS - (1.30%)		(22,002,340)

TOTAL NET ASSETS - 100.00%		$1,686,021,541

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,463,491,098 or 86.80% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $19,028,044 or 1.13% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	866	June 2022	$91,095,066	$86,452,780	$(4,642,286)

			$91,095,066	$86,452,780	$(4,642,286)

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

Index Abbreviations:
ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$5,624,059	$-	$-	$5,624,059
Canada	47,460,816	-	-	47,460,816
China/Hong Kong	-	56,128,464	-	56,128,464
Denmark	-	13,691,324	-	13,691,324
Finland	-	12,455,082	-	12,455,082
France	-	226,693,729	-	226,693,729
Germany	-	139,900,177	-	139,900,177
Ireland	20,012,347	-	-	20,012,347
Israel	-	10,313,535	-	10,313,535
Italy	-	49,898,692	-	49,898,692
Japan	-	258,623,005	-	258,623,005
Netherlands	-	88,373,568	-	88,373,568
Norway	-	14,689,973	-	14,689,973
Portugal	-	7,830,663	-	7,830,663
Republic of Korea	3,796,875	31,571,336	-	35,368,211
Singapore	-	11,112,919	-	11,112,919
South Africa	-	11,877,818	-	11,877,818
Spain	-	64,696,361	-	64,696,361
Sweden	-	24,989,609	-	24,989,609
Switzerland	-	98,562,661	-	98,562,661
United Kingdom	29,470,179	282,989,561	-	312,459,740
Foreign Preferred Stocks
Germany	-	14,290,795	-	14,290,795
Common Stocks
United States	21,228,903	44,801,826	-	66,030,729
Short-Term Investments	84,548,196	-	-	84,548,196
Securities Lending Collateral	32,391,408	-	-	32,391,408

Total Investments in Securities - Assets	$244,532,783	$1,463,491,098	$-	$1,708,023,881

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,642,286)	$-	$-	$(4,642,286)

Total Financial Derivative Instruments - Liabilities	$(4,642,286)	$-	$-	$(4,642,286)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

Australia - 2.59% (Cost $4,178,140)

Common Stocks - 2.59%
BHP Group Ltd., ADR	99,200	$6,644,416

Belgium - 2.55% (Cost $5,796,765)

Common Stocks - 2.55%
Groupe Bruxelles Lambert SAA	69,312	6,549,332

Canada - 1.66% (Cost $1,688,638)

Common Stocks - 1.66%
Nutrien Ltd.	43,450	4,268,963

China/Hong Kong - 1.36% (Cost $4,426,212)

Common Stocks - 1.36%
Swire Pacific Ltd., Class AA	612,500	3,490,503

France - 17.92%

Common Stocks - 17.92%
Accor SAA B	131,400	4,270,679
Bollore SEA	1,457,300	6,767,367
Bureau Veritas SAA	285,298	8,175,487
EssilorLuxottica SAA	49,901	8,465,541
JCDecaux SAA B	109,241	2,299,651
LVMH Moet Hennessy Louis Vuitton SEA	4,000	2,559,583
Orpea SAA	69,600	2,470,757
SanofiA C	69,800	7,346,524
Vivendi SEA C	323,300	3,707,151

Total Common Stocks		46,062,740

Total France (Cost $46,827,836)		46,062,740

Germany - 15.02%

Common Stocks - 13.15%
adidas AGA	18,200	3,706,945
Duerr AGA	135,200	3,550,096
GEA Group AGA	77,864	3,058,912
Infineon Technologies AGA	204,500	5,916,257
KION Group AGA	38,700	2,182,532
SAP SEA	36,600	3,775,036
Siemens AG, ADR	79,300	4,842,851
Software AGA	120,600	3,744,921
Stroeer SE & Co. KGaAA	50,269	3,027,247

Total Common Stocks		33,804,797

Preferred Stocks - 1.87%
Henkel AG & Co. KGaAA D	74,400	4,810,518

Total Germany (Cost $39,326,475)		38,615,315

Ireland - 2.05% (Cost $4,127,428)

Common Stocks - 2.05%
CRH PLCA	133,100	5,279,777

Japan - 19.48%

Common Stocks - 19.48%
Amano Corp.A	267,403	5,152,776
Asahi Group Holdings Ltd.A	207,500	7,747,515
FANUC Corp.A	40,100	6,202,087

See accompanying notes

14

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

Japan - 19.48% (continued)

Common Stocks - 19.48% (continued)
Hitachi Ltd.A	145,768	$6,787,888
Hoya Corp.A	24,300	2,420,991
Makita Corp.A	83,900	2,492,727
Rohm Co. Ltd.A	58,000	4,082,810
Sony Group Corp., ADR	74,900	6,445,145
TBS Holdings, Inc.A	317,800	4,170,036
Toyota Industries Corp.A	76,500	4,572,037

Total Common Stocks		50,074,012

Total Japan (Cost $47,471,479)		50,074,012

Mexico - 3.24%

Common Stocks - 3.24%
Fomento Economico Mexicano SAB de CV, ADR	58,400	4,364,816
Grupo Televisa SAB, ADR	428,700	3,956,901

Total Common Stocks		8,321,717

Total Mexico (Cost $7,539,986)		8,321,717

Republic of Korea - 2.94% (Cost $4,823,069)

Preferred Stocks - 2.94%
Samsung Electronics Co. Ltd.A D	161,800	7,555,820

Spain - 4.04%

Common Stocks - 4.04%
Applus Services SAA	467,600	3,652,025
Cellnex Telecom SAA E	60,100	2,809,228
Industria de Diseno Textil SAA	187,200	3,925,576

Total Common Stocks		10,386,829

Total Spain (Cost $13,090,508)		10,386,829

Switzerland - 7.86%

Common Stocks - 7.86%
Alcon, Inc.C	85,900	6,116,939
Novartis AG, ADR	71,200	6,267,736
UBS Group AGB C	464,460	7,821,506

Total Common Stocks		20,206,181

Total Switzerland (Cost $15,998,763)		20,206,181

Taiwan - 1.40% (Cost $2,654,039)

Common Stocks - 1.40%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,700	3,596,391

United Kingdom - 13.72%

Common Stocks - 13.72%
BP PLC, ADR	277,000	7,955,440
Diageo PLC, ADR	42,900	8,523,372
IMI PLCA	199,600	3,358,976
Johnson Matthey PLCA	126,400	3,487,764
Smith & Nephew PLCA	368,800	5,966,652
Smiths Group PLCA	326,800	5,979,389

Total Common Stocks		35,271,593

Total United Kingdom (Cost $31,349,594)		35,271,593

See accompanying notes

15

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

United States - 1.84% (Cost $6,052,521)

Common Stocks - 1.84%
Clarivate PLCB C	301,500	$4,727,520

SHORT-TERM INVESTMENTS - 1.49% (Cost $3,837,185)

Investment Companies - 1.49%
American Beacon U.S. Government Money Market Select Fund, 0.15%F G	3,837,185	3,837,185

SECURITIES LENDING COLLATERAL - 2.06% (Cost $5,297,965)

Investment Companies - 2.06%
American Beacon U.S. Government Money Market Select Fund, 0.15%F G	5,297,965	5,297,965

TOTAL INVESTMENTS - 101.22% (Cost $244,486,603)		260,186,259
LIABILITIES, NET OF OTHER ASSETS - (1.22%)		(3,143,369)

TOTAL NET ASSETS - 100.00%		$257,042,890

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $175,519,113 or 68.28% of net assets.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

D A type of Preferred Stock that has no maturity date.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,809,228 or 1.09% of net assets. The Fund has no right to demand registration of these securities.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

16

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$6,644,416	$-	$-	$6,644,416
Belgium	-	6,549,332	-	6,549,332
Canada	4,268,963	-	-	4,268,963
China/Hong Kong	-	3,490,503	-	3,490,503
France	-	46,062,740	-	46,062,740
Germany	4,842,851	28,961,946	-	33,804,797
Ireland	-	5,279,777	-	5,279,777
Japan	6,445,145	43,628,867	-	50,074,012
Mexico	8,321,717	-	-	8,321,717
Spain	-	10,386,829	-	10,386,829
Switzerland	20,206,181	-	-	20,206,181
Taiwan	3,596,391	-	-	3,596,391
United Kingdom	16,478,812	18,792,781	-	35,271,593
Foreign Preferred Stocks
Germany	-	4,810,518	-	4,810,518
Republic of Korea	-	7,555,820	-	7,555,820
Common Stocks
United States	4,727,520	-	-	4,727,520
Short-Term Investments	3,837,185	-	-	3,837,185
Securities Lending Collateral	5,297,965	-	-	5,297,965

Total Investments in Securities - Assets	$84,667,146	$175,519,113	$-	$260,186,259

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$1,591,084,277	$251,051,109
Investments in affiliated securities, at fair value‡	116,939,604	9,135,150
Foreign currency, at fair value¤	310,561	73,257
Cash	1,974	-
Cash collateral held at broker for futures contracts	5,174,000	-
Dividends and interest receivable	7,059,061	1,091,204
Deposits with broker for futures contracts	3,474,195	-
Receivable for investments sold	5,523,101	725,472
Receivable for fund shares sold	2,190,409	296,855
Receivable for tax reclaims	4,126,880	1,933,824
Receivable for expense reimbursement (Note 2)	5,487	130
Prepaid expenses	75,443	31,803

Total assets	1,735,964,992	264,338,804

Liabilities:
Payable for investments purchased	8,312,563	1,466,206
Payable for fund shares redeemed	2,078,906	206,200
Management and sub-advisory fees payable (Note 2)	1,805,269	143,108
Service fees payable (Note 2)	43,658	15,964
Transfer agent fees payable (Note 2)	68,334	14,355
Payable upon return of securities loaned (Note 9)§	32,391,408	5,297,965
Custody and fund accounting fees payable	371,509	60,043
Professional fees payable	4,418	40,023
Trustee fees payable (Note 2)	11,442	1,414
Payable for prospectus and shareholder reports	190,078	26,152
Payable for variation margin from open futures contracts (Note 5)	4,640,319	-
Other liabilities	25,547	24,484

Total liabilities	49,943,451	7,295,914

Net assets	$1,686,021,541	$257,042,890

Analysis of net assets:
Paid-in-capital	$1,724,158,069	$248,828,619
Total distributable earnings (deficits)A	(38,136,528)	8,214,271

Net assets	$1,686,021,541	$257,042,890

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	65,816,825		1,049,087

Y Class	7,991,906		7,948,562

Investor Class	6,204,108		7,430,194

Advisor Class	900,709		N/A

A Class	532,120		N/A

C Class	239,285		N/A

R6 Class	22,221,645		N/A

Net assets:
R5 Class	$1,063,844,481		$16,388,041

Y Class	$135,731,966		$124,071,944

Investor Class	$99,373,483		$116,582,905

Advisor Class	$14,904,797	$	N/A

A Class	$8,509,067	$	N/A

C Class	$3,678,193	$	N/A

R6 Class	$359,979,554	$	N/A

Net asset value, offering and redemption price per share:
R5 Class	$16.16		$15.62

Y Class	$16.98		$15.61

Investor Class	$16.02		$15.69

Advisor Class	$16.55	$	N/A

A Class	$15.99	$	N/A

A Class (offering price)	$16.97	$	N/A

C Class	$15.37	$	N/A

R6 Class	$16.20	$	N/A

† Cost of investments in unaffiliated securities	$1,673,311,019		$235,351,453
‡ Cost of investments in affiliated securities	$116,939,604		$9,135,150
§ Fair value of securities on loan	$62,832,831		$25,246,275
¤ Cost of foreign currency	$322,670		$73,014

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2022 (Unaudited)

	International Equity Fund		Tocqueville International Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$28,646,982	A	$3,057,611
Dividend income from affiliated securities (Note 2)	14,524		891
Interest income	16,835		-
Income derived from securities lending (Note 9)	131,485		29,185
Other income	548		-

Total investment income	28,810,374		3,087,687

Expenses:
Management and sub-advisory fees (Note 2)	5,844,874		1,192,566
Transfer agent fees:
R5 Class (Note 2)	176,109		3,932
Y Class (Note 2)	98,741		81,680
Investor Class	10,203		4,878
Advisor Class	820		-
A Class	1,761		-
C Class	1,376		-
R6 Class	13,686		-
Custody and fund accounting fees	382,426		50,484
Professional fees	257,219		48,746
Registration fees and expenses	67,815		26,241
Service fees (Note 2):
Investor Class	201,348		233,556
Advisor Class	21,155		-
A Class	7,111		-
C Class	2,161		-
Distribution fees (Note 2):
Advisor Class	21,295		-
A Class	11,484		-
C Class	19,978		-
Prospectus and shareholder report expenses	173,506		967
Trustee fees (Note 2)	72,654		11,811
Loan expense (Note 10)	2,065		2,669
Other expenses	82,950		11,540

Total expenses	7,470,737		1,669,070

Net fees waived and expenses (reimbursed) (Note 2)	(59,936)		(243)

Net expenses	7,410,801		1,668,827

Net investment income	21,399,573		1,418,860

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	71,344,815		7,618,486
Commission recapture (Note 1)	2,170		-
Foreign currency transactions	(350,652)		(269,661)
Futures contracts	(5,081,565)		-
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesC	(303,467,641)		(65,561,617)
Foreign currency transactions	(598,285)		(149,577)
Futures contracts	(5,853,764)		-

Net (loss) from investments	(244,004,922)		(58,362,369)

Net (decrease) in net assets resulting from operations	$(222,605,349)		$(56,943,509)

† Foreign taxes	$2,836,479		$275,669

A Includes significant dividends of $4,379,929.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets

	International Equity Fund		Tocqueville International Value Fund
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$21,399,573	$55,622,269	$1,418,860	$11,431,934
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	65,914,768	301,438,095	7,348,825	33,234,296
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(309,919,690)	446,603,032	(65,711,194)	41,808,262

Net increase (decrease) in net assets resulting from operations	(222,605,349)	803,663,396	(56,943,509)	86,474,492

Distributions to shareholders:
Total retained earnings:
R5 Class	(128,782,324)	(19,243,533)	(826,787)	(153,791)
Y Class	(21,034,641)	(12,813,335)	(7,166,939)	(658,999)
Investor Class	(11,784,591)	(1,252,478)	(5,498,436)	(746,996)
Advisor Class	(1,694,524)	(149,763)	-	-
A Class	(912,492)	(146,453)	-	-
C Class	(383,590)	(25,086)	-	-
R6 Class	(39,116,826)	(6,209,328)	-	-

Net distributions to shareholders	(203,708,988)	(39,839,976)	(13,492,162)	(1,559,786)

Capital share transactions (Note 11):
Proceeds from sales of shares	259,699,951	672,415,177	49,669,714	73,601,571
Reinvestment of dividends and distributions	198,403,571	38,609,524	12,016,355	1,341,676
Cost of shares redeemed	(466,592,294)	(1,398,901,051)	(96,232,092)	(153,630,756)

Net (decrease) in net assets from capital share transactions	(8,488,772)	(687,876,350)	(34,546,023)	(78,687,509)

Net increase (decrease) in net assets	(434,803,109)	75,947,070	(104,981,694)	6,227,197

Net assets:
Beginning of period	2,120,824,650	2,044,877,580	362,024,584	355,797,387

End of period	$1,686,021,541	$2,120,824,650	$257,042,890	$362,024,584

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2022, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The International Equity Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

Tocqueville International Value Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon Tocqueville International Value Fund, and the Manager have entered into an Investment Advisory Agreement with Tocqueville Asset Management LP (“Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2022 were as follows:

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,382,694
Sub-Advisor Fees	0.26%	2,462,180

Total	0.61%	$5,844,874

Tocqueville International Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$558,259
Sub-Advisor Fees	0.40%	634,307

Total	0.75%	$1,192,566

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2022, the Manager received securities lending fees of $19,861 and $3,304 for the securities lending activities of International Equity Fund and Tocqueville International Value Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$241,533
Tocqueville International Value	80,985

As of April 30, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$51,672
Tocqueville International Value	10,981

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2022 Fair Value
U.S. Government Money Market Select	Direct	International Equity	$84,548,196	$-	$-	$14,524	$84,548,196
U.S. Government Money Market Select	Securities Lending	International Equity	32,391,408	-	-	N/A	32,391,408
U.S. Government Money Market Select	Direct	Tocqueville International Value	3,837,185	-	-	891	3,837,185
U.S. Government Money Market Select	Securities Lending	Tocqueville International Value	5,297,965	-	-	N/A	5,297,965

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2022, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
International Equity	$35,926	$2,179	$38,105
Tocqueville International Value	1,971	1,815	3,786

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2022, the International Equity Fund did not utilize the credit facility and the Tocqueville International Value Fund borrowed on average $6,421,001 for 11 days at an average interest rate of 0.95% with interest charges of $1,709. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 Class of the International Equity Fund and the R5 and Y Classes of the Tocqueville International Value Fund, through February 28, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended April 30, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/2021 - 2/28/2022	3/1/2022 - 4/30/22	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
International Equity	R6	0.69%	0.69%	$59,936	$-		2024-2025
Tocqueville International Value	R5	0.89%	0.89%	243	(564	)*	2024-2025

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $5,487 and $130 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2022 for the International Equity Fund and Tocqueville International Value Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

2025. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$-	$67,214	$-	2022-2023
International Equity	-	54,858	-	2023-2024
Tocqueville International Value	564	2,494	-	2022-2023
Tocqueville International Value	-	2,785	-	2023-2024

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2022, RID collected $240 for International Equity Fund from the sale of A Class Shares. The Tocqueville International Value Fund does not offer A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2022, there were no CDSC fees collected for the A Class of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2022, CDSC fees of $77 were collected for the C Class Shares of International Equity Fund. The Tocqueville International Value Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and

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listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities

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held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2022 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by

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the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances, to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2022, the Tocqueville International Value Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2022
Fund	Purchased Contracts	Sold Contracts
Tocqueville International Value	$-	$31,057

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2022, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

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The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2022
International Equity	637

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(4,642,286)	$(4,642,286)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(5,081,565)	$(5,081,565)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(5,853,764)	$(5,853,764)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2022.

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$4,642,286

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$4,642,286

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(4,642,286)

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$32,391,408	$-	$-	$-	$32,391,408

Total Borrowings	$32,391,408	$-	$-	$-	$32,391,408

Gross amount of recognized liabilities for securities lending transactions					$32,391,408

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Tocqueville International Value Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,297,965	$-	$-	$-	$5,297,965

Total Borrowings	$5,297,965	$-	$-	$-	$5,297,965

Gross amount of recognized liabilities for securities lending transactions					$5,297,965

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or

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may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of

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Notes to Financial Statements

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an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

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Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or has exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be

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reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

41

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity	$1,822,276,810	$153,655,003	$(268,526,774)	$(114,871,771)
Tocqueville International Value	248,513,932	37,384,516	(25,842,201)	11,542,315

43

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$-	$-
Tocqueville International Value	-	12,379,528

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
International Equity	$305,475,238	$514,175,389
Tocqueville International Value	38,986,016	87,637,190

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2022 were as follows:

Fund	Type of Transaction	October 31, 2021 Shares/Fair Value	Purchases	Sales	April 30, 2022 Shares/Fair Value
International Equity	Direct	$59,062,485	$590,370,882	$564,885,171	$84,548,196
International Equity	Securities Lending	7,655,136	75,375,988	50,639,716	32,391,408
Tocqueville International Value	Direct	2,625,986	47,865,643	46,654,444	3,837,185
Tocqueville International Value	Securities Lending	6,038,135	29,706,688	30,446,858	5,297,965

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

44

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
International Equity	$62,832,831	$32,391,408	$33,584,796	$65,976,204
Tocqueville International Value	25,246,275	5,297,965	21,342,352	26,640,317

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

45

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Funds did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	8,259,604	$148,280,342	15,909,693	$311,036,157
Reinvestment of dividends	7,050,991	125,789,676	1,023,705	18,293,611
Shares redeemed	(14,975,420)	(270,666,333)	(17,231,226)	(332,477,857)

Net increase (decrease) in shares outstanding	335,175	$3,403,685	(297,828)	$(3,148,089)

	Y Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	790,563	$15,035,022	7,224,999	$139,099,126
Reinvestment of dividends	1,105,863	20,734,939	680,368	12,695,662
Shares redeemed	(4,935,899)	(94,334,222)	(39,792,200)	(820,191,598)

Net (decrease) in shares outstanding	(3,039,473)	$(58,564,261)	(31,886,833)	$(668,396,810)

	Investor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	315,463	$5,587,681	3,622,542	$70,802,228
Reinvestment of dividends	648,703	11,482,044	68,848	1,222,060
Shares redeemed	(1,060,766)	(18,936,922)	(3,760,379)	(71,763,443)

Net increase (decrease) in shares outstanding	(96,600)	$(1,867,197)	(68,989)	$260,845

	Advisor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	73,736	$1,370,661	124,326	$2,477,618
Reinvestment of dividends	92,552	1,693,701	8,194	149,699
Shares redeemed	(171,908)	(3,185,412)	(322,694)	(6,341,507)

Net (decrease) in shares outstanding	(5,620)	$(121,050)	(190,174)	$(3,714,190)

46

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	A Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	109,932	$1,936,375	166,073	$3,203,132
Reinvestment of dividends	51,330	907,507	8,158	144,484
Shares redeemed	(128,640)	(2,333,345)	(328,406)	(6,319,853)

Net increase (decrease) in shares outstanding	32,622	$510,537	(154,175)	$(2,972,237)

	C Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	27,380	$459,467	46,799	$859,477
Reinvestment of dividends	22,248	379,100	1,411	24,166
Shares redeemed	(34,339)	(592,330)	(69,515)	(1,302,164)

Net increase (decrease) in shares outstanding	15,289	$246,237	(21,305)	$(418,521)

	R6 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	4,898,434	$87,030,403	7,429,933	$144,937,439
Reinvestment of dividends	2,092,651	37,416,604	339,656	6,079,842
Shares redeemed	(4,317,693)	(76,543,730)	(8,191,850)	(160,504,629)

Net increase (decrease) in shares outstanding	2,673,392	$47,903,277	(422,261)	$(9,487,348)

	R5 Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	132,920	$2,501,949	165,473	$3,170,509
Reinvestment of dividends	44,403	826,787	8,607	153,726
Shares redeemed	(197,372)	(3,347,513)	(409,748)	(7,842,762)

Net (decrease) in shares outstanding	(20,049)	$(18,777)	(235,668)	$(4,518,527)

	Y Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,929,128	$36,754,136	2,865,875	$56,537,915
Reinvestment of dividends	326,946	6,084,469	26,969	481,673
Shares redeemed	(2,536,690)	(44,149,455)	(3,442,561)	(62,946,165)

Net (decrease) in shares outstanding	(280,616)	$(1,310,850)	(549,717)	$(5,926,577)

	Investor Class
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	564,600	$10,413,629	714,528	$13,893,147
Reinvestment of dividends	272,709	5,105,099	39,369	706,277
Shares redeemed	(2,611,764)	(48,735,124)	(4,296,803)	(82,841,829)

Net (decrease) in shares outstanding	(1,774,455)	$(33,216,396)	(3,542,906)	$(68,242,405)

47

American Beacon FundsSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

48

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020B	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.31		$14.73		$18.06	$18.71	$20.88	$17.41

Income (loss) from investment operations:
Net investment income	0.22	C	0.45	D	0.36	0.55	0.44	0.39
Net gains (losses) on investments (both realized and unrealized)	(2.38)		5.43		(3.15)	0.34	(1.95)	3.51

Total income (loss) from investment operations	(2.16)		5.88		(2.79)	0.89	(1.51)	3.90

Less distributions:
Dividends from net investment income	(0.65)		(0.30)		(0.54)	(0.40)	(0.35)	(0.43)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.99)		(0.30)		(0.54)	(1.54)	(0.66)	(0.43)

Net asset value, end of period	$16.16		$20.31		$14.73	$18.06	$18.71	$20.88

Total returnE	(11.57	)%F	40.18%		(16.04)%	5.94%	(7.55)%	22.94%

Ratios and supplemental data:
Net assets, end of period	$1,063,844,481		$1,329,626,349		$968,859,543	$1,499,867,401	$1,613,462,237	$1,644,165,106
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%G	0.73%		0.72%	0.73%	0.73%	0.73%
Expenses, net of reimbursements and/or recoupments	0.74	%G	0.73%		0.72%	0.73%	0.73%	0.73%
Net investment income, before expense reimbursements and/or recoupments	2.25	%C G	2.31	%D	1.83%	2.93%	2.17%	2.01%
Net investment income, net of reimbursements and/or recoupments	2.25	%C G	2.31	%D	1.83%	2.93%	2.17%	2.01%
Portfolio turnover rate	17	%F	41%		77%	36%	29%	32%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0407.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$21.18		$15.36		$18.81	$19.42	$21.64	$18.03

Income (loss) from investment operations:
Net investment income	0.78	B	1.83	C	0.36	0.54	0.46	0.38
Net gains (losses) on investments (both realized and unrealized)	(3.04)		4.27		(3.28)	0.37	(2.04)	3.65

Total income (loss) from investment operations	(2.26)		6.10		(2.92)	0.91	(1.58)	4.03

Less distributions:
Dividends from net investment income	(0.60)		(0.28)		(0.53)	(0.38)	(0.33)	(0.42)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.94)		(0.28)		(0.53)	(1.52)	(0.64)	(0.42)

Net asset value, end of period	$16.98		$21.18		$15.36	$18.81	$19.42	$21.64

Total returnD	(11.56	)%E	39.99%		(16.09)%	5.83%	(7.58)%	22.84%

Ratios and supplemental data:
Net assets, end of period	$135,731,966		$233,692,916		$659,159,857	$896,442,437	$904,847,058	$1,029,629,647
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83	%F	0.79%		0.80%	0.80%	0.80%	0.80%
Expenses, net of reimbursements and/or recoupments	0.83	%F	0.79%		0.80%	0.80%	0.80%	0.80%
Net investment income, before expense reimbursements and/or recoupments	2.03	%B F	2.01	%C	1.77%	2.87%	2.10%	1.95%
Net investment income, net of reimbursements and/or recoupments	2.03	%B F	2.01	%C	1.77%	2.87%	2.10%	1.95%
Portfolio turnover rate	17	%E	41%		77%	36%	29%	32%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0513.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.11		$14.57		$17.87	$18.52	$20.67	$17.24

Income (loss) from investment operations:
Net investment income	0.19	B	0.38	C	0.40	0.49	0.41	0.35
Net gains (losses) on investments (both realized and unrealized)	(2.35)		5.38		(3.22)	0.33	(1.97)	3.45

Total income (loss) from investment operations	(2.16)		5.76		(2.82)	0.82	(1.56)	3.80

Less distributions:
Dividends from net investment income	(0.59)		(0.22)		(0.48)	(0.33)	(0.28)	(0.37)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.93)		(0.22)		(0.48)	(1.47)	(0.59)	(0.37)

Net asset value, end of period	$16.02		$20.11		$14.57	$17.87	$18.52	$20.67

Total returnD	(11.67	)%E	39.72%		(16.33)%	5.55%	(7.86)%	22.50%

Ratios and supplemental data:
Net assets, end of period	$99,373,483		$126,691,864		$92,817,287	$221,043,036	$250,804,403	$316,589,769
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%F	1.06%		1.07%	1.05%	1.06%	1.07%
Expenses, net of reimbursements and/or recoupments	1.09	%F	1.06%		1.07%	1.05%	1.06%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.91	%B F	1.98	%C	1.35%	2.59%	1.83%	1.69%
Net investment income, net of reimbursements and/or recoupments	1.91	%B F	1.98	%C	1.35%	2.59%	1.83%	1.69%
Portfolio turnover rate	17	%E	41%		77%	36%	29%	32%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0405.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

51

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.68		$14.94		$18.31	$18.93	$21.15	$17.62

Income (loss) from investment operations:
Net investment income	0.17	B	0.41	C	0.37	0.43	0.36	0.23
Net gains (losses) on investments (both realized and unrealized)	(2.41)		5.48		(3.29)	0.39	(1.99)	3.64

Total income (loss) from investment operations	(2.24)		5.89		(2.92)	0.82	(1.63)	3.87

Less distributions:
Dividends from net investment income	(0.55)		(0.15)		(0.45)	(0.30)	(0.28)	(0.34)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.89)		(0.15)		(0.45)	(1.44)	(0.59)	(0.34)

Net asset value, end of period	$16.55		$20.68		$14.94	$18.31	$18.93	$21.15

Total returnD	(11.71	)%E	39.53%		(16.43)%	5.38%	(7.99)%	22.38%

Ratios and supplemental data:
Net assets, end of period	$14,904,797		$18,745,607		$16,387,094	$45,797,068	$48,571,916	$55,715,606
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%F	1.20%		1.20%	1.20%	1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.22	%F	1.20%		1.20%	1.20%	1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.76	%B F	1.79	%C	1.34%	2.40%	1.70%	1.51%
Net investment income, net of reimbursements and/or recoupments	1.76	%B F	1.79	%C	1.34%	2.40%	1.70%	1.51%
Portfolio turnover rate	17	%E	41%		77%	36%	29%	32%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0414.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

52

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.06		$14.55		$17.85	$18.50	$20.63	$17.23

Income (loss) from investment operations:
Net investment income	0.20	B	0.36	C	0.21	0.45	0.38	0.30
Net gains (losses) on investments (both realized and unrealized)	(2.37)		5.38		(3.04)	0.36	(1.95)	3.48

Total income (loss) from investment operations	(2.17)		5.74		(2.83)	0.81	(1.57)	3.78

Less distributions:
Dividends from net investment income	(0.56)		(0.23)		(0.47)	(0.32)	(0.25)	(0.38)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.90)		(0.23)		(0.47)	(1.46)	(0.56)	(0.38)

Net asset value, end of period	$15.99		$20.06		$14.55	$17.85	$18.50	$20.63

Total returnD	(11.73	)%E	39.65%		(16.37)%	5.46%	(7.89)%	22.43%

Ratios and supplemental data:
Net assets, end of period	$8,509,067		$10,017,801		$9,512,972	$13,973,709	$14,141,551	$17,829,657
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%F	1.13%		1.13%	1.15%	1.08%	1.12%
Expenses, net of reimbursements and/or recoupments	1.16	%F	1.13%		1.13%	1.15%	1.08%	1.12%
Net investment income, before expense reimbursements and/or recoupments	1.89	%B F	1.83	%C	1.35%	2.50%	1.80%	1.65%
Net investment income, net of reimbursements and/or recoupments	1.89	%B F	1.83	%C	1.35%	2.50%	1.80%	1.65%
Portfolio turnover rate	17	%E	41%		77%	36%	29%	32%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0398.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

53

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$19.27		$13.99		$17.18	$17.84	$19.93	$16.73

Income (loss) from investment operations:
Net investment income	0.14	B	0.19	C	0.01	0.29	0.22	0.17
Net gains (losses) on investments (both realized and unrealized)	(2.28)		5.19		(2.86)	0.37	(1.87)	3.36

Total income (loss) from investment operations	(2.14)		5.38		(2.85)	0.66	(1.65)	3.53

Less distributions:
Dividends from net investment income	(0.42)		(0.10)		(0.34)	(0.18)	(0.13)	(0.33)
Distributions from net realized gains	(1.34)		-		-	(1.14)	(0.31)	-

Total distributions	(1.76)		(0.10)		(0.34)	(1.32)	(0.44)	(0.33)

Net asset value, end of period	$15.37		$19.27		$13.99	$17.18	$17.84	$19.93

Total returnD	(12.02	)%E	38.56%		(16.98)%	4.69%	(8.52)%	21.50%

Ratios and supplemental data:
Net assets, end of period	$3,678,193		$4,317,179		$3,431,934	$6,174,460	$6,625,329	$7,622,425
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89	%F	1.86%		1.86%	1.87%	1.81%	1.88%
Expenses, net of reimbursements and/or recoupments	1.89	%F	1.86%		1.86%	1.87%	1.81%	1.88%
Net investment income, before expense reimbursements and/or recoupments	1.15	%B F	1.14	%C	0.61%	1.73%	1.08%	0.96%
Net investment income, net of reimbursements and/or recoupments	1.15	%B F	1.14	%C	0.61%	1.73%	1.08%	0.96%
Portfolio turnover rate	17	%E	41%		77%	36%	29%	32%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0387.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

54

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,					February 28, 2017B to October 31,
	2022		2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.35		$14.76		$18.08	$18.73	$20.89	$17.80

Income (loss)from investment operations:
Net investment income	0.26	C	0.45	D	0.39	0.51	0.39	0.08
Net gains (losses) on investments (both realized and unrealized)	(2.41)		5.44		(3.16)	0.39	(1.88)	3.01

Total income (loss) from investment operations	(2.15)		5.89		(2.77)	0.90	(1.49)	3.09

Less distributions:
Dividends from net investment income	(0.66)		(0.30)		(0.55)	(0.41)	(0.36)	–
Distributions from net realized gains	(1.34)		–		–	(1.14)	(0.31)	–

Total distributions	(2.00)		(0.30)		(0.55)	(1.55)	(0.67)	–

Net asset value, end of period	$16.20		$20.35		$14.76	$18.08	$18.73	$20.89

Total returnE	(11.51	)%F	40.20%		(15.93)%	5.98%	(7.47)%	17.36	%F

Ratios and supplemental data:
Net assets, end of period	$359,979,554		$397,732,934		$294,708,893	$179,802,437	$48,725,523	$6,367,999
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%G	0.71%		0.72%	0.70%	0.70%	0.89	%G
Expenses, net of reimbursements and/or recoupments	0.69	%G	0.70	%H	0.69%	0.66%	0.66%	0.66	%G
Net investment income, before expense reimbursements and/or recoupments	2.33	%C G	2.30	%D	1.88%	3.09%	2.11%	1.63	%G
Net investment income, net of reimbursements and/or recoupments	2.36	%C G	2.31	%D	1.91%	3.13%	2.15%	1.85	%G
Portfolio turnover rate	17	%F	41%		77%	36%	29%	32	%I

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Commencement of operations.
C	Net investment income includes a significant dividend payment from Mercedes-Benz Group AG amounting to $0.0391.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

55

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,			January 22, 2019B to October 31,
	2022		2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$19.56		$15.58		$15.65	$14.78

Income (loss) from investment operations:
Net investment income	0.08		0.60	C	0.03	0.21
Net gains (losses) on investments (both realized and unrealized)	(3.26)		3.50		0.29	0.66

Total income (loss) from investment operations	(3.18)		4.10		0.32	0.87

Less distributions:
Dividends from net investment income	(0.76)		(0.12)		(0.39)	–

Total distributions	(0.76)		(0.12)		(0.39)	–

Net asset value, end of period	$15.62		$19.56		$15.58	$15.65

Total returnD	(16.86	)%E	26.38%		1.94%	5.89	%E

Ratios and supplemental data:
Net assets, end of period	$16,388,041		$20,907,091		$20,327,704	$37,138,368
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89	%F	0.92%		0.91%	0.93	%F
Expenses, net of reimbursements and/or recoupments	0.89	%F	0.91	%G	0.89%	0.89	%F
Net investment income, before expense reimbursements and/or recoupments	1.09	%F	3.14	%C	0.84%	2.18	%F
Net investment income, net of reimbursements and/or recoupments	1.09	%F	3.15	%C	0.86%	2.22	%F
Portfolio turnover rate	13	%E	34%		28%	35	%H

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

56

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,			January 22, 2019A to October 31,
	2022		2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$19.54		$15.56		$15.64	$14.78

Income (loss) from investment operations:
Net investment income	0.09	B	0.59	C	0.05	0.23
Net gains (losses) on investments (both realized and unrealized)	(3.26)		3.49		0.25	0.63

Total income (loss) from investment operations	(3.17)		4.08		0.30	0.86

Less distributions:
Dividends from net investment income	(0.76)		(0.10)		(0.38)	–

Total distributions	(0.76)		(0.10)		(0.38)	–

Net asset value, end of period	$15.61		$19.54		$15.56	$15.64

Total returnD	(16.86	)%E	26.25%		1.84%	5.82	%E

Ratios and supplemental data:
Net assets, end of period	$124,071,944		$160,793,226		$136,563,697	$229,275,205
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%F	0.98%		0.99%	0.98	%F
Expenses, net of reimbursements and/or recoupments	0.95	%F	0.98%		0.99%	0.98	%F
Net investment income, before expense reimbursements and/or recoupments	0.96	%F	3.40	%C	0.78%	2.10	%F
Net investment income, net of reimbursements and/or recoupments	0.96	%F	3.40	%C	0.78%	2.10	%F
Portfolio turnover rate	13	%E	34%		28%	35	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

57

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$19.59		$15.60		$15.61	$15.06	$17.58		$14.44

Income (loss) from investment operations:
Net investment income	0.27		0.76	A	0.25	0.40	0.24	B	0.14	B
Net gains (losses) on investments (both realized and unrealized)	(3.48)		3.29		0.01	0.34	(2.53)		3.23

Total income (loss) from investment operations	(3.21)		4.05		0.26	0.74	(2.29)		3.37

Less distributions:
Dividends from net investment income	(0.69)		(0.06)		(0.27)	(0.19)	(0.17)		(0.15)
Distributions from net realized gains	–		–		–	–	(0.06)		(0.08)

Total distributions	(0.69)		(0.06)		(0.27)	(0.19)	(0.23)		(0.23)

Net asset value, end of period	$15.69		$19.59		$15.60	$15.61	$15.06		$17.58

Total returnC	(16.96	)%D	26.01%		1.63%	5.03%	(13.20)%		23.70%

Ratios and supplemental data:
Net assets, end of period	$116,582,905		$180,324,267		$198,905,986	$355,423,059	$1,060,000,108		$1,120,993,795
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%E	1.20%		1.18%	1.29%	1.48%		1.53%
Expenses, net of reimbursements and/or recoupments	1.18	%E	1.20%		1.18%	1.18%	1.25%		1.25%
Net investment income, before expense reimbursements and/or recoupments	0.79	%E	2.81	%A	0.63%	1.42%	1.09%		0.73%
Net investment income, net of reimbursements and/or recoupments	0.79	%E	2.81	%A	0.63%	1.53%	1.32%		1.01%
Portfolio turnover rate	13	%D	34%		28%	35%	25%		22%

A	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
B	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

58

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59

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60

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

American Beacon® FUNDS

2022 SEMI-ANNUAL REPORT

April 30, 2022

LARGE CAP VALUE FUND

LCV 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “… to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned -5.84% for the six months ended April 30, 2022, underperforming the Russell 1000® Value Index (the “Index”) return of -3.94% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADEX	(5.72)%	0.06%	10.19%	9.54%	10.88%
Y Class (1,6)	ABLYX	(5.73)%	0.00%	10.12%	9.46%	10.80%
Investor Class (1,6)	AAGPX	(5.84)%	(0.25)%	9.83%	9.18%	10.50%
Advisor Class (1,6)	AVASX	(5.92)%	(0.39)%	9.69%	9.03%	10.35%
A Class without sales charge (1,2,6)	ALVAX	(5.80)%	(0.15)%	9.83%	9.17%	10.45%
A Class with sales charge (1,2,6)	ALVAX	(11.22)%	(5.90)%	7.68%	7.89%	9.79%
C Class without sales charge (1,3,6)	ALVCX	(6.20)%	(0.97)%	9.04%	8.42%	9.64%
C Class with sales charge (1,3,6)	ALVCX	(7.20)%	(1.97)%	9.04%	8.42%	9.64%
R6 Class (1,4,6)	AALRX	(5.69)%	0.10%	10.25%	9.59%	10.90%

Russell 1000® Value Index (5)		(3.94)%	1.32%	9.58%	9.06%	11.17%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	A Class shares have a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2018. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/20 through 2/28/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/20. A portion of the fees charged to the R6 Class of the Fund were waived from Class inception to 2020. Performance prior to waiving fees was lower than the actual returns shown for 2017 to 2020.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “ Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.63%, 0.69%, 0.98%, 1.10%, 0.96%, 1.68%, and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to both security selection and sector allocation for the six-month period.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Fund’s security selections in the Materials and Industrials sectors contributed the most to underperformance. In the Materials sector, International Flavors & Fragrances, Inc. (down 17.6%) and DuPont de Nemours, Inc. (down 13.8%) were large detractors. Positions in Stanley Black & Decker, Inc. (down 32.9%) and Vertiv Holdings Co. (down 48.9%) detracted from Fund returns in the Industrials sector. In contrast, security selections in the Information Technology sector contributed to relative performance. Within this sector, positions in Broadcom, Inc. (up 4.7%) and Fidelity National Information Services, Inc. (up 3.3%) boosted relative performance.

Sector allocation detracted from relative performance, led by an underweight to the Consumer Staples sector (up 11.4%) and an overweight to Financials sector (down 13.0%). However, the Fund’s overweight position in the Energy sector (up 34.0%) contributed to relative performance during the period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Anthem, Inc.		2.3
Wells Fargo & Co.		2.2
American International Group, Inc.		2.0
Citigroup, Inc.		1.9
Comcast Corp., Class A		1.8
Merck & Co., Inc.		1.6
Hess Corp.		1.6
Medtronic PLC		1.5
General Electric Co.		1.5
UnitedHealth Group, Inc.		1.4

Total Fund Holdings	161

Sector Allocation (% Equities)
Financials		22.9
Health Care		16.4
Industrials		14.1
Information Technology		10.3
Energy		9.3
Consumer Discretionary		6.8
Communication Services		6.0
Materials		5.0
Utilities		4.0
Consumer Staples		3.8
Real Estate		1.4

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021-4/30/2022*
R5 Class
Actual	$1,000.00	$942.80	$3.03
Hypothetical**	$1,000.00	$1,021.67	$3.16
Y Class
Actual	$1,000.00	$942.70	$3.32
Hypothetical**	$1,000.00	$1,021.37	$3.46
Investor Class
Actual	$1,000.00	$941.60	$4.57
Hypothetical**	$1,000.00	$1,020.08	$4.76
Advisor Class
Actual	$1,000.00	$940.80	$5.25
Hypothetical**	$1,000.00	$1,019.39	$5.46
A Class
Actual	$1,000.00	$941.60	$4.09
Hypothetical**	$1,000.00	$1,020.58	$4.26
C Class
Actual	$1,000.00	$938.00	$8.07
Hypothetical**	$1,000.00	$1,016.46	$8.40
R6 Class
Actual	$1,000.00	$943.10	$2.89
Hypothetical**	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.63%, 0.69%, 0.95%, 1.09%, 0.84%, 1.68%, and 0.60% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07%

Communication Services - 5.90%

Entertainment - 1.12%
Electronic Arts, Inc.A	148,866	$17,573,632
Warner Bros Discovery, Inc.A	1,226,400	22,259,160

		39,832,792

Interactive Media & Services - 0.87%
Alphabet, Inc., Class AA	13,500	30,809,565

Media - 3.07%
Altice USA, Inc., Class AA	863,181	8,010,320
Charter Communications, Inc., Class AA	20,395	8,739,053
Comcast Corp., Class A	1,647,680	65,511,757
News Corp., Class A	708,900	14,078,754
Omnicom Group, Inc.	78,078	5,944,078
Paramount Global, Class B	228,000	6,639,360

		108,923,322

Wireless Telecommunication Services - 0.84%
T-Mobile U.S., Inc.A	124,505	15,331,546
Vodafone Group PLC, ADR	956,350	14,526,956

		29,858,502

Total Communication Services		209,424,181

Consumer Discretionary - 6.64%

Auto Components - 1.05%
Adient PLCA	114,098	3,895,306
Aptiv PLCA	84,900	9,033,360
Goodyear Tire & Rubber Co.A	249,500	3,323,340
Magna International, Inc.	348,100	20,979,987

		37,231,993

Automobiles - 0.92%
General Motors Co.A	836,032	31,693,973
Harley-Davidson, Inc.	29,101	1,060,732

		32,754,705

Hotels, Restaurants & Leisure - 2.05%
Aramark	600,839	21,780,414
Booking Holdings, Inc.A	4,200	9,283,302
Las Vegas Sands Corp.A	814,106	28,843,775
Marriott International, Inc., Class AA	72,252	12,826,175

		72,733,666

Multiline Retail - 1.08%
Dollar General Corp.	162,061	38,494,349

Specialty Retail - 1.29%
Advance Auto Parts, Inc.	131,687	26,288,676
Lowe’s Cos., Inc.	97,867	19,351,242

		45,639,918

Textiles, Apparel & Luxury Goods - 0.25%
Ralph Lauren Corp.A	84,660	8,833,424

Total Consumer Discretionary		235,688,055

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07% (continued)

Consumer Staples - 3.73%

Beverages - 1.78%
Coca-Cola Europacific Partners PLC	591,186	$29,529,741
Diageo PLC, ADR	97,346	19,340,703
PepsiCo, Inc.	83,296	14,302,756

		63,173,200

Food Products - 0.67%
Archer-Daniels-Midland Co.	56,942	5,099,725
Nestle SA, ADR	145,926	18,771,921

		23,871,646

Household Products - 0.73%
Colgate-Palmolive Co.	116,380	8,967,079
Kimberly-Clark Corp.	76,448	10,613,276
Reckitt Benckiser Group PLC, ADR	414,552	6,467,011

		26,047,366

Personal Products - 0.55%
Unilever PLC, ADR	417,500	19,313,550

Total Consumer Staples		132,405,762

Energy - 9.10%

Energy Equipment & Services - 1.28%
Baker Hughes Co.	175,100	5,431,602
Halliburton Co.	445,200	15,858,024
NOV, Inc.	959,200	17,390,296
Schlumberger NV	177,900	6,939,879

		45,619,801

Oil, Gas & Consumable Fuels - 7.82%
APA Corp.	699,100	28,614,163
Cenovus Energy, Inc.	463,900	8,572,872
ConocoPhillips	169,332	16,174,593
EOG Resources, Inc.	85,089	9,934,992
Hess Corp.	559,124	57,628,911
Marathon Oil Corp.	1,517,986	37,828,211
Murphy Oil Corp.	268,470	10,223,337
Phillips 66	453,721	39,364,834
Pioneer Natural Resources Co.	199,553	46,390,086
Shell PLC, ADR	424,922	22,703,582

		277,435,581

Total Energy		323,055,382

Financials - 22.46%

Banks - 8.21%
Citigroup, Inc.	1,368,848	65,992,162
Citizens Financial Group, Inc.	300,553	11,841,788
First Citizens BancShares, Inc., Class A	19,606	12,535,684
JPMorgan Chase & Co.	342,824	40,919,473
M&T Bank Corp.	201,151	33,519,803
PNC Financial Services Group, Inc.	81,776	13,582,994
Truist Financial Corp.	148,886	7,198,638
U.S. Bancorp	587,170	28,512,975
Wells Fargo & Co.	1,773,637	77,383,782

		291,487,299

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07% (continued)

Financials - 22.46% (continued)

Capital Markets - 5.18%
Bank of New York Mellon Corp.	534,500	$22,481,070
BlackRock, Inc.	24,029	15,010,436
Credit Suisse Group AG, ADRB	1,348,600	9,035,620
Goldman Sachs Group, Inc.	122,724	37,490,955
KKR & Co., Inc.	119,369	6,084,238
Moody’s Corp.	20,486	6,483,409
Morgan Stanley	256,495	20,670,932
Nasdaq, Inc.	113,028	17,787,216
Northern Trust Corp.	287,486	29,625,432
State Street Corp.	288,780	19,339,597

		184,008,905

Consumer Finance - 1.23%
American Express Co.	249,882	43,656,884

Diversified Financial Services - 0.15%
Equitable Holdings, Inc.	187,200	5,396,976

Insurance - 7.69%
Allstate Corp.	187,973	23,786,103
American International Group, Inc.	1,239,743	72,537,363
Aon PLC, Class A	102,033	29,384,484
Chubb Ltd.	129,752	26,787,300
Hartford Financial Services Group, Inc.	265,900	18,594,387
Marsh & McLennan Cos., Inc.	170,005	27,489,809
Progressive Corp.	218,796	23,489,939
Travelers Cos., Inc.	165,998	28,395,618
Willis Towers Watson PLC	103,728	22,286,998

		272,752,001

Total Financials		797,302,065

Health Care - 16.12%

Health Care Equipment & Supplies - 2.56%
Abbott Laboratories	154,071	17,487,059
Boston Scientific Corp.A	275,382	11,596,336
Medtronic PLC	515,235	53,769,925
Zimmer Biomet Holdings, Inc.	66,967	8,086,265

		90,939,585

Health Care Providers & Services - 7.03%
Anthem, Inc.	161,552	81,087,796
Centene Corp.A	206,100	16,601,355
Cigna Corp.	115,996	28,625,493
CVS Health Corp.	369,295	35,500,328
HCA Healthcare, Inc.	54,900	11,778,795
Humana, Inc.	22,700	10,091,512
McKesson Corp.	56,271	17,422,064
UnitedHealth Group, Inc.	95,077	48,351,408

		249,458,751

Life Sciences Tools & Services - 1.13%
Danaher Corp.	64,467	16,189,598
Thermo Fisher Scientific, Inc.	43,522	24,064,184

		40,253,782

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07% (continued)

Health Care - 16.12% (continued)

Pharmaceuticals - 5.40%
Bristol-Myers Squibb Co.	81,500	$6,134,505
GlaxoSmithKline PLC, ADR	352,334	15,953,684
Johnson & Johnson	252,657	45,594,482
Merck & Co., Inc.	652,906	57,906,233
Perrigo Co. PLC	679,426	23,304,312
Pfizer, Inc.	585,955	28,752,812
Roche Holding AG, ADR	86,802	4,008,516
Sanofi, ADR	191,564	10,009,219

		191,663,763

Total Health Care		572,315,881

Industrials - 13.81%

Aerospace & Defense - 1.78%
General Dynamics Corp.	33,089	7,826,541
Lockheed Martin Corp.	6,640	2,869,277
Northrop Grumman Corp.	66,913	29,401,572
Raytheon Technologies Corp.	243,234	23,085,339

		63,182,729

Air Freight & Logistics - 0.78%
FedEx Corp.	140,100	27,843,474

Building Products - 0.98%
Johnson Controls International PLC	262,067	15,689,951
Masco Corp.	160,952	8,480,561
Trane Technologies PLC	75,577	10,572,467

		34,742,979

Construction & Engineering - 0.92%
AECOM	413,389	29,168,728
Fluor Corp.A	146,200	3,618,450

		32,787,178

Electrical Equipment - 1.54%
Eaton Corp. PLC	126,026	18,276,291
Emerson Electric Co.	115,416	10,408,215
Vertiv Holdings Co.	2,085,144	26,126,854

		54,811,360

Industrial Conglomerates - 2.22%
General Electric Co.	694,562	51,779,597
Honeywell International, Inc.	139,204	26,937,366

		78,716,963

Machinery - 3.57%
CNH Industrial NV	1,109,739	15,747,196
Cummins, Inc.	73,297	13,867,059
Deere & Co.	56,691	21,403,687
Illinois Tool Works, Inc.	89,968	17,733,593
Iveco Group NVA B C	266,626	1,553,565
Otis Worldwide Corp.	49,155	3,580,450
PACCAR, Inc.	204,462	16,980,569
Stanley Black & Decker, Inc.	298,433	35,856,725

		126,722,844

Professional Services - 0.43%
Equifax, Inc.	74,056	15,071,877

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07% (continued)

Industrials - 13.81% (continued)

Road & Rail - 1.59%
Canadian National Railway Co.	60,383	$7,102,248
JB Hunt Transport Services, Inc.	149,026	25,461,092
Union Pacific Corp.	101,692	23,825,419

		56,388,759

Total Industrials		490,268,163

Information Technology - 10.06%

Communications Equipment - 1.10%
F5, Inc.A	158,000	26,450,780
Telefonaktiebolaget LM Ericsson, ADR	1,586,120	12,625,515

		39,076,295

Electronic Equipment, Instruments & Components - 0.76%
Corning, Inc.	441,140	15,523,717
TE Connectivity Ltd.	90,800	11,330,024

		26,853,741

IT Services - 2.97%
Accenture PLC, Class A	89,949	27,017,081
Cognizant Technology Solutions Corp., Class A	402,313	32,547,122
Fidelity National Information Services, Inc.	401,574	39,816,062
Fiserv, Inc.A	60,600	5,933,952

		105,314,217

Semiconductors & Semiconductor Equipment - 3.01%
Analog Devices, Inc.	53,751	8,298,079
Broadcom, Inc.	50,681	28,097,040
Intel Corp.	144,459	6,296,968
Micron Technology, Inc.	129,100	8,803,329
NXP Semiconductors NV	68,977	11,788,169
QUALCOMM, Inc.	103,021	14,391,004
Texas Instruments, Inc.	171,073	29,125,178

		106,799,767

Software - 2.22%
Microsoft Corp.	121,508	33,720,900
Oracle Corp.	616,993	45,287,286

		79,008,186

Total Information Technology		357,052,206

Materials - 4.94%

Chemicals - 4.79%
Air Products & Chemicals, Inc.	141,691	33,165,612
Axalta Coating Systems Ltd.A	676,857	17,171,862
Corteva, Inc.	299,370	17,270,655
DuPont de Nemours, Inc.	541,649	35,710,919
International Flavors & Fragrances, Inc.	283,445	34,381,879
PPG Industries, Inc.	132,958	17,017,294
Sherwin-Williams Co.	55,777	15,336,444

		170,054,665

Containers & Packaging - 0.15%
International Paper Co.	111,586	5,164,200

Total Materials		175,218,865

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.07% (continued)

Real Estate - 1.37%

Equity Real Estate Investment Trusts (REITs) - 1.37%
Public Storage	15,434	$5,733,731
VICI Properties, Inc.	1,435,749	42,799,687

		48,533,418

Total Real Estate		48,533,418

Utilities - 3.94%

Electric Utilities - 3.39%
American Electric Power Co., Inc.	99,842	9,895,341
Duke Energy Corp.	245,248	27,016,520
Pinnacle West Capital Corp.	358,225	25,505,620
PPL Corp.	1,033,854	29,268,407
Southern Co.	305,809	22,443,322
Xcel Energy, Inc.	85,216	6,242,924

		120,372,134

Multi-Utilities - 0.55%
Dominion Energy, Inc.	240,691	19,650,013

Total Utilities		140,022,147

Total Common Stocks (Cost $2,535,558,408)		3,481,286,125

SHORT-TERM INVESTMENTS - 1.79% (Cost $63,344,648)

Investment Companies - 1.79%
American Beacon U.S. Government Money Market Select Fund, 0.15%D E	63,344,648	63,344,648

SECURITIES LENDING COLLATERAL - 0.06% (Cost $2,076,746)

Investment Companies - 0.06%
American Beacon U.S. Government Money Market Select Fund, 0.15%D E	2,076,746	2,076,746

TOTAL INVESTMENTS - 99.92% (Cost $2,600,979,802)		3,546,707,519
OTHER ASSETS, NET OF LIABILITIES - 0.08%		3,006,660

TOTAL NET ASSETS - 100.00%		$3,549,714,179

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,553,565 or 0.04% of net assets.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	297	June 2022	$66,021,027	$61,293,375	$(4,727,652)

			$66,021,027	$61,293,375	$(4,727,652)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,479,732,560	$1,553,565	$-	$3,481,286,125
Short-Term Investments	63,344,648	-	-	63,344,648
Securities Lending Collateral	2,076,746	-	-	2,076,746

Total Investments in Securities - Assets	$3,545,153,954	$1,553,565	$-	$3,546,707,519

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,727,652)	$-	$-	$(4,727,652)

Total Financial Derivative Instruments - Liabilities	$(4,727,652)	$-	$-	$(4,727,652)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$3,481,286,125
Investments in affiliated securities, at fair value‡	65,421,394
Cash collateral held at broker for futures contracts	3,364,000
Dividends and interest receivable	4,040,070
Deposits with broker for futures contracts	2,564,170
Receivable for investments sold	5,804,201
Receivable for fund shares sold	1,755,930
Receivable for tax reclaims	596,100
Prepaid expenses	100,391

Total assets	3,564,932,381

Liabilities:
Payable for investments purchased	2,840,115
Payable for fund shares redeemed	1,075,796
Payable for expense recoupment (Note 2)	23,831
Management and sub-advisory fees payable (Note 2)	3,731,974
Service fees payable (Note 2)	295,483
Transfer agent fees payable (Note 2)	76,500
Payable upon return of securities loaned (Note 9)§	2,076,746
Custody and fund accounting fees payable	186,482
Professional fees payable	26,533
Trustee fees payable (Note 2)	9,792
Payable for prospectus and shareholder reports	106,708
Payable for variation margin from open futures contracts (Note 5)	4,727,009
Other liabilities	41,233

Total liabilities	15,218,202

Net assets	$3,549,714,179

Analysis of net assets:
Paid-in-capital	$2,420,796,259
Total distributable earnings (deficits)A	1,128,917,920

Net assets	$3,549,714,179

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	51,722,604

Y Class	8,533,211

Investor Class	29,860,892

Advisor Class	2,346,866

A Class	348,783

C Class	278,354

R6 Class	46,035,290

Net assets:
R5 Class	$1,356,285,609

Y Class	$221,361,378

Investor Class	$697,143,611

Advisor Class	$53,645,681

A Class	$7,985,215

C Class	$6,304,733

R6 Class	$1,206,987,952

Net asset value, offering and redemption price per share:
R5 Class	$26.22

Y Class	$25.94

Investor Class	$23.35

Advisor Class	$22.86

A Class	$22.89

A Class (offering price)	$24.29

C Class	$22.65

R6 Class	$26.22

† Cost of investments in unaffiliated securities	$2,535,558,408
‡ Cost of investments in affiliated securities	$65,421,394
§ Fair value of securities on loan	$8,263,954

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2022 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$38,494,877
Dividend income from affiliated securities (Note 2)	19,373
Interest income (net of foreign taxes)	6,564
Income derived from securities lending (Note 9)	31,184

Total investment income	38,551,998

Expenses:
Management and sub-advisory fees (Note 2)	10,764,511
Transfer agent fees:
R5 Class (Note 2)	275,410
Y Class (Note 2)	126,843
Investor Class	16,849
Advisor Class	1,556
A Class	484
C Class	152
R6 Class	18,689
Custody and fund accounting fees	215,205
Professional fees	109,961
Registration fees and expenses	54,297
Service fees (Note 2):
Investor Class	1,384,405
Advisor Class	75,218
C Class	2,924
Distribution fees (Note 2):
Advisor Class	75,217
A Class	13,890
C Class	35,113
Prospectus and shareholder report expenses	102,989
Trustee fees (Note 2)	133,335
Loan expense (Note 10)	4,027
Other expenses	198,175

Total expenses	13,609,250

Net investment income	24,942,748

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	276,204,947
Foreign currency transactions	131
Futures contracts	390,556
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(507,146,136)
Foreign currency transactions	(68)
Futures contracts	(8,944,020)

Net (loss) from investments	(239,494,590)

Net (decrease) in net assets resulting from operations	$(214,551,842)

† Foreign taxes	$217,680

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$24,942,748	$51,641,540
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	276,595,634	447,666,002
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(516,090,224)	1,261,182,986

Net increase (decrease) in net assets resulting from operations	(214,551,842)	1,760,490,528

Distributions to shareholders:
Total retained earnings:
R5 Class	(169,358,524)	(254,078,202)
Y Class	(26,008,609)	(26,891,195)
Investor Class	(89,387,671)	(112,558,225)
Advisor Class	(6,972,505)	(7,618,655)
A Class	(1,276,472)	(3,990,605)
C Class	(753,437)	(690,733)
R6 Class	(128,445,097)	(155,468,634)

Net distributions to shareholders	(422,202,315)	(561,296,249)

Capital share transactions (Note 11):
Proceeds from sales of shares	389,892,783	932,407,979
Reinvestment of dividends and distributions	377,142,861	510,804,380
Cost of shares redeemed	(668,060,140)	(2,333,154,895)

Net increase (decrease) in net assets from capital share transactions	98,975,504	(889,942,536)

Net increase (decrease) in net assets	(537,778,653)	309,251,743

Net assets:
Beginning of period	4,087,492,832	3,778,241,089

End of period	$3,549,714,179	$4,087,492,832

See accompanying notes

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2022, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives the fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2022 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,851,403
Sub-Advisor Fees	0.20%	3,913,108

Total	0.55%	$10,764,511

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2022, the Manager received securities lending fees of $3,331 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$369,487

As of April 30, 2022, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$53,934

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2022 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$63,344,648	$-	$-	$19,373	$63,344,648
U.S. Government Money Market Select	Securities Lending	Large Cap Value	2,076,746	-	-	N/A	2,076,746

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2022, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$61,162	$2,694	$63,856

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2022, the Large Cap Value Fund participated as a lender by loaning an average amount of $3,575,083 for 38 days at an average interest rate of 0.87% with interest charges earned of $3,259. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 28, 2022 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2021 – 2/28/2022	3/1/2022 – 4/30/2022	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	0.60%	N/A	$-	$(48,432	)*	2024-2025

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $23,831 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at April 30, 2022.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$48,432	$151,421	$-	2022-2023
Large Cap Value	-	18,227	-	2023-2024

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2022, RID collected $980 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2022, there were no CDSC fees collected for the A Class of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2022, CDSC fees of $143 were collected for C Class Shares of the Fund.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2022, the Fund entered into futures contracts primarily for exposing cash to markets.

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2022
Large Cap Value	432

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$4,727,652	$4,727,652

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$390,556	$390,556

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(8,944,020)	$(8,944,020)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2022.

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$(4,727,652)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(4,727,652)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$4,727,652

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,076,746	$-	$-	$-	$2,076,746

Total Borrowings	$2,076,746	$-	$-	$-	$2,076,746

Gross amount of recognized liabilities for securities lending transactions					$2,076,746

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2022, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,686,755,694	$991,775,179	$(131,823,422)	$859,951,757

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain its character as short-term and/or long-term losses.

As of October 31, 2021, the Fund did not have any capital loss carryforwards.

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$586,795,253	$823,687,800

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2022 were as follows:

Fund	Type of Transaction	October 31, 2021 Shares/Fair Value	Purchases	Sales	April 30, 2022 Shares/Fair Value
Large Cap Value	Direct	$128,676,414	$695,085,429	$760,417,195	$63,344,648
Large Cap Value	Securities Lending	-	105,246,509	103,169,763	2,076,746

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$8,263,954	$2,076,746	$6,275,305	$8,352,051

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Fund did not utilize these facilities.

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,447,564	$98,351,823	9,514,528	$261,378,308
Reinvestment of dividends	5,296,719	146,507,237	9,027,196	216,381,886
Shares redeemed	(11,314,837)	(321,237,011)	(41,632,480)	(1,173,557,287)

Net (decrease) in shares outstanding	(2,570,554)	$(76,377,951)	(23,090,756)	$(695,797,093)

	Y Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	667,431	$18,800,089	2,676,780	$75,015,392
Reinvestment of dividends	921,340	25,217,075	1,085,985	25,792,134
Shares redeemed	(1,470,225)	(41,651,148)	(3,037,622)	(82,439,293)

Net increase in shares outstanding	118,546	$2,366,016	725,143	$18,368,233

	Investor Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,584,588	$40,186,955	3,651,934	$92,653,002
Reinvestment of dividends	3,581,098	88,309,888	5,150,897	111,413,906
Shares redeemed	(4,753,906)	(119,848,809)	(12,564,935)	(310,817,392)

Net increase (decrease) in shares outstanding	411,780	$8,648,034	(3,762,104)	$(106,750,484)

	Advisor Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	102,775	$2,550,514	348,459	$8,359,633
Reinvestment of dividends	266,337	6,432,037	331,974	7,054,439
Shares redeemed	(344,083)	(8,528,509)	(554,676)	(13,386,335)

Net increase in shares outstanding	25,029	$454,042	125,757	$2,027,737

	A Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	30,909	$764,652	98,924	$2,464,857
Reinvestment of dividends	49,116	1,187,641	184,657	3,920,273
Shares redeemed	(193,914)	(4,849,622)	(1,051,348)	(24,700,324)

Net (decrease) in shares outstanding	(113,889)	$(2,897,329)	(767,767)	$(18,315,194)

	C Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	37,053	$922,663	76,910	$1,897,938
Reinvestment of dividends	31,246	749,292	31,897	673,993
Shares redeemed	(44,789)	(1,085,629)	(79,903)	(1,963,612)

Net increase in shares outstanding	23,510	$586,326	28,904	$608,319

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	R6 Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,010,266	$228,316,087	17,246,084	$490,638,849
Reinvestment of dividends	3,931,298	108,739,691	6,072,914	145,567,749
Shares redeemed	(6,003,930)	(170,859,412)	(26,373,754)	(726,290,652)

Net increase (decrease) in shares outstanding	5,937,634	$166,196,366	(3,054,756)	$(90,084,054)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020B	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$30.99		$23.36	$28.32	$28.41	$30.98	$25.80

Income (loss) from investment operations:
Net investment income	0.22		0.59	0.65	0.63	0.63	0.59
Net gains (losses) on investments (both realized and unrealized)	(1.82)		10.64	(2.89)	1.69	(0.07)	5.41

Total income (loss) from investment operations	(1.60)		11.23	(2.24)	2.32	0.56	6.00

Less distributions:
Dividends from net investment income	(0.39)		(0.49)	(0.62)	(0.55)	(0.55)	(0.60)
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)	(2.58)	(0.22)

Total distributions	(3.17)		(3.60)	(2.72)	(2.41)	(3.13)	(0.82)

Net asset value, end of period	$26.22		$30.99	$23.36	$28.32	$28.41	$30.98

Total returnC	(5.72	)%D	52.60%	(9.29)%	10.14%	1.51%	23.60%

Ratios and supplemental data:
Net assets, end of period	$1,356,285,609		$1,682,465,233	$1,807,587,315	$3,137,789,485	$3,700,700,522	$4,765,771,483
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.63	%E	0.63%	0.63%	0.63%	0.62%	0.60%
Expenses, net of reimbursements and/or recoupments	0.63	%E	0.63%	0.63%	0.63%	0.62%	0.60%
Net investment income, before expense reimbursements and/or recoupments	1.34	%E	1.30%	1.90%	2.07%	1.83%	1.78%
Net investment income, net of reimbursements and/or recoupments	1.34	%E	1.30%	1.90%	2.07%	1.83%	1.78%
Portfolio turnover rate	16	%D	23%	67%	23%	23%	25%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$30.68		$23.16	$28.10	$28.20	$30.78	$25.64

Income (loss) from investment operations:
Net investment income	0.19		0.38	0.39	0.56	0.57	0.48
Net gains (losses) on investments (both realized and unrealized)	(1.78)		10.73	(2.63)	1.72	(0.04)	5.46

Total income (loss) from investment operations	(1.59)		11.11	(2.24)	2.28	0.53	5.94

Less distributions:
Dividends from net investment income	(0.37)		(0.48)	(0.60)	(0.52)	(0.53)	(0.58)
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)	(2.58)	(0.22)

Total distributions	(3.15)		(3.59)	(2.70)	(2.38)	(3.11)	(0.80)

Net asset value, end of period	$25.94		$30.68	$23.16	$28.10	$28.20	$30.78

Total returnB	(5.73	)%C	52.47%	(9.35)%	10.05%	1.42%	23.51%

Ratios and supplemental data:
Net assets, end of period	$221,361,378		$258,183,363	$178,065,442	$301,457,382	$298,017,629	$384,155,569
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.69	%D	0.69%	0.70%	0.70%	0.68%	0.67%
Expenses, net of reimbursements and/or recoupments	0.69	%D	0.69%	0.70%	0.70%	0.68%	0.67%
Net investment income, before expense reimbursements and/or recoupments	1.28	%D	1.21%	1.84%	1.98%	1.77%	1.69%
Net investment income, net of reimbursements and/or recoupments	1.28	%D	1.21%	1.84%	1.98%	1.77%	1.69%
Portfolio turnover rate	16	%C	23%	67%	23%	23%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$27.88		$21.32	$26.06	$26.33	$28.92	$24.13

Income (loss) from investment operations:
Net investment income	0.15		0.20	0.29	0.41	0.41	0.40
Net gains (losses) on investments (both realized and unrealized)	(1.61)		9.88	(2.41)	1.63	0.02	5.12

Total income (loss) from investment operations	(1.46)		10.08	(2.12)	2.04	0.43	5.52

Less distributions:
Dividends from net investment income	(0.29)		(0.41)	(0.52)	(0.45)	(0.44)	(0.51)
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)	(2.58)	(0.22)

Total distributions	(3.07)		(3.52)	(2.62)	(2.31)	(3.02)	(0.73)

Net asset value, end of period	$23.35		$27.88	$21.32	$26.06	$26.33	$28.92

Total returnB	(5.84	)%C	52.04%	(9.59)%	9.77%	1.18%	23.20%

Ratios and supplemental data:
Net assets, end of period	$697,143,611		$821,099,597	$707,970,431	$1,124,625,846	$1,505,354,807	$1,990,199,621
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%D	0.98%	0.96%	0.96%	0.95%	0.92%
Expenses, net of reimbursements and/or recoupments	0.95	%D	0.98%	0.96%	0.96%	0.95%	0.92%
Net investment income, before expense reimbursements and/or recoupments	1.02	%D	0.93%	1.57%	1.74%	1.50%	1.46%
Net investment income, net of reimbursements and/or recoupments	1.02	%D	0.93%	1.57%	1.74%	1.50%	1.46%
Portfolio turnover rate	16	%C	23%	67%	23%	23%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$27.36		$20.97	$25.68	$25.95	$28.54	$23.82

Income (loss) from investment operations:
Net investment income	0.13		0.26	0.24	0.47	0.28	0.21
Net gains (losses) on investments (both realized and unrealized)	(1.58)		9.62	(2.36)	1.52	0.10	5.20

Total income (loss) from investment operations	(1.45)		9.88	(2.12)	1.99	0.38	5.41

Less distributions:
Dividends from net investment income	(0.27)		(0.38)	(0.49)	(0.40)	(0.39)	(0.47)
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)	(2.58)	(0.22)

Total distributions	(3.05)		(3.49)	(2.59)	(2.26)	(2.97)	(0.69)

Net asset value, end of period	$22.86		$27.36	$20.97	$25.68	$25.95	$28.54

Total returnB	(5.92	)%C	51.89%	(9.73)%	9.64%	1.00%	23.00%

Ratios and supplemental data:
Net assets, end of period	$53,645,681		$63,521,926	$46,049,690	$66,077,449	$62,811,940	$88,196,090
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%D	1.10%	1.10%	1.10%	1.09%	1.07%
Expenses, net of reimbursements and/or recoupments	1.09	%D	1.10%	1.10%	1.10%	1.09%	1.07%
Net investment income, before expense reimbursements and/or recoupments	0.88	%D	0.81%	1.42%	1.58%	1.36%	1.31%
Net investment income, net of reimbursements and/or recoupments	0.88	%D	0.81%	1.42%	1.58%	1.36%	1.31%
Portfolio turnover rate	16	%C	23%	67%	23%	23%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$27.37		$20.96		$25.66	$26.00	$28.61	$23.90

Income (loss) from investment operations:
Net investment income	0.14	B	0.24	B	0.20	0.40	0.48	0.28
Net gains (losses) on investments (both realized and unrealized)	(1.57)		9.68		(2.29)	1.59	(0.06)	5.17

Total income (loss) from investment operations	(1.43)		9.92		(2.09)	1.99	0.42	5.45

Less distributions:
Dividends from net investment income	(0.27)		(0.40)		(0.51)	(0.47)	(0.45)	(0.52)
Distributions from net realized gains	(2.78)		(3.11)		(2.10)	(1.86)	(2.58)	(0.22)

Total distributions	(3.05)		(3.51)		(2.61)	(2.33)	(3.03)	(0.74)

Net asset value, end of period	$22.89		$27.37		$20.96	$25.66	$26.00	$28.61

Total returnC	(5.84	)%D	52.15%		(9.65)%	9.72%	1.15%	23.13%

Ratios and supplemental data:
Net assets, end of period	$7,985,215		$12,661,833		$25,792,400	$39,157,098	$42,722,617	$40,073,435
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84	%E	0.96%		1.00%	1.01%	0.93%	0.98%
Expenses, net of reimbursements and/or recoupments	0.84	%E	0.96%		1.00%	1.01%	0.93%	0.98%
Net investment income, before expense reimbursements and/or recoupments	1.14	%E	0.98%		1.52%	1.68%	1.49%	1.38%
Net investment income, net of reimbursements and/or recoupments	1.14	%E	0.98%		1.52%	1.68%	1.49%	1.38%
Portfolio turnover rate	16	%D	23%		67%	23%	23%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020A	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$27.07		$20.74	$25.43	$25.71		$28.27	$23.57

Income (loss) from investment operations:
Net investment income	0.10		0.16	0.08	0.26		0.21	0.09
Net gains (losses) on investments (both realized and unrealized)	(1.61)		9.49	(2.32)	1.57		0.05	5.11

Total income (loss) from investment operations	(1.51)		9.65	(2.24)	1.83		0.26	5.20

Less distributions:
Dividends from net investment income	(0.13)		(0.21)	(0.35)	(0.25)		(0.24)	(0.28)
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)		(2.58)	(0.22)

Total distributions	(2.91)		(3.32)	(2.45)	(2.11)		(2.82)	(0.50)

Net asset value, end of period	$22.65		$27.07	$20.74	$25.43		$25.71	$28.27

Total returnB	(6.20	)%C	51.05%	(10.26)%	8.94%		0.57%	22.27%

Ratios and supplemental data:
Net assets, end of period	$6,304,733		$6,898,120	$4,687,004	$6,811,169		$6,851,003	$8,351,349
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.68	%D	1.68%	1.68%	1.70%		1.64%	1.72%
Expenses, net of reimbursements and/or recoupments	1.68	%D	1.68%	1.68%	1.70	%E	1.54%	1.72%
Net investment income, before expense reimbursements and/or recoupments	0.30	%D	0.22%	0.84%	0.99%		0.79%	0.66%
Net investment income, net of reimbursements and/or recoupments	0.30	%D	0.22%	0.84%	0.99%		0.90%	0.66%
Portfolio turnover rate	16	%C	23%	67%	23%		23%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
			Year Ended October 31,
	Six Months Ended April 30, 2022		2021	2020B	2019	2018	February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$30.99		$23.36	$28.31	$28.41	$30.98	$28.64

Income from investment operations:
Net investment income	0.24		0.36	0.56	0.61	0.59	0.12
Net gains (losses) on investments (both realized and unrealized)	(1.83)		10.88	(2.78)	1.71	(0.02)	2.22

Total income (loss) from investment operations	(1.59)		11.24	(2.22)	2.32	0.57	2.34

Less distributions:
Dividends from net investment income	(0.40)		(0.50)	(0.63)	(0.56)	(0.56)	–
Distributions from net realized gains	(2.78)		(3.11)	(2.10)	(1.86)	(2.58)	–

Total distributions	(3.18)		(3.61)	(2.73)	(2.42)	(3.14)	–

Net asset value, end of period	$26.22		$30.99	$23.36	$28.31	$28.41	$30.98

Total returnC	(5.69	)%D	52.65%	(9.23)%	10.15%	1.54%	8.17	%D

Ratios and supplemental data:
Net assets, end of period	$1,206,987,952		$1,242,662,760	$1,008,088,807	$739,517,062	$571,236,567	$40,982,401
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.60	%E	0.60%	0.62%	0.60%	0.59%	0.60	%E
Expenses, net of reimbursements and/or recoupments	0.60	%E	0.60%	0.59%	0.58%	0.58%	0.58	%E
Net investment income, before expense reimbursements and/or recoupments	1.37	%E	1.31%	1.90%	2.07%	1.75%	1.38	%E
Net investment income, net of reimbursements and/or recoupments	1.37	%E	1.31%	1.93%	2.09%	1.76%	1.40	%E
Portfolio turnover rate	16	%D	23%	67%	23%	23%	25	%F

A	Commencement of operations.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

42

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43

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44

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

American Beacon® FUNDS

2022 SEMI-ANNUAL REPORT

April 30, 2022

SMALL CAP VALUE FUND

SCV 0422

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

On April 14, 1938, while addressing the country’s economic challenges in his 12th fireside chat to the American public, President Franklin Delano Roosevelt said, “… to reach a port, we must sail – sail, not tie at anchor – sail, not drift.”

President Roosevelt’s expression still rings true today. That is to say, to successfully reach our destination – whether a geographical one or a financial goal – we should thoughtfully and purposefully plan our journey. Such a journey requires diligence, patience and time, and there are no guarantees that we will reach port safely by the course we initially charted. Instead, we must diligently monitor our charts and compass, making adjustments along the way to help us reach our destination. These periodic recalibrations can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the potential impacts from unexpected events, such as Russia’s war with Ukraine, supply chain disruptions associated with the COVID-19 pandemic, and rising inflation.

We encourage you to work with financial professionals who can help develop your personal savings plan, conduct annual plan reviews, and guide adjustments to your portfolio to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your individual risk tolerance, you may be better positioned to withstand short-term volatility. And with careful and continual planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned -5.47% for the six months ended April 30, 2022, outperforming the Russell 2000® Value Index (the “Index”) return of -9.50% for the same period.

Total Returns for the Period ended April 30, 2022

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AVFIX	(5.32)%	(3.87)%	8.51%	6.51%	10.00%
Y Class (1,6)	ABSYX	(5.35)%	(3.94)%	8.43%	6.44%	9.91%
Investor Class (1,6)	AVPAX	(5.47)%	(4.21)%	8.15%	6.17%	9.63%
Advisor Class (1,6)	AASSX	(5.57)%	(4.36)%	8.00%	6.00%	9.47%
A without Sales Charge (1,2,6)	ABSAX	(5.51)%	(4.29)%	8.04%	6.07%	9.53%
A with Sales Charge (1,2,6)	ABSAX	(10.95)%	(9.78)%	5.93%	4.82%	8.88%
C without Sales Charge (1,3,6)	ASVCX	(5.81)%	(4.95)%	7.29%	5.35%	8.75%
C with Sales Charge (1,3,6)	ASVCX	(6.81)%	(5.95)%	7.29%	5.35%	8.75%
R6 Class (1,4,6)	AASRX	(5.32)%	(3.84)%	8.54%	6.54%	10.02%

Russell 2000® Value Index (5)		(9.50)%	(6.59)%	8.38%	6.75%	9.81%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2012, 2013 and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2012, 2013 and 2014. The maximum sales charge for A Class is 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2012 and 2013, fully recovered in 2015, and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown in 2012, 2013 and 2018. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/2012 through 2/28/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2012.

5.

The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Small Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 2000 Index and the Russell 2000 Value Index (the “Indexes”) vest in the relevant LSE Group company which owns the Indexes. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Indexes for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C and R6 Class shares were 0.81%, 0.89%, 1.15%, 1.29%, 1.24%, 1.95% and 0.79%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection, while sector allocation marginally added value relative to the Index.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2022 (Unaudited)

From a stock selection standpoint, the Fund’s investments in the Industrials, Materials and Health Care sectors contributed to relative performance. In the Industrials sector, contributors included Fluor Corp. (up 35.5%) and KBR, Inc. (up 19.5%). Contributors in the Materials sector included Allegheny Technologies, Inc. (up 66.0%) and not owning AMYRIS, Inc. (down 76.9%). Additionally, not owning INVITAE Corp. (down 80.0%) and Pacific Biosciences of California, Inc. (down 76.1%) in the Health Care sector contributed. The aforementioned performance was somewhat offset by negative stock selection in the Consumer Staples sector; detractors from relative performance included an underweight to Vector Group Ltd. (up 43.3%) and not owning CAL-Maine Foods, Inc. (up 49.3%).

From a sector allocation perspective, underweight allocations to the Health Care and Communication Services sectors contributed positively to relative performance. Conversely, an overweight to the Consumer Discretionary sector detracted slightly from relative performance.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the long term.

Top Ten Holdings (% Net Assets)
Adient PLC		1.2
Greenbrier Cos., Inc.		1.2
Old National Bancorp		1.1
Evercore, Inc., Class A		1.0
Allegheny Technologies, Inc.		1.0
Encompass Health Corp.		0.9
Fluor Corp.		0.9
Flowserve Corp.		0.8
Darling Ingredients, Inc.		0.8
Range Resources Corp.		0.8

Total Fund Holdings	487

Sector Allocation (% Equities)
Industrials		23.9
Financials		23.0
Consumer Discretionary		12.1
Information Technology		9.7
Energy		8.0
Materials		6.5
Real Estate		4.1
Health Care		4.1
Consumer Staples		3.6
Utilities		2.7
Communication Services		2.3

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2022 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022*
R5 Class
Actual	$1,000.00	$946.80	$3.81
Hypothetical**	$1,000.00	$1,020.88	$3.96
Y Class
Actual	$1,000.00	$946.50	$4.15
Hypothetical**	$1,000.00	$1,020.53	$4.31
Investor Class
Actual	$1,000.00	$945.30	$5.40
Hypothetical**	$1,000.00	$1,019.24	$5.61
Advisor Class
Actual	$1,000.00	$944.30	$6.12
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$944.90	$5.83
Hypothetical**	$1,000.00	$1,018.79	$6.06
C Class
Actual	$1,000.00	$941.50	$9.24
Hypothetical**	$1,000.00	$1,015.27	$9.59
R6 Class
Actual	$1,000.00	$946.80	$3.67
Hypothetical**	$1,000.00	$1,021.03	$3.81

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.86%, 1.12%, 1.27%, 1.21%, 1.92%, and 0.76% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30%

Communication Services - 2.25%

Diversified Telecommunication Services - 0.06%
ATN International, Inc.	32,700	$1,291,650
EchoStar Corp., Class AA	78,461	1,832,065

		3,123,715

Entertainment - 0.46%
IMAX Corp.A	534,714	8,459,175
Lions Gate Entertainment Corp., Class AA	526,746	7,105,804
Lions Gate Entertainment Corp., Class BA	563,993	7,089,392
Sciplay Corp., Class AA	51,100	682,696

		23,337,067

Interactive Media & Services - 0.15%
Genius Sports Ltd.A B	430,115	1,643,039
Ziff Davis, Inc.A	67,614	5,974,373

		7,617,412

Media - 1.50%
AMC Networks, Inc., Class AA	16,180	527,953
John Wiley & Sons, Inc., Class A	101,926	5,187,014
Magnite, Inc.A	473,305	4,567,393
Scholastic Corp.	324,235	11,948,060
Stagwell, Inc.A	5,850,087	39,663,590
TEGNA, Inc.	665,593	14,676,326

		76,570,336

Wireless Telecommunication Services - 0.08%
Telephone & Data Systems, Inc.	223,415	4,092,963

Total Communication Services		114,741,493

Consumer Discretionary - 11.62%

Auto Components - 2.98%
Adient PLCA	1,845,159	62,993,728
American Axle & Manufacturing Holdings, Inc.A	3,484,453	23,067,079
Dana, Inc.	963,721	14,272,708
Gentherm, Inc.A	552,966	37,280,968
Goodyear Tire & Rubber Co.A	706,423	9,409,554
Patrick Industries, Inc.	48,678	3,030,206
Standard Motor Products, Inc.	45,757	1,952,909

		152,007,152

Automobiles - 0.39%
Harley-Davidson, Inc.	62,318	2,271,491
Thor Industries, Inc.B	183,900	14,077,545
Winnebago Industries, Inc.	68,268	3,630,492

		19,979,528

Distributors - 0.11%
Funko, Inc., Class AA	356,985	5,815,286

Diversified Consumer Services - 0.53%
ADT, Inc.	2,142,714	14,677,591
Graham Holdings Co., Class B	12,103	7,169,454
Perdoceo Education Corp.A	143,200	1,600,976
Strategic Education, Inc.	52,100	3,365,660

		26,813,681

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Consumer Discretionary - 11.62% (continued)

Hotels, Restaurants & Leisure - 0.69%
Bloomin’ Brands, Inc.A	186,600	$4,103,334
Cracker Barrel Old Country Store, Inc.B	121,975	13,538,005
International Game Technology PLCB	180,114	3,931,889
Travel + Leisure Co.	244,844	13,583,945

		35,157,173

Household Durables - 2.66%
Cavco Industries, Inc.A	38,514	9,098,932
Century Communities, Inc.	97,687	5,150,059
Ethan Allen Interiors, Inc.	52,700	1,251,098
GoPro, Inc., Class AA	868,677	7,748,599
Green Brick Partners, Inc.A	138,258	2,723,683
Helen of Troy Ltd.A	24,089	5,167,331
KB Home	263,450	8,543,684
La-Z-Boy, Inc.	90,000	2,365,200
Leggett & Platt, Inc.	437,481	15,587,448
LGI Homes, Inc.A	75,329	7,059,081
M/I Homes, Inc.A	97,657	4,324,252
MDC Holdings, Inc.	212,042	7,826,470
Meritage Homes Corp.A	225,559	18,619,895
Sonos, Inc.A B	109,356	2,495,504
Taylor Morrison Home Corp.A	250,641	6,564,288
Tri Pointe Homes, Inc.A	445,766	9,213,983
Tupperware Brands Corp.A	95,100	1,671,858
Whirlpool Corp.	110,074	19,980,632

		135,391,997

Internet & Direct Marketing Retail - 0.09%
Points.com, Inc.A	279,726	4,478,413

Leisure Products - 0.20%
Malibu Boats, Inc., Class AA	24,600	1,237,134
Smith & Wesson Brands, Inc.	25,425	349,085
Sturm Ruger & Co., Inc.B	36,691	2,500,492
Vista Outdoor, Inc.A	176,752	6,226,973

		10,313,684

Multiline Retail - 0.20%
Ollie’s Bargain Outlet Holdings, Inc.A	209,238	10,053,886

Specialty Retail - 2.64%
Abercrombie & Fitch Co., Class AA	105,444	3,646,253
Academy Sports & Outdoors, Inc.A	181,447	6,778,860
Asbury Automotive Group, Inc.A	58,217	10,695,045
Bed Bath & Beyond, Inc.A B	298,137	4,057,645
Buckle, Inc.	104,324	3,240,303
Caleres, Inc.	78,367	1,796,955
Camping World Holdings, Inc., Class AB	138,367	3,553,264
Children’s Place, Inc.A	7,522	348,494
Designer Brands, Inc., Class AA	473,569	6,544,724
Foot Locker, Inc.	116,001	3,399,989
Genesco, Inc.A	28,470	1,765,994
Group 1 Automotive, Inc.	54,799	9,542,698
Guess?, Inc.	124,463	2,796,684
Hibbett, Inc.	27,769	1,199,065
MarineMax, Inc.A	45,565	1,864,520

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Consumer Discretionary - 11.62% (continued)

Specialty Retail - 2.64% (continued)
Monro, Inc.	426,977	$19,525,658
ODP Corp.A	424,892	18,283,103
OneWater Marine, Inc., Class A	7,249	236,970
Sally Beauty Holdings, Inc.A	205,405	3,105,724
Shoe Carnival, Inc.	58,644	1,770,462
Signet Jewelers Ltd.	103,858	7,290,832
Sonic Automotive, Inc., Class A	425,456	18,103,153
TravelCenters of America, Inc.A	30,900	1,174,509
Urban Outfitters, Inc.A	95,719	2,278,112
Zumiez, Inc.A	41,501	1,520,182

		134,519,198

Textiles, Apparel & Luxury Goods - 1.13%
Capri Holdings Ltd.A	254,612	12,144,992
Carter’s, Inc.	151,944	12,799,763
G-III Apparel Group Ltd.A	146,042	3,867,192
Hanesbrands, Inc.	1,895,393	25,132,911
Kontoor Brands, Inc.	31,774	1,262,381
Oxford Industries, Inc.	12,272	1,099,571
Skechers USA, Inc., Class AA	27,316	1,046,203

		57,353,013

Total Consumer Discretionary		591,883,011

Consumer Staples - 3.44%

Beverages - 0.14%
Boston Beer Co., Inc., Class AA	19,114	7,167,750

Food & Staples Retailing - 0.55%
Andersons, Inc.	112,806	5,666,246
Chefs’ Warehouse, Inc.A	248,697	9,102,310
Ingles Markets, Inc., Class A	48,572	4,523,025
SpartanNash Co.	18,911	648,269
United Natural Foods, Inc.A	187,610	8,054,097

		27,993,947

Food Products - 2.20%
Darling Ingredients, Inc.A	566,302	41,560,904
Fresh Del Monte Produce, Inc.	264,659	6,894,367
Ingredion, Inc.	257,965	21,955,401
J&J Snack Foods Corp.	207,858	31,116,342
SunOpta, Inc.A	1,905,522	10,461,316

		111,988,330

Personal Products - 0.39%
Edgewell Personal Care Co.	515,458	19,659,568

Tobacco - 0.16%
Universal Corp.	74,091	4,286,164
Vector Group Ltd.	320,403	4,075,526

		8,361,690

Total Consumer Staples		175,171,285

Energy - 7.67%

Energy Equipment & Services - 2.20%
Bristow Group, Inc.A	58,919	1,756,965
Cactus, Inc., Class A	150,838	7,531,341
ChampionX Corp.A	1,070,935	22,596,728

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Energy - 7.67% (continued)

Energy Equipment & Services - 2.20% (continued)
Expro Group Holdings NVA	1,312,940	$20,061,723
Helix Energy Solutions Group, Inc.A	2,593,527	10,659,396
Liberty Energy, Inc., Class AA	271,011	4,374,118
NOV, Inc.	1,649,131	29,898,745
Patterson-UTI Energy, Inc.	518,993	8,532,245
Select Energy Services, Inc., Class AA	49,589	384,811
Transocean Ltd.A	1,685,780	6,338,533

		112,134,605

Oil, Gas & Consumable Fuels - 5.47%
APA Corp.	271,898	11,128,785
Berry Corp.	1,587,443	17,414,250
Callon Petroleum Co.A	128,034	6,564,303
Centennial Resource Development, Inc., Class AA	335,417	2,596,128
Chesapeake Energy Corp.B	122,995	10,088,050
CNX Resources Corp.A	1,131,978	23,262,148
Comstock Resources, Inc.A	490,441	8,352,210
Delek US Holdings, Inc.A	583,626	14,123,749
EQT Corp.A	383,399	15,240,110
Equitrans Midstream Corp.	2,001,962	15,735,421
Euronav NV	700,548	8,287,483
HF Sinclair Corp.A	544,699	20,709,456
Kinetik Holdings, Inc.	30,122	2,143,180
Kosmos Energy Ltd.A	5,608,735	37,915,049
Murphy Oil Corp.	390,140	14,856,531
PBF Energy, Inc., Class AA	148,713	4,321,600
Range Resources Corp.A	1,372,296	41,086,542
Ranger Oil Corp., Class AA	128,304	4,086,482
SilverBow Resources, Inc.A	35,000	1,281,000
Viper Energy Partners LP	521,171	14,973,243
World Fuel Services Corp.	190,962	4,625,100

		278,790,820

Total Energy		390,925,425

Financials - 22.17%

Banks - 13.72%
Amerant Bancorp, Inc.	8,973	238,592
Ameris Bancorp	77,922	3,249,347
Associated Banc-Corp.	639,411	12,756,249
Atlantic Union Bankshares Corp.	87,083	2,941,664
Banc of California, Inc.	43,983	793,453
Bank of NT Butterfield & Son Ltd.	906,687	29,041,185
Bank OZK	218,395	8,390,736
BankUnited, Inc.	103,643	3,890,758
Banner Corp.	169,082	9,079,703
Berkshire Hills Bancorp, Inc.	53,373	1,320,448
Brookline Bancorp, Inc.	77,713	1,123,730
Byline Bancorp, Inc.	26,722	626,898
Cadence Bank	1,006,196	25,195,148
Capstar Financial Holdings, Inc.	27,424	552,594
Cathay General Bancorp	115,915	4,647,032
Central Pacific Financial Corp.	324,470	7,845,685
Columbia Banking System, Inc.	1,073,456	30,142,644
ConnectOne Bancorp, Inc.	27,988	779,746
CrossFirst Bankshares, Inc.A	35,500	454,755
Customers Bancorp, Inc.A	8,600	361,802

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Financials - 22.17% (continued)

Banks - 13.72% (continued)
CVB Financial Corp.	386,418	$8,895,342
Eastern Bankshares, Inc.	131,599	2,521,437
Enterprise Financial Services Corp.	43,118	1,904,522
FB Financial Corp.	52,849	2,036,272
First BanCorp	1,401,407	23,782,809
First Bancshares, Inc.	14,900	479,631
First Busey Corp.	53,982	1,212,976
First Commonwealth Financial Corp.	95,781	1,291,128
First Financial Bancorp	106,917	2,186,453
First Foundation, Inc.	14,700	326,634
First Hawaiian, Inc.	1,309,860	30,925,795
First Interstate BancSystem, Inc., Class A	634,725	20,641,257
First Merchants Corp.	550,996	21,593,533
Flushing Financial Corp.	21,500	462,250
FNB Corp.	666,232	7,674,993
Fulton Financial Corp.	182,109	2,762,594
Glacier Bancorp, Inc.	82,386	3,769,983
Great Southern Bancorp, Inc.	9,100	516,334
Hancock Whitney Corp.	292,888	13,698,372
Hanmi Financial Corp.	21,500	497,725
HarborOne Bancorp, Inc.	437,570	5,859,062
Heartland Financial USA, Inc.	47,196	2,065,769
Heritage Commerce Corp.	610,538	6,856,342
Heritage Financial Corp.	237,714	5,757,433
Hilltop Holdings, Inc.	187,069	4,768,389
Home BancShares, Inc.	342,581	7,406,601
HomeStreet, Inc.	14,156	574,592
Hope Bancorp, Inc.	137,299	1,963,376
Horizon Bancorp, Inc.	30,800	538,384
Independent Bank Group, Inc.	89,325	6,056,235
International Bancshares Corp.	107,475	4,276,430
Lakeland Bancorp, Inc.	45,663	686,315
Midland States Bancorp, Inc.	5,800	152,888
National Bank Holdings Corp., Class A	171,006	6,243,429
NBT Bancorp, Inc.	48,436	1,704,947
Northwest Bancshares, Inc.	260,101	3,298,081
OceanFirst Financial Corp.	58,681	1,099,095
OFG Bancorp	1,406,396	37,382,006
Old National Bancorp	3,612,087	54,759,239
Origin Bancorp, Inc.	16,731	630,424
Pacific Premier Bancorp, Inc.	105,726	3,315,567
PacWest Bancorp	130,974	4,307,735
Peapack-Gladstone Financial Corp.	12,900	399,771
Peoples Bancorp, Inc.	20,038	549,442
Popular, Inc.	497,277	38,782,633
Premier Financial Corp.	25,317	671,913
QCR Holdings, Inc.	11,054	600,122
Renasant Corp.	79,751	2,375,782
S&T Bancorp, Inc.	39,242	1,108,979
Sandy Spring Bancorp, Inc.	52,709	2,069,882
Seacoast Banking Corp. of Florida	322,553	10,482,972
Silvergate Capital Corp., Class AA	96,933	11,337,284
Simmons First National Corp., Class A	133,323	3,182,420
Southside Bancshares, Inc.	32,417	1,270,422
SouthState Corp.	57,647	4,464,184
Texas Capital Bancshares, Inc.A	781,175	40,121,148

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Financials - 22.17% (continued)

Banks - 13.72% (continued)
TriCo Bancshares	29,638	$1,112,907
Trustmark Corp.	109,440	3,051,187
UMB Financial Corp.	167,305	15,087,565
Umpqua Holdings Corp.	1,592,700	26,343,258
United Bankshares, Inc.	144,373	4,801,846
United Community Banks, Inc.	646,267	19,478,487
Univest Financial Corp.	20,868	525,874
Valley National Bancorp	1,807,932	21,659,025
Veritex Holdings, Inc.	55,309	1,816,901
Washington Federal, Inc.	121,734	3,704,366
Webster Financial Corp.	160,769	8,036,842
WesBanco, Inc.	72,966	2,352,424
Westamerica Bancorp	306,326	18,048,728
Wintrust Financial Corp.	63,701	5,562,371

		699,313,283

Capital Markets - 2.81%
Artisan Partners Asset Management, Inc., Class A	30,607	983,709
B Riley Financial, Inc.	47,236	2,133,178
Cohen & Steers, Inc.	67,146	5,216,573
Donnelley Financial Solutions, Inc.A	33,949	993,687
Evercore, Inc., Class A	502,382	53,126,896
Federated Hermes, Inc.	640,600	18,244,288
Lazard Ltd., Class A	230,896	7,566,462
LPL Financial Holdings, Inc.	77,003	14,466,554
Moelis & Co., Class A	65,057	2,879,423
Perella Weinberg Partners	611,100	4,711,581
Piper Sandler Cos.	30,256	3,478,835
Stifel Financial Corp.	283,837	17,555,318
StoneX Group, Inc.A	40,175	2,723,061
Victory Capital Holdings, Inc., Class A	71,610	1,932,754
Virtus Investment Partners, Inc.	15,845	2,807,100
WisdomTree Investments, Inc.B	720,330	4,199,524

		143,018,943

Consumer Finance - 1.02%
Atlanticus Holdings Corp.A	15,500	667,120
Encore Capital Group, Inc.A	33,831	1,955,770
Enova International, Inc.A	60,906	2,277,884
Navient Corp.	369,685	5,874,295
Nelnet, Inc., Class A	47,566	3,903,742
PRA Group, Inc.A	51,157	2,150,129
PROG Holdings, Inc.A	36,466	965,255
SLM Corp.	2,034,383	34,035,227

		51,829,422

Insurance - 3.46%
American Equity Investment Life Holding Co.	161,098	6,076,617
Argo Group International Holdings Ltd.	70,925	3,035,590
Assured Guaranty Ltd.	156,380	8,624,357
Axis Capital Holdings Ltd.	176,925	10,143,110
Brighthouse Financial, Inc.A	178,859	9,186,198
CNO Financial Group, Inc.	791,345	19,103,068
Employers Holdings, Inc.	28,869	1,135,706
Enstar Group Ltd.A	141,200	33,287,900
Genworth Financial, Inc., Class AA	531,062	1,970,240
Global Indemnity Group LLC, Class A	340,659	8,836,694

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Financials - 22.17% (continued)

Insurance - 3.46% (continued)
Horace Mann Educators Corp.	724,548	$28,873,238
Mercury General Corp.	113,230	5,710,189
National Western Life Group, Inc., Class A	5,194	1,032,359
ProAssurance Corp.	110,818	2,722,798
Reinsurance Group of America, Inc.	187,064	20,075,709
Safety Insurance Group, Inc.	6,987	601,162
Selective Insurance Group, Inc.	94,188	7,757,324
Stewart Information Services Corp.	54,692	2,822,107
White Mountains Insurance Group Ltd.	5,236	5,487,433

		176,481,799

Thrifts & Mortgage Finance - 1.16%
Capitol Federal Financial, Inc.	144,597	1,392,469
Essent Group Ltd.	405,827	16,448,168
Kearny Financial Corp.	75,796	898,941
Luther Burbank Corp.	235,041	3,118,994
Merchants Bancorp	45,000	1,058,400
MGIC Investment Corp.	694,037	9,064,123
Mr Cooper Group, Inc.A	183,103	8,234,142
NMI Holdings, Inc., Class AA	89,560	1,646,113
PennyMac Financial Services, Inc.	57,671	2,800,504
Provident Financial Services, Inc.	159,408	3,527,699
Radian Group, Inc.	391,851	8,381,693
WSFS Financial Corp.	69,472	2,783,743

		59,354,989

Total Financials		1,129,998,436

Health Care - 3.95%

Biotechnology - 0.28%
Alkermes PLCA	393,840	11,362,284
Ironwood Pharmaceuticals, Inc.A	181,945	2,183,340
Vanda Pharmaceuticals, Inc.A	49,282	488,877

		14,034,501

Health Care Equipment & Supplies - 0.46%
Embecta Corp.A	247,028	7,517,062
Enovis Corp.A	78,477	5,090,803
Invacare Corp.A B	547,636	909,076
NuVasive, Inc.A	148,863	7,657,513
Omnicell, Inc.A	22,994	2,510,255

		23,684,709

Health Care Providers & Services - 2.01%
Acadia Healthcare Co., Inc.A	163,982	11,131,098
Amedisys, Inc.A	58,388	7,453,228
Community Health Systems, Inc.A	147,574	1,131,892
Cross Country Healthcare, Inc.A	79,300	1,486,082
Encompass Health Corp.	680,414	46,832,896
Hanger, Inc.A	771,279	12,679,827
ModivCare, Inc.A	58,371	6,068,833
National HealthCare Corp.	32,232	2,193,710
R1 RCM, Inc.A	605,784	13,642,256

		102,619,822

Health Care Technology - 0.30%
Evolent Health, Inc., Class AA	550,133	15,139,660

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Health Care - 3.95% (continued)

Life Sciences Tools & Services - 0.49%
Azenta, Inc.	331,162	$24,823,904

Pharmaceuticals - 0.41%
Amneal Pharmaceuticals, Inc.A	166,658	643,300
Innoviva, Inc.A	144,910	2,472,164
Perrigo Co. PLC	519,379	17,814,700

		20,930,164

Total Health Care		201,232,760

Industrials - 23.02%

Aerospace & Defense - 1.32%
AAR Corp.A	106,588	5,007,504
Aerojet Rocketdyne Holdings, Inc.A	254,639	10,180,467
AeroVironment, Inc.A	95,553	7,674,817
BWX Technologies, Inc.	202,503	10,513,956
Kaman Corp.	377,263	14,717,030
Mercury Systems, Inc.A	145,280	8,105,171
Spirit AeroSystems Holdings, Inc., Class A	258,356	10,861,286

		67,060,231

Air Freight & Logistics - 0.91%
Air Transport Services Group, Inc.A	1,294,354	40,513,280
Atlas Air Worldwide Holdings, Inc.A	87,464	6,029,768

		46,543,048

Airlines - 0.34%
JetBlue Airways Corp.A	549,896	6,054,355
SkyWest, Inc.A	242,083	7,056,719
Spirit Airlines, Inc.A	188,244	4,444,441

		17,555,515

Building Products - 1.71%
Apogee Enterprises, Inc.	731,914	32,204,216
Armstrong World Industries, Inc.	79,506	6,730,978
Gibraltar Industries, Inc.A	751,893	28,451,631
Griffon Corp.	147,662	2,762,756
Insteel Industries, Inc.	40,400	1,713,768
Masonite International Corp.A	69,110	5,357,408
UFP Industries, Inc.	129,241	9,999,376

		87,220,133

Commercial Services & Supplies - 3.20%
ACCO Brands Corp.	201,630	1,477,948
Brink’s Co.	508,107	29,952,908
Deluxe Corp.	854,315	23,134,850
Harsco Corp.A	2,896,235	29,599,522
Healthcare Services Group, Inc.	1,128,195	19,280,853
Interface, Inc.	1,755,766	22,280,670
MillerKnoll, Inc.	1,077,651	34,193,866
Quad/Graphics, Inc.A	488,590	3,312,640

		163,233,257

Construction & Engineering - 2.66%
Arcosa, Inc.	16,486	882,496
Dycom Industries, Inc.A	127,463	10,822,883
EMCOR Group, Inc.	89,301	9,508,770

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Industrials - 23.02% (continued)

Construction & Engineering - 2.66% (continued)
Fluor Corp.A	1,855,681	$45,928,105
Granite Construction, Inc.	229,580	6,807,047
Matrix Service Co.A	445,434	3,028,951
MDU Resources Group, Inc.	935,626	24,101,726
Primoris Services Corp.	164,990	3,824,468
WillScot Mobile Mini Holdings Corp.A	873,770	30,669,327

		135,573,773

Electrical Equipment - 1.32%
Atkore, Inc.A	93,432	8,978,815
Encore Wire Corp.	226,951	25,602,343
EnerSys	283,618	18,565,634
GrafTech International Ltd.	1,551,125	14,084,215

		67,231,007

Machinery - 6.86%
Allison Transmission Holdings, Inc.	1,051,567	39,370,669
Astec Industries, Inc.	103,634	4,052,089
Barnes Group, Inc.	284,301	9,546,828
Crane Co.	104,941	10,098,472
Donaldson Co., Inc.	205,922	10,098,415
Energy Recovery, Inc.A	311,871	5,775,851
Enerpac Tool Group Corp.	1,786,039	35,863,663
EnPro Industries, Inc.	45,797	4,268,738
Flowserve Corp.	1,314,856	43,008,940
Gorman-Rupp Co.	110,798	3,530,024
Greenbrier Cos., Inc.	1,461,047	62,401,317
Hillenbrand, Inc.	420,127	17,149,584
Hyster-Yale Materials Handling, Inc.	15,923	489,155
ITT, Inc.	90,976	6,483,687
Kennametal, Inc.	1,010,996	26,012,927
Lindsay Corp.	41,472	5,604,941
Meritor, Inc.A	510,974	18,349,076
Miller Industries, Inc.	210,722	5,649,457
Mueller Industries, Inc.	119,146	6,451,756
Standex International Corp.	177,506	16,692,664
Tennant Co.	193,125	12,472,013
Wabash National Corp.	453,212	6,485,464

		349,855,730

Marine - 1.04%
Eagle Bulk Shipping, Inc.B	15,200	946,048
Genco Shipping & Trading Ltd.	87,400	1,925,422
Kirby Corp.A	595,544	38,829,469
Matson, Inc.	131,065	11,274,211

		52,975,150

Professional Services - 2.14%
Hudson Global, Inc.A	57,987	1,911,831
Huron Consulting Group, Inc.A	132,932	6,883,219
KBR, Inc.	760,682	37,448,375
Kelly Services, Inc., Class A	75,100	1,448,679
Korn Ferry	451,727	27,754,107
ManpowerGroup, Inc.	179,400	16,181,880
TrueBlue, Inc.A	674,267	17,241,007

		108,869,098

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Industrials - 23.02% (continued)

Road & Rail - 0.22%
ArcBest Corp.	51,200	$3,694,592
Ryder System, Inc.	106,500	7,444,350

		11,138,942

Trading Companies & Distributors - 1.30%
Air Lease Corp.	251,253	10,120,471
Boise Cascade Co.	118,575	8,961,898
GMS, Inc.A	89,600	4,296,320
MSC Industrial Direct Co., Inc., Class A	126,553	10,486,182
NOW, Inc.A	1,028,447	11,210,072
Rush Enterprises, Inc., Class A	76,829	3,909,060
Titan Machinery, Inc.A	121,557	2,866,314
Triton International Ltd.	233,046	14,236,780

		66,087,097

Total Industrials		1,173,342,981

Information Technology - 9.32%

Communications Equipment - 1.47%
ADTRAN, Inc.	541,034	9,408,581
Ciena Corp.A	387,135	21,358,238
CommScope Holding Co., Inc.A	320,873	1,934,864
Extreme Networks, Inc.A	1,049,588	10,076,045
Infinera Corp.A	3,035,041	23,339,465
Lumentum Holdings, Inc.A	50,078	4,066,835
Viasat, Inc.A	126,002	4,638,134

		74,822,162

Electronic Equipment, Instruments & Components - 2.85%
Arrow Electronics, Inc.A	43,876	5,171,225
Avnet, Inc.	544,266	23,762,654
Belden, Inc.	224,090	11,569,767
Benchmark Electronics, Inc.	73,296	1,741,513
FARO Technologies, Inc.A	321,982	11,040,763
II-VI, Inc.A B	370,344	22,668,756
Itron, Inc.A	325,800	15,566,724
Methode Electronics, Inc.	235,332	10,498,161
nLight, Inc.A	274,543	3,610,240
Plexus Corp.A	165,600	13,436,784
Sanmina Corp.A	196,462	8,033,331
ScanSource, Inc.A	53,348	1,826,636
TTM Technologies, Inc.A	211,618	2,952,071
Vishay Intertechnology, Inc.	276,571	5,152,518
Vishay Precision Group, Inc.A	268,278	8,372,956

		145,404,099

IT Services - 0.77%
Bread Financial Holdings, Inc.	87,504	4,795,219
Euronet Worldwide, Inc.A	219,491	26,701,080
Limelight Networks, Inc.A	851,727	3,040,665
Verra Mobility Corp.A	332,283	4,661,931

		39,198,895

Semiconductors & Semiconductor Equipment - 2.37%
Amkor Technology, Inc.	26,777	503,675
Cohu, Inc.A	796,362	21,151,375
Diodes, Inc.A	554,450	40,491,484

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Information Technology - 9.32% (continued)

Semiconductors & Semiconductor Equipment - 2.37% (continued)
Kulicke & Soffa Industries, Inc.	721,228	$33,472,191
MaxLinear, Inc.A	116,799	5,591,168
Photronics, Inc.A	1,292,917	19,380,826

		120,590,719

Software - 1.05%
A10 Networks, Inc.	554,582	7,919,431
Cognyte Software Ltd.A	145,822	988,673
Progress Software Corp.	267,882	12,852,978
Telos Corp.A	1,106,977	8,623,351
Verint Systems, Inc.A	169,677	9,257,577
WM Technology, Inc.A	807,513	4,683,575
Xperi Holding Corp.	117,001	1,825,216
Zuora, Inc., Class AA	625,752	7,615,402

		53,766,203

Technology Hardware, Storage & Peripherals - 0.81%
Corsair Gaming, Inc.A B	87,007	1,316,416
Super Micro Computer, Inc.A	710,493	29,911,755
Xerox Holdings Corp.	579,195	10,077,993

		41,306,164

Total Information Technology		475,088,242

Materials - 6.27%

Chemicals - 1.82%
AdvanSix, Inc.	14,844	661,152
Cabot Corp.	540,474	35,590,213
Chemours Co.	55,552	1,837,105
Ecovyst, Inc.	1,306,506	13,143,450
Element Solutions, Inc.	1,195,683	24,654,983
Livent Corp.A	211,176	4,510,719
Minerals Technologies, Inc.	63,509	4,039,808
Schweitzer-Mauduit International, Inc.	107,225	2,697,781
Tronox Holdings PLC, Class A	325,016	5,590,275

		92,725,486

Containers & Packaging - 0.80%
Greif, Inc., Class A	55,430	3,363,492
O-I Glass, Inc.A	431,224	5,812,900
Silgan Holdings, Inc.	308,819	13,702,299
Sonoco Products Co.	289,135	17,900,348

		40,779,039

Metals & Mining - 3.65%
Alamos Gold, Inc., Class A	802,600	6,228,176
Allegheny Technologies, Inc.A	1,874,471	50,948,122
Carpenter Technology Corp.	447,152	17,072,263
Commercial Metals Co.	404,812	16,597,292
Elah Holdings, Inc.A	3,357	238,851
Ferroglobe PLCA	1,764,171	11,378,903
Hecla Mining Co.	1,537,334	8,009,510
Kaiser Aluminum Corp.	149,991	14,474,132
Largo, Inc.A	45,684	382,375
Materion Corp.	305,226	25,989,994
MP Materials Corp.A	156,514	5,953,793

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.30% (continued)

Materials - 6.27% (continued)

Metals & Mining - 3.65% (continued)
Royal Gold, Inc.	115,680	$15,093,926
Ryerson Holding Corp.	20,277	746,396
Schnitzer Steel Industries, Inc., Class A	178,561	8,147,738
Worthington Industries, Inc.	104,360	4,964,405

		186,225,876

Total Materials		319,730,401

Real Estate - 3.99%

Equity Real Estate Investment Trusts (REITs) - 3.27%
Agree Realty Corp.	470,124	31,930,822
Apple Hospitality REIT, Inc.	488,774	8,646,412
Cousins Properties, Inc.	463,354	16,634,409
EPR Properties	115,553	6,068,844
Highwoods Properties, Inc.	74,154	3,028,449
Hudson Pacific Properties, Inc.	660,412	15,374,391
National Retail Properties, Inc.	486,293	21,319,085
Pebblebrook Hotel Trust	447,479	10,927,437
Physicians Realty Trust	158,760	2,721,146
PotlatchDeltic Corp.	144,582	8,008,397
Rayonier, Inc.	131,074	5,662,397
Seritage Growth Properties, Class AA B	1,062,963	10,523,334
STAG Industrial, Inc.	105,229	3,927,146
Sunstone Hotel Investors, Inc.A	494,362	6,055,935
Terreno Realty Corp.	83,404	6,067,641
Urban Edge Properties	529,500	9,896,355

		166,792,200

Real Estate Management & Development - 0.72%
Douglas Elliman, Inc.A	537,375	3,256,493
Howard Hughes Corp.A	95,715	9,599,257
Newmark Group, Inc., Class A	547,584	6,653,146
Realogy Holdings Corp.A	351,213	3,849,294
RMR Group, Inc., Class A	482,133	13,152,588

		36,510,778

Total Real Estate		203,302,978

Utilities - 2.60%

Electric Utilities - 0.86%
ALLETE, Inc.	385,721	22,888,684
PNM Resources, Inc.	145,592	6,793,323
Portland General Electric Co.	303,362	14,358,123

		44,040,130

Gas Utilities - 0.84%
Chesapeake Utilities Corp.	56,821	7,112,285
Southwest Gas Holdings, Inc.	215,024	18,945,765
Spire, Inc.	28,476	2,071,629
UGI Corp.	426,605	14,632,551

		42,762,230

Multi-Utilities - 0.90%
Avista Corp.	865,874	35,128,508
NorthWestern Corp.	188,165	10,667,074

		45,795,582

Total Utilities		132,597,942

Total Common Stocks (Cost $4,386,279,315)		4,908,014,954

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.67% (Cost $187,235,862)

Investment Companies - 3.67%
American Beacon U.S. Government Money Market Select Fund, 0.15%C D	187,235,862	$187,235,862

SECURITIES LENDING COLLATERAL - 0.19% (Cost $9,590,802)

Investment Companies - 0.19%
American Beacon U.S. Government Money Market Select Fund, 0.15%C D	9,590,802	9,590,802

TOTAL INVESTMENTS - 100.16% (Cost $4,583,105,979)		5,104,841,618
LIABILITIES, NET OF OTHER ASSETS - (0.16%)		(8,368,189)

TOTAL NET ASSETS - 100.00%		$5,096,473,429

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on April 30, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	2,089	June 2022	$206,832,708	$194,412,785	$(12,419,923)

			$206,832,708	$194,412,785	$(12,419,923)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,908,014,954	$-	$-	$4,908,014,954
Short-Term Investments	187,235,862	-	-	187,235,862
Securities Lending Collateral	9,590,802	-	-	9,590,802

Total Investments in Securities - Assets	$5,104,841,618	$-	$-	$5,104,841,618

Financial Derivative Instruments - Liabilities
Futures Contracts	$(12,419,923)	$-	$-	$(12,419,923)

Total Financial Derivative Instruments - Liabilities	$(12,419,923)	$-	$-	$(12,419,923)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

18

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$4,908,014,954
Investments in affiliated securities, at fair value‡	196,826,664
Cash	326
Cash collateral held at broker for futures contracts	14,013,000
Dividends and interest receivable	21,105,226
Deposits with broker for futures contracts	6,872,758
Receivable for investments sold	21,872,416
Receivable for fund shares sold	4,292,014
Prepaid expenses	146,588

Total assets	5,173,143,946

Liabilities:
Payable for investments purchased	38,981,967
Payable for fund shares redeemed	11,720,736
Management and sub-advisory fees payable (Note 2)	3,301,012
Service fees payable (Note 2)	104,845
Transfer agent fees payable (Note 2)	88,268
Payable upon return of securities loaned (Note 9)§	9,590,802
Custody and fund accounting fees payable	244,619
Professional fees payable	51,027
Trustee fees payable (Note 2)	17,634
Payable for prospectus and shareholder reports	84,496
Payable for variation margin from open futures contracts (Note 5)	12,415,974
Other liabilities	69,137

Total liabilities	76,670,517

Net assets	$5,096,473,429

Analysis of net assets:
Paid-in-capital	$3,897,688,567
Total distributable earnings (deficits)A	1,198,784,862

Net assets	$5,096,473,429

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	97,762,782

Y Class	14,071,376

Investor Class	12,196,603

Advisor Class	1,447,498

A Class	2,173,024

C Class	395,651

R6 Class	66,590,854

Net assets:
R5 Class	$2,575,273,953

Y Class	$363,965,453

Investor Class	$305,776,095

Advisor Class	$35,771,714

A Class	$53,132,375

C Class	$9,081,895

R6 Class	$1,753,471,944

Net asset value, offering and redemption price per share:
R5 Class	$26.34

Y Class	$25.87

Investor Class	$25.07

Advisor Class	$24.71

A Class	$24.45

A Class (offering price)	$25.94

C Class	$22.95

R6 Class	$26.33

† Cost of investments in unaffiliated securities	$4,386,279,315
‡ Cost of investments in affiliated securities	$196,826,664
§ Fair value of securities on loan	$79,408,994

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2022 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$43,529,997
Dividend income from affiliated securities (Note 2)	44,484
Interest income	13,981
Income derived from securities lending (Note 9)	65,202

Total investment income	43,653,664

Expenses:
Management and sub-advisory fees (Note 2)	20,137,521
Transfer agent fees:
R5 Class (Note 2)	489,135
Y Class (Note 2)	165,311
Investor Class	16,500
Advisor Class	2,689
A Class	3,874
C Class	1,937
R6 Class	31,410
Custody and fund accounting fees	314,634
Professional fees	179,310
Registration fees and expenses	60,075
Service fees (Note 2):
Investor Class	613,824
Advisor Class	44,963
A Class	55,415
C Class	6,406
Distribution fees (Note 2):
Advisor Class	45,155
A Class	74,300
C Class	50,501
Prospectus and shareholder report expenses	194,654
Trustee fees (Note 2)	193,737
Loan expense (Note 10)	5,933
Other expenses	207,606

Total expenses	22,894,890

Net investment income	20,758,774

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	742,178,204
Redemption in kind (Note 7)	60,742,130
Commission recapture (Note 1)	7,348
Foreign currency transactions	(250)
Futures contracts	(20,522,019)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(1,054,080,796)
Futures contracts	(15,849,517)

Net (loss) from investments	(287,524,900)

Net (decrease) in net assets resulting from operations	$(266,766,126)

† Foreign taxes	$134,370

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$20,758,774	$36,979,213
Net realized gain from investments in unaffiliated securities, redemption in kind, commission recapture, foreign currency transactions, and futures contracts	782,405,413	1,044,070,136
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(1,069,930,313)	1,482,112,484

Net increase (decrease) in net assets resulting from operations	(266,766,126)	2,563,161,833

Distributions to shareholders:
Total retained earnings:
R5 Class	(357,424,073)	(30,252,473)
Y Class	(28,029,058)	(1,814,421)
Investor Class	(39,069,782)	(2,372,133)
Advisor Class	(3,807,082)	(272,130)
A Class	(6,970,754)	(318,938)
C Class	(1,119,552)	-
R6 Class	(202,391,660)	(13,695,714)

Net distributions to shareholders	(638,811,961)	(48,725,809)

Capital share transactions (Note 11):
Proceeds from sales of shares	757,742,227	1,621,094,193
Reinvestment of dividends and distributions	605,168,502	46,257,815
Cost of shares redeemed	(1,301,708,186)	(2,798,705,958)

Net increase (decrease) in net assets from capital share transactions	61,202,543	(1,131,353,950)

Net increase (decrease) in net assets	(844,375,544)	1,383,082,074

Net assets:
Beginning of period	5,940,848,973	4,557,766,899

End of period	$5,096,473,429	$5,940,848,973

See accompanying notes

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2022, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives the fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Brandywine Global Investment Management, LLC, DePrince, Race &

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Zollo, Inc., Hotchkis and Wiley Capital Management, LLC, and Newton Investment Management North America LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2022 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$9,857,985
Sub-Advisor Fees	0.36%	10,279,536

Total	0.71%	$20,137,521

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2022, the Manager received securities lending fees of $7,235 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$587,097

As of April 30, 2022, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$49,784

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $139,046 for the period ended April 30, 2022.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund listed below held the following shares with an April 30, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2022 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$187,235,862	$-	$-	$44,484	$187,235,862
U.S. Government Money Market Select	Securities Lending	Small Cap Value	9,590,802	-	-	N/A	9,590,802

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2022, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$99,876	$4,364	$104,240

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended April 30, 2022, the Fund participated as a lender and loaned $6,746,395 for 53 days at an average interest rate of 0.99% with interest charges earned of $9,224. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2022 there were no waived fees, expenses reimbursed, or recouped expenses.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2022, RID collected $703 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2022, there were no CDSC fees collected for the A Class A of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2022, CDSC fees of $256 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000. Effective January 1, 2022, the annual retainer increased to $130,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When the Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2022, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2022
Small Cap Value	1,498

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$12,419,923	$12,419,923

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures Contracts	$-	$-	$-	$-	$(20,522,019)	$(20,522,019)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures Contracts	$-	$-	$-	$-	$(15,849,517)	$(15,849,517)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2022.

Offsetting of Financial and Derivative Assets as of April 30, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$(12,419,923)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(12,419,923)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$12,419,923

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,590,802	$-	$-	$-	$9,590,802

Total Borrowings	$9,590,802	$-	$-	$-	$9,590,802

Gross amount of recognized liabilities for securities lending transactions					$9,590,802

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2022, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$4,642,788,834	$848,075,240	$(386,022,456)	$462,052,784

Certain shareholders of the Fund elected to receive securities rather than cash for their redemption proceeds. The Fund realized gains of $60,742,130 as a result of the in kind distribution, as disclosed on the Statement of Operations for the period ended April 30, 2022. These gains were recognized for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain its character as short-term and/or long-term losses.

As of October 31, 2021, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$2,587,807,846	$2,922,532,937

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2022 were as follows:

Fund	Type of Transaction	October 31, 2021 Shares/Fair Value	Purchases	Sales	April 30, 2022 Shares/Fair Value
Small Cap Value	Direct	$149,026,206	$1,224,915,341	$1,186,705,685	$187,235,862
Small Cap Value	Securities Lending	10,739,130	65,098,009	66,246,337	9,590,802

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$79,408,994	$9,590,802	$74,247,200	$83,838,002

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2022, the Fund did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	8,042,494	$233,015,517	25,272,526	$734,344,099
Reinvestment of dividends	11,929,156	334,851,407	1,148,888	28,354,544
Shares redeemed	(30,567,858)	(891,436,433)	(59,776,509)	(1,698,015,121)

Net (decrease) in shares outstanding	(10,596,208)	$(323,569,509)	(33,355,095)	$(935,316,478)

	Y Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	6,942,332	$187,107,042	2,973,615	$82,535,591
Reinvestment of dividends	947,000	26,108,801	70,195	1,705,030
Shares redeemed	(2,157,077)	(60,878,045)	(3,488,003)	(97,995,999)

Net increase (decrease) in shares outstanding	5,732,255	$152,337,798	(444,193)	$(13,755,378)

	Investor Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,468,406	$41,260,557	3,635,707	$99,431,745
Reinvestment of dividends	1,371,166	36,678,687	95,069	2,246,481
Shares redeemed	(2,989,486)	(82,528,660)	(7,414,960)	(201,618,767)

Net (decrease) in shares outstanding	(149,914)	$(4,589,416)	(3,684,184)	$(99,940,541)

	Advisor Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	532,912	$14,748,670	699,128	$18,823,410
Reinvestment of dividends	144,317	3,807,082	11,670	272,037
Shares redeemed	(347,841)	(9,410,387)	(1,903,700)	(50,959,777)

Net increase (decrease) in shares outstanding	329,388	$9,145,365	(1,192,902)	$(31,864,330)

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2022 (Unaudited)

	A Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	297,446	$8,050,557	684,478	$18,647,795
Reinvestment of dividends	265,394	6,924,127	13,698	316,837
Shares redeemed	(553,827)	(14,790,267)	(1,028,767)	(27,369,382)

Net increase (decrease) in shares outstanding	9,013	$184,417	(330,591)	$(8,404,750)

	C Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	43,086	$1,107,839	86,798	$2,256,647
Reinvestment of dividends	45,316	1,112,972	–	–
Shares redeemed	(102,045)	(2,720,441)	(138,769)	(3,584,911)

Net (decrease) in shares outstanding	(13,643)	$(499,630)	(51,971)	$(1,328,264)

	R6 Class
	Period Ended April 30, 2022		Year Ended October 31, 2021
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,302,741	$272,452,045	22,939,812	$665,054,906
Reinvestment of dividends	6,973,821	195,685,426	541,665	13,362,886
Shares redeemed	(8,370,886)	(239,943,953)	(24,922,627)	(719,162,001)

Net increase (decrease) in shares outstanding	7,905,676	$228,193,518	(1,441,150)	$(40,744,209)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

41

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2022E		Year Ended October 31,
			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$31.19		$19.76	$23.13	$26.14	$29.51	$24.36

Income (loss) from investment operations:
Net investment income	0.14		0.25	0.26	0.26	0.21	0.17
Net gains (losses) on investments (both realized and unrealized)	(1.59)		11.40	(3.18)	(0.25)	(0.94)	5.83

Total income (loss) from investment operations	(1.45)		11.65	(2.92)	0.01	(0.73)	6.00

Less distributions:
Dividends from net investment income	(0.24)		(0.22)	(0.29)	(0.18)	(0.15)	(0.23)
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	(0.62)

Total distributions	(3.40)		(0.22)	(0.45)	(3.02)	(2.64)	(0.85)

Net asset value, end of period	$26.34		$31.19	$19.76	$23.13	$26.14	$29.51

Total returnB	(5.32)%[c]		59.26%	(13.00)%	2.01%	(2.96)%	24.80%

Ratios and supplemental data:
Net assets, end of period	$2,575,273,953		$3,380,005,813	$2,799,722,660	$4,073,332,655	$4,604,864,422	$5,527,380,111
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79%	D	0.81%	0.82%	0.83%	0.80%	0.82%
Expenses, net of reimbursements and/or recoupments	0.79%	D	0.81%	0.82%	0.83%	0.80%	0.82%
Net investment income, before expense reimbursements and/or recoupments	0.77%	D	0.65%	1.04%	1.07%	0.66%	0.58%
Net investment income, net of reimbursements and/or recoupments	0.77%	D	0.65%	1.04%	1.07%	0.66%	0.58%
Portfolio turnover rate	48%	C	48%	61%	48%	69%	48%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2022D		Year Ended October 31,
			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$30.68		$19.44	$22.76	$25.77	$29.13	$24.06

Income (loss) from investment operations:
Net investment income	0.12		0.16	0.22	0.26	0.17	0.12
Net gains (losses) on investments (both realized and unrealized)	(1.55)		11.28	(3.11)	(0.27)	(0.90)	5.78

Total income (loss) from investment operations	(1.43)		11.44	(2.89)	(0.01)	(0.73)	5.90

Less distributions:
Dividends from net investment income	(0.22)		(0.20)	(0.27)	(0.16)	(0.14)	(0.21)
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	(0.62)

Total distributions	(3.38)		(0.20)	(0.43)	(3.00)	(2.63)	(0.83)

Net asset value, end of period	$25.87		$30.68	$19.44	$22.76	$25.77	$29.13

Total returnA	(5.35	)%B	59.15%	(13.06)%	1.93%	(3.03)%	24.70%

Ratios and supplemental data:
Net assets, end of period	$363,965,453		$255,837,301	$170,726,299	$254,599,477	$342,125,601	$379,409,116
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%C	0.89%	0.89%	0.90%	0.87%	0.90%
Expenses, net of reimbursements and/or recoupments	0.86	%C	0.89%	0.89%	0.90%	0.87%	0.90%
Net investment income, before expense reimbursements and/or recoupments	0.67	%C	0.56%	0.96%	1.00%	0.59%	0.50%
Net investment income, net of reimbursements and/or recoupments	0.67	%C	0.56%	0.96%	1.00%	0.59%	0.50%
Portfolio turnover rate	48	%B	48%	61%	48%	69%	48%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2022D		Year Ended October 31,
			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$29.78		$18.88	$22.12	$25.12	$28.46	$23.52

Income (loss) from investment operations:
Net investment income	0.07		0.20	0.21	0.22	0.11	0.11
Net gains (losses) on investments (both realized and unrealized)	(1.49)		10.85	(3.08)	(0.29)	(0.89)	5.60

Total income (loss) from investment operations	(1.42)		11.05	(2.87)	(0.07)	(0.78)	5.71

Less distributions:
Dividends from net investment income	(0.13)		(0.15)	(0.21)	(0.09)	(0.07)	(0.15)
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	(0.62)

Total distributions	(3.29)		(0.15)	(0.37)	(2.93)	(2.56)	(0.77)

Net asset value, end of period	$25.07		$29.78	$18.88	$22.12	$25.12	$28.46

Total returnA	(5.47	)%B	58.74%	(13.30)%	1.67%	(3.28)%	24.43%

Ratios and supplemental data:
Net assets, end of period	$305,776,095		$367,726,622	$302,626,954	$424,569,237	$538,602,473	$660,241,571
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%C	1.15%	1.15%	1.14%	1.13%	1.12%
Expenses, net of reimbursements and/or recoupments	1.12	%C	1.15%	1.15%	1.14%	1.13%	1.12%
Net investment income, before expense reimbursements and/or recoupments	0.43	%C	0.32%	0.70%	0.76%	0.33%	0.27%
Net investment income, net of reimbursements and/or recoupments	0.43	%C	0.32%	0.70%	0.76%	0.33%	0.27%
Portfolio turnover rate	48	%B	48%	61%	48%	69%	48%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2022E		Year Ended October 31,
			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$29.34		$18.60	$21.79	$24.77	$28.09	$23.22

Income (loss) from investment operations:
Net investment income	0.04	A	0.17	0.15	0.14	0.06	0.03
Net gains (losses) on investments (both realized and unrealized)	(1.47)		10.69	(3.01)	(0.25)	(0.88)	5.57

Total income (loss) from investment operations	(1.43)		10.86	(2.86)	(0.11)	(0.82)	5.60

Less distributions:
Dividends from net investment income	(0.04)		(0.12)	(0.17)	(0.03)	(0.01)	(0.11)
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	(0.62)

Total distributions	(3.20)		(0.12)	(0.33)	(2.87)	(2.50)	(0.73)

Net asset value, end of period	$24.71		$29.34	$18.60	$21.79	$24.77	$28.09

Total returnB	(5.57	)%C	58.56%	(13.40)%	1.48%	(3.44)%	24.26%

Ratios and supplemental data:
Net assets, end of period	$35,771,714		$32,801,309	$42,987,242	$61,618,406	$77,578,775	$98,718,359
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27	%D	1.29%	1.25%	1.34%	1.28%	1.30%
Expenses, net of reimbursements and/or recoupments	1.27	%D	1.29%	1.25%	1.34%	1.28%	1.30%
Net investment income, before expense reimbursements and/or recoupments	0.26	%D	0.20%	0.60%	0.56%	0.18%	0.11%
Net investment income, net of reimbursements and/or recoupments	0.26	%D	0.20%	0.60%	0.56%	0.18%	0.11%
Portfolio turnover rate	48	%C	48%	61%	48%	69%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2022D		Year Ended October 31,
			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$29.12		$18.47	$21.64	$24.65	$27.99	$23.14

Income (loss) from investment operations:
Net investment income	0.05		0.06	0.12	0.14	0.07	0.07
Net gains (losses) on investments (both realized and unrealized)	(1.44)		10.72	(2.95)	(0.24)	(0.86)	5.53

Total income (loss) from investment operations	(1.39)		10.78	(2.83)	(0.10)	(0.79)	5.60

Less distributions:
Dividends from net investment income	(0.12)		(0.13)	(0.18)	(0.07)	(0.06)	(0.13)
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	(0.62)

Total distributions	(3.28)		(0.13)	(0.34)	(2.91)	(2.55)	(0.75)

Net asset value, end of period	$24.45		$29.12	$18.47	$21.64	$24.65	$27.99

Total returnA	(5.51	)%B	58.57%	(13.38)%	1.56%	(3.37)%	24.36%

Ratios and supplemental data:
Net assets, end of period	$53,132,375		$63,024,594	$46,067,043	$63,246,155	$66,380,615	$63,481,305
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%C	1.24%	1.26%	1.26%	1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.21	%C	1.24%	1.26%	1.26%	1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	0.34	%C	0.21%	0.59%	0.64%	0.25%	0.20%
Net investment income, net of reimbursements and/or recoupments	0.34	%C	0.21%	0.59%	0.64%	0.25%	0.20%
Portfolio turnover rate	48	%B	48%	61%	48%	69%	48%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2022F		Year Ended October 31,
			2021	2020	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$27.51		$17.47	$20.51	$23.60		$26.98	$22.39

Income (loss) from investment operations:
Net investment (loss)	(0.08)		(0.22)	(0.17)	(0.01	)A	(0.08)	(0.14)
Net gains (losses) on investments (both realized and unrealized)	(1.32)		10.26	(2.66)	(0.24)		(0.81)	5.35

Total income (loss) from investment operations	(1.40)		10.04	(2.83)	(0.25)		(0.89)	5.21

Less distributions:
Dividends from net investment income	–		–	(0.05)	–		–	–
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)		(2.49)	(0.62)

Total distributions	(3.16)		–	(0.21)	(2.84)		(2.49)	(0.62)

Net asset value, end of period	$22.95		$27.51	$17.47	$20.51		$23.60	$26.98

Total returnB	(5.85	)%C	57.47%	(14.00)%	0.85%		(3.89)%	23.39%

Ratios and supplemental data:
Net assets, end of period	$9,081,895		$11,261,210	$8,057,935	$12,619,613		$13,480,297	$15,335,554
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.92	%D	1.95%	1.96%	1.95%		1.86%	1.96%
Expenses, net of reimbursements and/or recoupments	1.92	%D	1.95%	1.96%	1.95	%E	1.76%	1.96%
Net investment (loss), before expense reimbursements	(0.36	)%D	(0.50)%	(0.10)%	(0.06)%		(0.41)%	(0.58)%
Net investment (loss), net of reimbursements	(0.36	)%D	(0.50)%	(0.10)%	(0.06)%		(0.31)%	(0.58)%
Portfolio turnover rate	48	%C	48%	61%	48%		69%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.
F

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2022G		Year Ended October 31,				February 28, 2017A to October 31, 2017
			2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$31.19		$19.75	$23.12	$26.14	$29.51	$28.03

Income from investment operations:
Net investment income (loss)	0.13		0.19	0.22	0.26	0.22	(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	(1.58)		11.48	(3.14)	(0.25)	(0.94)	1.48

Total income (loss) from investment operations	(1.45)		11.67	(2.92)	0.01	(0.72)	1.48

Less distributions:
Dividends from net investment income	(0.25)		(0.23)	(0.29)	(0.19)	(0.16)	–
Distributions from net realized gains	(3.16)		–	(0.16)	(2.84)	(2.49)	–

Total distributions	(3.41)		(0.23)	(0.45)	(3.03)	(2.65)	–

Net asset value, end of period	$26.33		$31.19	$19.75	$23.12	$26.14	$29.51

Total returnC	(5.32	)%D	59.38%	(12.98)%	2.01%	(2.93)%	5.28	%D

Ratios and supplemental data:
Net assets, end of period	$1,753,471,944		$1,830,192,124	$1,187,578,766	$1,308,284,613	$902,241,051	$295,802,679
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%E	0.79%	0.79%	0.80%	0.77%	0.80	%E
Expenses, net of reimbursements and/or recoupments	0.76	%E	0.79%	0.79%	0.80%	0.77%	0.80	%E
Net investment income (loss), before expense reimbursements	0.78	%E	0.66%	1.06%	1.08%	0.66%	(0.04	)%E
Net investment income (loss), net of reimbursements	0.78	%E	0.66%	1.06%	1.08%	0.66%	(0.04	)%E
Portfolio turnover rate	48	%D	48%	61%	48%	69%	48	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.
G

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

See accompanying notes

48

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited)

Approval Related to American Beacon Small Cap Value Fund – New Investment Advisory Agreement

At its November 9-10, 2021 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement (the “Advisory Agreement”) among American Beacon Advisors, Inc. (the “Manager”), the American Beacon Funds (the “Trust”), on behalf of the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust, and DePrince, Race & Zollo, Inc. (the “Subadviser”), a proposed subadviser to the Fund.

Prior to the November 9-10, 2021 meetings, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser.

Provided below is an overview of the primary factors the Board considered at its November 9-10, 2021 meetings at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the prior investment performance of a composite of similar accounts managed by the Subadviser (the “Composite”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation that its current and projected staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser regarding the performance of the Composite relative to the performance of the Fund’s benchmark index and an appropriate industry peer group. The Board considered representations made by the Subadviser that, for various periods ended August 31, 2021, the Composite’s relative performance was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Advisory Agreement.

Comparisons of the Amounts to Be Paid Under the Advisory Agreement with Those Under Contracts Between the Subadviser and Its Other Clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund. The Board considered that

49

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited)

the Subadviser’s investment advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is favorable compared to other comparable client accounts. After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed advisory fee rate for the Fund reflects anticipated economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by the Subadviser from Its Relationship with the Fund. The Board considered the Subadviser’s representation that it may benefit from additional soft dollar credits that may accrue to it because of the Subadviser’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

Approval Related to American Beacon Small Cap Value Fund – Amendment to Investment Advisory Agreement

Also at its November 9-10, 2021 meetings, the Board considered the approval of an amendment (“Amendment”) to the existing investment advisory agreement (“Brandywine Agreement”) among the Manager, Brandywine Global Investment Management LLC (“Brandywine”) and the Trust, on behalf of the Fund, to reflect a reduction in the fee rate payable to Brandywine.

The Board determined that it did not need to consider certain factors that it typically considers during its review of investment advisory agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by Brandywine at the Board’s May 17, 2021 and June 8-9, 2021 meetings in connection with its annual renewal of the Brandywine Agreement. Additionally, the Board considered that, other than reducing the sub-advisory fee rate included in the Brandywine Agreement, the Amendment would not result in any other changes to the information considered by the Board during its recent annual review meetings, including the nature, extent and quality of services provided to the Fund and the personnel providing day-to-day services for the Fund.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, or Brandywine, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Amendment is in the best interests of the Fund, and approved the Amendment.

50

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52

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/22

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Jeffrey K. Ringdahl

Jeffrey K. Ringdahl
President
American Beacon Funds

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey K. Ringdahl	By	/s/ Sonia L. Bates

Jeffrey K. Ringdahl		Sonia L. Bates
President		Treasurer
American Beacon Funds		American Beacon Funds
Date: June 30, 2022		Date: June 30, 2022